                                                        Registration No. 2-29240

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                  / /

                         Pre-Effective Amendment No.          / /

                      Post-Effective Amendment No. 60         /X/

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940              / /

                             Amendment No. 27                 /X/

                        (Check appropriate box or boxes.)

                         NML VARIABLE ANNUITY ACCOUNT B
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                           (Exact Name of Registrant)

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
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                               (Name of Depositor)

      720 East Wisconsin Avenue, Milwaukee, Wisconsin                53202
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    (Address of Depositor's Principal Executive Offices)          (Zip Code)

         Depositor's Telephone Number, including Area Code 414-271-1444
                                                           -------------

              ROBERT J. BERDAN, Vice President and General Counsel
              720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space)


    immediately upon filing pursuant to paragraph (b) of Rule 485
---
 X  on April 30, 2001 pursuant to paragraph (b) of Rule 485
---
    60 days after filing pursuant to paragraph (a)(1) of Rule 485
---
    on (DATE) pursuant to paragraph (a)(1) of Rule 485
---
    this post-effective amendment designates a new effective date for a
---
    previously filed post-effective amendment.

                         NML VARIABLE ANNUITY ACCOUNT B
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                              CROSS-REFERENCE SHEET


N-4, Part A                                       Heading in
Item                                              Prospectus
----                                              ----------
   1  ............................................Cover Page
   2  ............................................Index of Special Terms
   3  ............................................Expense Table
   4  ............................................Accumulation Unit Values, Performance Data,
                                                  Financial Statements
   5  ............................................The Company, NML Variable Annuity Account B, The
                                                  Funds, Voting Rights
   6  ............................................Deductions, Distribution of the Contracts
   7  ............................................The Contracts, Owners of the Contracts, Application
                                                  of Purchase Payments, Transfers Between Divisions
                                                  and Payment Plans, Substitution and Change
   8  ............................................Variable Payment Plans, Description of Payment
                                                  Plans, Amount of Annuity Payments, Maturity
                                                  Benefit, Assumed Investment Rate, Transfers Between
                                                  Divisions and Payment Plans
   9  ............................................Death Benefit
   10 ............................................Amount and Frequency, Application of Purchase
                                                  Payments, Net Investment Factor, Distribution of
                                                  the Contracts
   11 ............................................Withdrawal Amount, Deferment of Benefit Payments,
                                                  Right to Examine Contract
   12 ............................................Federal Income Taxes
   13 ............................................Not Applicable
   14 ............................................Table of Contents for Statement of Additional
                                                  Information

--------------------------------------------------------------------------------


N-4, Part B                                       Heading in Statement
Item                                              of Additional Information
----                                              -------------------------
   15 ............................................Cover Page
   16 ............................................Table of Contents
   17 ............................................Not Applicable
   18 ............................................Experts
   19 ............................................Not Applicable
   20 ............................................Distribution of the Contracts
   21 ............................................Performance Data
   22 ............................................Determination of Annuity Payments
   23 ............................................Financial Statements

APRIL 30, 2001



NML VARIABLE ANNUITY ACCOUNT B



Nontax - Qualified Annuities

Individual Retirement Annuities

Roth IRAs

Simplified Employee Pension Plan IRAs

SIMPLE IRAs

Tax Deferred Annuities

457 Deferred Compensation Plan Annuities

Non-Transferable Annuities





                                     (PHOTO)







NORTHWESTERN MUTUAL                         The Northwestern Mutual Life
SERIES FUND, INC. AND                       Insurance Company
RUSSELL INSURANCE FUNDS                     720 East Wisconsin Avenue
                                            Milwaukee, Wisconsin 53202
                                            (414) 271-1444



                      P  r  o  s  p  e  c  t  u  s  e  s


                                                 [NORTHWESTERN MUTUAL (TM) LOGO]

[NORTHWESTERN MUTUAL (TM) LOGO]   The Northwestern Mutual Life Insurance Company
                                            NML Variable Annuity Account B



                                                                  April 30, 2001


PROFILE OF THE VARIABLE ANNUITY CONTRACT

This Profile is a summary of some of the more important points that you should consider and know before purchasing the Contract. We describe the Contract more fully in the prospectus which accompanies this Profile. Please read the prospectus carefully.

1. THE ANNUITY CONTRACT The Contract provides a means for you, the owner, to invest on a tax-deferred basis in your choice of sixteen investment portfolios. The Contract also allows investment on a fixed basis in a guaranteed account.

The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement.

The sixteen investment portfolios are listed in Section 4 below. These portfolios bear varying amounts of investment risk. Those with more risk are designed to produce a better long-term return than those with less risk. But this is not guaranteed. You can also lose your money.

The amounts you invest on a fixed basis earn interest at a rate we declare from time to time. We guarantee principal and we guarantee the interest rate for each amount for at least one year.

You may invest in any or all of the sixteen investment portfolios. You may move money among these portfolios without charge up to 12 times per year. After that, a charge of $25 may apply. Transfers of amounts invested on a fixed basis are subject to restrictions.

During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving annuity payments from your Contract, usually at retirement. Monthly annuity payments begin on the date you select.

The amount you accumulate in your Contract, including the results of investment performance, will determine the amount of your monthly annuity payments.

2. ANNUITY PAYMENTS If you decide to begin receiving monthly annuity payments from your Contract, you may choose one of three payment plans: (1) monthly payments for a specified period of five to thirty years, as you select; (2) monthly payments for your life (assuming you are the annuitant), and you may choose to have payments continue to your beneficiary for the balance of ten or twenty years if you die sooner; or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. After you begin receiving monthly annuity payments you cannot change your selection if the payments depend on your life or the life of another.

These payment plans are available to you on a variable or fixed basis. Variable means that the amount accumulated in your Contract will continue to be invested in one or more of the sixteen investment portfolios as you choose. Your monthly annuity payments will vary up or down to reflect continuing investment performance. Or you may choose a fixed annuity payment plan which guarantees the amount you will receive each month.

3. PURCHASE We offer Front Load and Back Load Contracts, as briefly described in
Section 5. You may make purchase payments of $25 or more as you accumulate funds in your Contract. For the Front Load Contract the minimum initial purchase payment is $10,000. For Back Load Contracts we issue in nontax-qualified situations the minimum initial purchase payment is $5,000. Your Northwestern Mutual agent will help you complete a Contract application form.

4. INVESTMENT CHOICES You may invest in any or all of the following investment portfolios. All of these are described in the attached prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds.

Northwestern Mutual Series Fund, Inc.

     1.  Small Cap Growth Stock Portfolio
     2.  Aggressive Growth Stock Portfolio
     3.  International Equity Portfolio
     4.  Index 400 Stock Portfolio
     5.  Growth Stock Portfolio
     6.  Growth and Income Stock Portfolio
     7.  Index 500 Stock Portfolio
     8.  Balanced Portfolio
     9.  High Yield Bond Portfolio
     10. Select Bond Portfolio
     11. Money Market Portfolio

Russell Insurance Funds

     1.  Multi-Style Equity Fund
     2.  Aggressive Equity Fund
     3.  Non-U.S. Fund
     4.  Real Estate Securities Fund
     5.  Core Bond Fund

You may also invest all or part of your funds on a fixed basis (the Guaranteed Interest Fund).

5. EXPENSES The Contract has insurance and investment features, and there are costs related to them. For the Front Load Contract we deduct a sales load of 4.5% from your



                                   PROFILE - i

[NORTHWESTERN MUTUAL (TM) LOGO]   The Northwestern Mutual Life Insurance Company
                                            NML Variable Annuity Account B

purchase payments. The percentage is lower when cumulative purchase payments exceed $100,000. For the Back Load Contract there is no sales load deducted from purchase payments but a withdrawal charge of 0% to 6% applies, depending on the length of time the money you withdraw has been in the Contract and the size of your Contract.

Each year we deduct a $30 Contract fee. Currently this fee is waived if the value of your Contract is $25,000 or more.

We also deduct mortality and expense risk charges for the guarantees associated with your Contract. These charges are at the annual rate of 0.50% for the Front Load Contract. They begin at 1.25% for the Back Load Contract and are reduced to 0.50% for purchase payments that are no longer subject to withdrawal charges in Contracts with a value of $25,000 or more. We may increase the charges to a maximum rate of 0.75% for the Front Load Contract and 1.50% for the Back Load Contract. We will not increase the charges for at least five years from the date of the prospectus.


The portfolios also bear investment charges that range from an annual rate of 0.20% to 1.30% of the average daily value of the portfolio, depending on the investment portfolio you select. The following charts are designed to help you understand the charges for the Front Load and Back Load Contracts. The first three columns show the annual expenses as a percentage of assets including the insurance charges, the portfolio charges and the total charges. Portfolio expenses are based on 2000 expenses for the portfolios. Expenses for the portfolios reflect fee waivers and expense reimbursements. The last two columns show you examples of the charges, in dollars, you would pay. The examples reflect the impact of the asset based charges, any sales loads or withdrawals that would apply, and the $30 Contract fee calculated by dividing the annual Contract fees collected by the average assets of the sub-account. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money at the end of year one, and at the end of year ten. Both of these examples, for both Contracts, reflect aggregate charges on a cumulative basis to the end of the 1 or 10-year period.


For more detailed information, see the Expense Table which begins on page 3 of the attached prospectus for the Contracts.


                                    EXPENSES

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FRONT LOAD CONTRACT                      ANNUAL EXPENSES AS A PERCENTAGE OF ASSETS
                                                                                              EXAMPLES: *
                                                                                              Total Annual Charges At End
                                                                                              of
                                                                                  Total
                                                                Total Annual      Annual
Portfolio                                    Total Annual         Portfolio      Expenses*     1 Year       10 Years
                                          Insurance Charges*       Charges
----------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
  Small Cap Growth Stock                  0.52% (0.50% +0.02%)       0.67%         1.19%          $57          $198
  Aggressive Growth Stock                 0.52% (0.50% +0.02%)       0.52%         1.04%          $55          $182
  International Equity                    0.52% (0.50% +0.02%)       0.73%         1.25%          $57          $205
  Index 400 Stock                         0.52% (0.50% +0.02%)       0.32%         0.84%          $53          $160
  Growth Stock                            0.52% (0.50% +0.02%)       0.43%         0.95%          $54          $172
  Growth and Income Stock                 0.52% (0.50% +0.02%)       0.57%         1.09%          $56          $187
  Index 500 Stock                         0.52% (0.50% +0.02%)       0.20%         0.72%          $52          $146
  Balanced                                0.52% (0.50% +0.02%)       0.30%         0.82%          $53          $158
  High Yield Bond                         0.52% (0.50% +0.02%)       0.52%         1.04%          $55          $182
  Select Bond                             0.52% (0.50% +0.02%)       0.30%         0.82%          $53          $158
  Money Market                            0.52% (0.50% +0.02%)       0.30%         0.82%          $53          $158
Russell Insurance Funds
  Multi-Style Equity                      0.52% (0.50% +0.02%)       0.92%         1.44%          $59          $226
  Aggressive Equity                       0.52% (0.50% +0.02%)       1.25%         1.77%          $62          $261
  Non-U.S.                                0.52% (0.50% +0.02%)       1.30%         1.82%          $63          $270
  Real Estate Securities                  0.52% (0.50% +0.02%)       1.08%         1.60%          $61          $241
  Core Bond                               0.52% (0.50% +0.02%)       0.80%         1.32%          $58          $216
----------------------------------------------------------------------------------------------------------------------------


*TOTAL ANNUAL INSURANCE CHARGES INCLUDE THE INSURANCE CHARGES OF 0.50% PLUS 0.02% OF THE ASSETS TO REFLECT THE $30 CONTRACT FEE, BASED ON ACTUAL CONTRACT FEES COLLECTED DIVIDED BY AVERAGE ASSETS OF THE SUB-ACCOUNT. THE ACTUAL IMPACT OF THE CONTRACT FEE MAY BE GREATER OR LESS THAN 0.02%, DEPENDING UPON THE VALUE OF YOUR CONTRACT. WE MAY INCREASE THE INSURANCE CHARGES TO A MAXIMUM RATE OF 0.75%. WE WILL NOT INCREASE THE CHARGES FOR AT LEAST FIVE YEARS FROM THE DATE OF THE PROSPECTUS.

NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A FRONT LOAD CONTRACT IS $10,000. THE NUMBERS ABOVE MUST BE MULTIPLIED BY 10 TO FIND THE EXPENSES FOR A FRONT LOAD CONTRACT OF MINIMUM SIZE.


                                  PROFILE - ii

[NORTHWESTERN MUTUAL (TM) LOGO]   The Northwestern Mutual Life Insurance Company
                                            NML Variable Annuity Account B



----------------------------------------------------------------------------------------------------------------------------

BACK LOAD CONTRACT                       ANNUAL EXPENSES AS A PERCENTAGE OF ASSETS

                                                                Total Annual      Total       EXAMPLES: **
Portfolio                                    Total Annual         Portfolio       Annual      Total Annual Charges At End of
                                          Insurance Charges**      Charges       Expenses**      1 Year         10 Years
----------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
  Small Cap Growth Stock                1.40% (1.25% + 0.15%)        0.67%         2.07%           $81           $287
  Aggressive Growth Stock               1.40% (1.25% + 0.15%)        0.52%         1.92%           $79           $239
  International Equity                  1.40% (1.25% + 0.15%)        0.73%         2.13%           $82           $260
  Index 400 Stock                       1.40% (1.25% + 0.15%)        0.32%         1.72%           $77           $231
  Growth Stock                          1.40% (1.25% + 0.15%)        0.43%         1.83%           $79           $229
  Growth and Income Stock               1.40% (1.25% + 0.15%)        0.57%         1.97%           $80           $244
  Index 500 Stock                       1.40% (1.25% + 0.15%)        0.20%         1.60%           $76           $205
  Balanced                              1.40% (1.25% + 0.15%)        0.30%         1.70%           $77           $215
  High Yield Bond                       1.40% (1.25% + 0.15%)        0.52%         1.92%           $79           $239
  Select Bond                           1.40% (1.25% + 0.15%)        0.30%         1.70%           $77           $215
  Money Market                          1.40% (1.25% + 0.15%)        0.30%         1.70%           $77           $215
Russell Insurance Funds
  Multi-Style Equity                    1.40% (1.25% + 0.15%)        0.92%         2.32%           $84           $281
  Aggressive Equity                     1.40% (1.25% + 0.15%)        1.25%         2.65%           $87           $315
  Non-U.S.                              1.40% (1.25% + 0.15%)        1.30%         2.70%           $87           $323
  Real Estate Securities                1.40% (1.25% + 0.15%)        1.08%         2.48%           $85           $296
  Core Bond                             1.40% (1.25% + 0.15%)        0.80%         2.20%           $82           $272
----------------------------------------------------------------------------------------------------------------------------

**TOTAL ANNUAL INSURANCE CHARGES INCLUDE THE INSURANCE CHARGES OF 1.25% PLUS 0.15% OF THE ASSETS TO REFLECT THE $30 CONTRACT FEE, BASED ON ACTUAL CONTRACT FEES COLLECTED DIVIDED BY AVERAGE ASSETS OF THE SUB-ACCOUNT. THE ACTUAL IMPACT OF THE CONTRACT FEE MAY BE GREATER OR LESS THAN 0.15%, DEPENDING UPON THE VALUE OF YOUR CONTRACT. WE MAY INCREASE THE INSURANCE CHARGES TO A MAXIMUM RATE OF 1.50%. WE WILL NOT INCREASE THE CHARGES FOR AT LEAST FIVE YEARS FROM THE DATE OF THE PROSPECTUS.


6. TAXES The Contracts may be issued as an individual retirement annuity (IRA), simplified employee pension (SEP), SIMPLE IRA, Roth IRA, tax deferred annuity
(TDA), Section 457 deferred compensation plan, nontransferable annuity or nontax-qualified annuity. The Contracts will be subject to certain contribution limits and/or other requirements depending on their tax classification. With the exception of Roth IRAs and nontax-qualified annuities, purchase payments are excluded from income. In all cases, earnings on your Contract are not taxed as they accrue. If the Contract is purchased as an individual retirement annuity
(IRA), tax deferred annuity (TDA) or in other situations where purchase payments are excluded from income, the entire amount of monthly annuity payments, and any withdrawals, will generally be taxed as income. If the Contract is purchased as a ROTH IRA, certain distributions after 5 years will be tax-free. Finally, if the Contract is purchased as a nonqualified annuity, amounts withdrawn prior to the income phase will be taxed as income to the extent of earnings. During the income phase, monthly annuity payments will be considered partly a return of your investment which is not taxed and partly a distribution of earnings which is taxed as income. In all cases, a 10% federal penalty tax may apply if you make taxable withdrawals from the Contract before you reach age 59 1/2.

7. ACCESS TO YOUR MONEY You may take money out of your Contract at any time before monthly annuity payments begin. For the Front Load Contract there is no charge for withdrawals. For the Back Load Contract there is a withdrawal charge of 6% or less, depending on how much money has been paid into the Contract and how long it has been held there. Each purchase payment has its own withdrawal charge period. When you make a withdrawal, we use the amounts that produce the lowest withdrawal charge. After the first year, 10% of the Contract value on the prior anniversary may be withdrawn without a withdrawal charge if the Contract value is at least $10,000. For both Front Load and Back Load Contracts, you may also have to pay income tax and a tax penalty on amounts you take out. Withdrawals are restricted for tax deferred annuities in some situations.


8. PERFORMANCE The value of your Contract will vary up or down reflecting the performance of the investment portfolios you select. The chart below shows total returns for each of the investment portfolios that was in operation, and used with the Account, during the years shown. These numbers, for the Front Load Contract and the Back Load Contract, reflect the asset-based charges for mortality and expense risks, the annual Contract fees and investment expenses for each portfolio. The numbers include the annual Contract fee in the amount of 0.02% for the Front Load Contract and 0.15% for the Back Load Contract. The numbers do not reflect deductions from purchase payments for the Front Load Contract or any withdrawal charge for the Back Load Contract. Those charges, if applied, would reduce the performance. Past performance does not guarantee future results.



                                  PROFILE - iii

[NORTHWESTERN MUTUAL (TM) LOGO]   The Northwestern Mutual Life Insurance Company
                                            NML Variable Annuity Account B



                                  PERFORMANCE

----------------------------------------------------------------------------------------------------------------------------

FRONT LOAD CONTRACT
                                                                     CALENDAR YEAR
PORTFOLIO                     2000     1999      1998      1997     1996      1995      1994     1993      1992      1991
----------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series
Fund, Inc.
  Small Cap Growth Stock       6.16       NA        NA        NA       NA       NA         NA       NA       NA         NA
  Aggressive Growth Stock      5.63    43.09      7.00     13.27    17.08    38.57       4.86    18.49     5.39      55.19
  International Equity        -1.30    22.26      4.27     11.70    20.38    13.98      -0.62       NA       NA         NA
  Index 400 Stock             16.60       NA        NA        NA       NA       NA         NA       NA       NA         NA
  Growth Stock                -2.99    21.86     26.04     29.18    20.28    30.15         NA       NA       NA         NA
  Growth and Income Stock     -7.45     6.92     22.50     29.37    19.34    30.44         NA       NA       NA         NA
  Index 500 Stock             -9.23    20.33     28.06     32.51    22.11    36.54       0.67     9.20     6.70      28.89
  Balanced                     -.69    10.66     18.26     20.89    12.86    25.74      -0.53     9.01     4.77      23.30
  High Yield Bond             -5.09    -0.97     -2.35     15.25    19.15    16.17         NA       NA       NA         NA
  Select Bond                  9.64    -1.54      6.52      8.90     2.77    18.48      -3.34     9.76     6.43      16.27
  Money Market                 5.74     4.56      4.88      4.93     4.74     5.28       3.52     2.32     2.80       5.14
Russell Insurance Funds
  Multi-Style Equity         -12.72       NA        NA        NA       NA        NA        NA       NA        NA        NA
  Aggressive Equity           -1.18       NA        NA        NA       NA        NA        NA       NA        NA        NA
  Non-U.S.                   -14.88       NA        NA        NA       NA        NA        NA       NA        NA        NA
  Real Estate Securities      26.58       NA        NA        NA       NA        NA        NA       NA        NA        NA
  Core Bond                    9.43       NA        NA        NA       NA        NA        NA       NA        NA        NA
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------

BACK LOAD CONTRACT
                                                                     CALENDAR YEAR
PORTFOLIO                     2000     1999      1998      1997     1996      1995      1994     1993      1992      1991
----------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series
Fund, Inc.
  Small Cap Growth Stock       5.23       NA        NA        NA       NA        NA        NA        NA        NA        NA
  Aggressive Growth Stock      4.71    41.79      6.06     12.28    16.05     37.37      3.95     17.46      4.47     53.85
  International Equity        -2.17    21.19      3.37     10.72    19.32     12.99     -1.48        NA        NA        NA
  Index 400 Stock             15.59       NA        NA        NA       NA        NA        NA        NA        NA        NA
  Growth Stock                -3.84    20.80     24.93     28.05    19.22     29.01        NA        NA        NA        NA
  Growth and Income Stock     -8.26     5.99     21.43     28.23    18.29     29.31        NA        NA        NA        NA
  Index 500 Stock            -10.02    19.23     26.94     31.35    21.03     35.35     -0.21      8.24      5.76     27.77
  Balanced                    -1.55     9.66     17.23     19.83    11.87     24.64     -1.40      8.06      3.85     22.23
  High Yield Bond             -5.92    -1.84     -3.21     14.24    18.10     15.16        NA        NA        NA        NA
  Select Bond                  8.68    -2.40      5.58      7.94     1.87     17.45     -4.18      8.80      5.50     15.27
  Money Market                 4.82     3.64      3.96      4.01     3.81      4.36      2.62      1.42      1.90      4.23
Russell Insurance Funds
  Multi-Style Equity         -13.48       NA        NA        NA       NA        NA        NA        NA        NA        NA
  Aggressive Equity           -2.04       NA        NA        NA       NA        NA        NA        NA        NA        NA
  Non-U.S.                   -15.62       NA        NA        NA       NA        NA        NA        NA        NA        NA
  Real Estate Securities      25.47       NA        NA        NA       NA        NA        NA        NA        NA        NA
  Core Bond                    8.48       NA        NA        NA       NA        NA        NA        NA        NA        NA
----------------------------------------------------------------------------------------------------------------------------


9. DEATH BENEFIT If you die before age 75, and before monthly annuity payments begin, your beneficiary will receive a death benefit. The amount will be the value of your Contract or, if greater, the amount you have paid in. We offer an enhanced death benefit at extra cost. We increase the enhanced death benefit on each Contract anniversary, up to age 80, if the Contract value has increased.

The death benefit will be adjusted, of course, for any purchase payments or withdrawals you have made. The death benefit may be paid as a lump sum, or your beneficiary may select a monthly annuity payment plan, or the Contract may be continued in force with a contingent annuitant.

                                  PROFILE - iv

[NORTHWESTERN MUTUAL (TM) LOGO]   The Northwestern Mutual Life Insurance Company
                                            NML Variable Annuity Account B


10.  OTHER INFORMATION

FREE LOOK. If you return the Contract within ten days after you receive it (or whatever period is required in your state), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment.

AVOID PROBATE. In most cases, when you die, your beneficiary will receive the full death benefit of your Contract without going through probate.

AUTOMATIC DOLLAR-COST AVERAGING. With our Dollar-Cost Averaging Plan, you can arrange to have a regular amount of money ($100 minimum) automatically transferred from the Money Market Portfolio into the portfolio or portfolios you have chosen on a monthly or quarterly basis.


ELECTRONIC FUNDS TRANSFER (EFT). Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add to the portfolio(s) within your nontax-qualified Contract on a regular monthly basis through payments drawn directly on your checking account.


SYSTEMATIC WITHDRAWAL PLAN. You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem accumulation units to generate monthly payments. Of course you may have to pay taxes on amounts you receive.

AUTOMATIC REQUIRED MINIMUM DISTRIBUTIONS. For IRAs, Simplified Employee Pension Plans, SIMPLE IRA Plans, 403(b) Plans and Nontransferable Annuities, you can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.


SPECIAL WITHDRAWAL PRIVILEGE. You can withdraw 10% of the Contract's accumulation value without a surrender charge, if the Contract has at least a $10,000 balance, beginning on the first Contract anniversary.



TERMINAL ILLNESS BENEFIT. Withdrawal charges are waived if the primary Annuitant is terminally ill and has a life expectancy of 12 months or less.



NURSING HOME BENEFIT. Withdrawal charges are waived after the first Contract anniversary if the primary Annuitant's confinement is medically necessary for at least 90 consecutive days in a licensed nursing facility or hospice.


PORTFOLIO REBALANCING. To help you maintain your asset allocation plan over time we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis, back to the allocation percentages you have selected.

INTEREST SWEEPS. If you select this service we will automatically sweep or transfer interest from the Guaranteed Interest Fund to any combination of variable investment options. Interest earnings can be swept monthly, quarterly, semi-annually or annually.


NORTHWESTERN MUTUAL EXPRESS. 1-800-519-4NML (1-800-519-4665). Get up-to-date information about your nontax-qualified Contract at your convenience with your Contract number and your Personal Identification Number (PIN). Call toll-free to review contract values and unit values, transfer among portfolios, change the allocation and obtain fund performance information.


INTERNET. For information about Northwestern Mutual, visit us on our Website. Included are daily unit values, fund performance information and access to current values for Contracts you own.

                           WWW.NORTHWESTERNMUTUAL.COM

THESE FEATURES MAY NOT BE AVAILABLE IN ALL STATES AND MAY NOT BE SUITABLE FOR YOUR PARTICULAR SITUATION.

11.  INQUIRIES  If you need more information, please contact us at:

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY, 720 EAST WISCONSIN AVENUE, MILWAUKEE, WISCONSIN 53202; 1-888-455-2232.


                                  PROFILE - v

P R O S P E C T U S

NML VARIABLE ANNUITY ACCOUNT B

This prospectus describes individual variable annuity contracts (the "Contracts") offered by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual").

We offer the Contracts for use in these situations:

- Individual Retirement Annuities (IRAs), including traditional IRAs, Simplified Employee Pensions (SEPs) and SIMPLE IRAs.

-    Roth IRAs.

-    Tax-Deferred Annuities (TDAs).

-    Section 457 deferred compensation plans.

- Non-transferable annuities issued in exchange for fixed-dollar annuities received or distributions of termination benefits from tax-qualified plans or trusts.

-    Other situations that do not qualify for special tax treatment.

We use NML Variable Annuity Account B (the "Account") to keep the money you invest separate from our general assets. The money in the Account is invested in the eleven portfolios of Northwestern Mutual Series Fund, Inc. and the five Russell Insurance Funds. You select the Portfolios or Funds in which you want to invest. Northwestern Mutual Series Fund, Inc.: Small Cap Growth Stock, Aggressive Growth Stock, International Equity, Index 400 Stock, Growth Stock, Growth and Income Stock, Index 500 Stock, Balanced, High Yield Bond, Select Bond, Money Market. Russell Insurance Funds: Multi-Style Equity, Aggressive Equity, Non-U.S., Real Estate Securities, Core Bond.

The Account has 16 Divisions that correspond to the 11 Portfolios and 5 Funds in which you may invest. The Contracts also permit you to invest on a fixed basis, at rates that we determine. This prospectus describes only the Account and the variable provisions of the Contracts except where there are specific references to the fixed provisions.

We offer two versions of the Contracts: Front Load Contracts and Back Load Contracts. See the Expense table on page 3 and the Deductions section, beginning on page 25.

This prospectus is a concise description of the information you should know before you buy a Contract. We have filed additional information about the Contracts with the Securities and Exchange Commission in a Statement of Additional Information. We incorporate the Statement of Additional Information into this prospectus by reference. We will send you the Statement of Additional Information without charge if you write to The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, or call us at Telephone Number 1-888-455-2232. You will find the table of contents for the Statement of Additional Information following page 28 of this prospectus.

This prospectus is valid only when accompanied by the current prospectuses for Northwestern Mutual Series Fund, Inc. and Russell Insurance Funds which are attached to this prospectus. You should retain this prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The date of this prospectus and the Statement of Additional Information is April 30, 2001.

CONTENTS FOR THIS PROSPECTUS

                                                                            PAGE
                                                                            ----

PROSPECTUS....................................................................1
   NML Variable Annuity Account B.............................................1
INDEX OF SPECIAL TERMS........................................................3
EXPENSE TABLE.................................................................3
ACCUMULATION UNIT VALUES......................................................7
THE COMPANY..................................................................15
NML VARIABLE ANNUITY
   ACCOUNT B.................................................................15
THE FUNDS....................................................................15
THE CONTRACTS................................................................16
    Purchase Payments Under the Contracts....................................16
      Amount and Frequency...................................................16
      Application of Purchase Payments.......................................16
    Net Investment Factor....................................................17
    Benefits Provided Under the Contracts....................................17
      Withdrawal Amount......................................................17
      Death Benefit..........................................................17
      Maturity Benefit.......................................................18
    Variable Payment Plans...................................................18
      Description of Payment Plans...........................................18
      Amount of Annuity Payments.............................................18
      Assumed Investment Rate................................................19
    Additional Information...................................................19
      Transfers Between Divisions and
        Payment Plans........................................................19
      Owners of the Contracts................................................19
      Special Contract for Employers.........................................20
      Deferment of Benefit Payments..........................................20
      Dividends..............................................................20
      Voting Rights..........................................................20
      Substitution and Change................................................20
      Fixed Annuity Payment Plans............................................20
      Performance Data.......................................................21
      Financial Statements...................................................21
THE GUARANTEED INTEREST FUND.................................................21
FEDERAL INCOME TAXES.........................................................22
    Qualified and Nontax-Qualified Plans.....................................22
    Contribution Limitations and General
     Requirements Applicable to Contracts....................................22
      Traditional IRA........................................................22
      SEP....................................................................22
      SIMPLE IRA.............................................................22
      Roth IRA...............................................................22
      Tax Deferred Annuity...................................................23
      Section 457 Plan.......................................................23
      Nontransferable Annuity................................................23
      Nontax-qualified Contract..............................................23
    Taxation of Contract Benefits............................................23
      IRAs, SEPs, SIMPLE IRAs, TDAs and
       Section 457 Plans and Nontransferable
       Annuities.............................................................23
      Roth IRAs..............................................................23
      Nonqualified Contracts.................................................24
      Premature Withdrawals..................................................24
      Minimum Distribution Requirements......................................24
      Mandatory Withholding..................................................25
    Taxation of Northwestern Mutual..........................................25
    Other Considerations.....................................................25
DEDUCTIONS...................................................................25
      Sales Load.............................................................25
      Mortality Rate and Expense Risk Charges................................25
      Contract Fee...........................................................26
      Withdrawal Charge......................................................26
      Enhanced Death Benefit Charge..........................................27
      Premium Taxes..........................................................27
      Expenses for the Portfolios and Funds..................................27
      Contracts Issued Prior to March 31, 2000...............................27
      Contracts Issued Prior to March 31, 1995 ..............................27
      Contracts Issued Prior to
       December 17, 1981.....................................................27
      Certain Nontax-Qualified Contracts.....................................27
      Dividends for Contracts Issued Prior to
        March 31, 2000.......................................................28
      Reduced Charges for Exchange
       Transactions..........................................................28
DISTRIBUTION OF THE CONTRACTS................................................28


    THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS
               ON THE PAGE FOLLOWING PAGE 28 OF THIS PROSPECTUS.

INDEX OF SPECIAL TERMS

The following special terms used in this prospectus are discussed at the pages indicated.


TERM                                               PAGE    TERM                                             PAGE
----                                               ----    ----                                             ----
ACCUMULATION UNIT...................................16     ANNUITANT.........................................18
ANNUITY (or ANNUITY PAYMENTS).......................16     MATURITY DATE.....................................18
NET INVESTMENT FACTOR...............................17     OWNER.............................................19
PAYMENT PLANS.......................................18     WITHDRAWAL AMOUNT.................................17

EXPENSE TABLE

FRONT LOAD CONTRACT                                        ANNUAL EXPENSES OF THE ACCOUNT
TRANSACTION EXPENSES FOR CONTRACTOWNERS                     (AS A PERCENTAGE OF ASSETS)
---------------------------------------                    ------------------------------
Maximum Sales Load (as a percentage                        Current Mortality and Expense Risk Fees*.......0.50%
of purchase payments)..........................4.5%        Maximum Mortality and Expense Risk
Withdrawal Charge..............................None           Fees*.......................................0.75%
                                                           Other Expenses.................................None
                                                           Total Current Separate Account Annual
                                                              Expenses*...................................0.50%
                                                           Total Maximum Separate Account Annual
                                                              Expenses*...................................0.75%

                                                           ANNUAL CONTRACT FEE
                                                           -------------------
                                                           $30; waived if the Contract Value equals or exceeds
                                                           $25,000


BACK LOAD CONTRACT                                         ANNUAL EXPENSES OF THE ACCOUNT
TRANSACTION EXPENSES FOR CONTRACTOWNERS                     (AS A PERCENTAGE OF ASSETS)
---------------------------------------                    ------------------------------
Sales Load (as a percentage of purchase                    Current Mortality and Expense Risk Fees*.......1.25%
payments)......................................None        Maximum Mortality and Expense Risk
Withdrawal Charge for Sales Expenses                          Fees*.......................................1.50%
(as a percentage of amounts paid)..............0%-6%       Other Expenses.................................None
                                                           Total Current Separate Account Annual
                                                              Expenses*...................................1.25%
                                                           Total Maximum Separate Account Annual
                                                              Expenses*...................................1.50%

                                                           ANNUAL CONTRACT FEE
                                                           -------------------
                                                           $30; waived if the Contract Value equals or exceeds
                                                           $25,000


*WE GUARANTEE THE CURRENT MORTALITY AND EXPENSE RISK FEES FOR FIVE YEARS FROM THE DATE OF THIS PROSPECTUS. THEREAFTER, WE RESERVE THE RIGHT TO INCREASE THE MORTALITY AND EXPENSE RISK FEES TO A MAXIMUM ANNUAL RATE OF 0.75% FOR THE FRONT LOAD CONTRACT AND 1.50% FOR THE BACK LOAD CONTRACT.


ANNUAL EXPENSES OF THE PORTFOLIOS AND FUNDS                                                 TOTAL ANNUAL
(AS A PERCENTAGE OF THE ASSETS)                           MANAGEMENT                          EXPENSES
                                                          FEES (AFTER         OTHER       (AFTER EXPENSE
                                                         FEE WAIVER)        EXPENSES       REIMBURSEMENT)
                                                         ------------       --------       --------------
Northwestern Mutual Series Fund, Inc.
-------------------------------------
   Small Cap Growth Stock                                    0.62%            0.05%            0.67%
   Aggressive Growth Stock                                   0.51%            0.01%            0.52%
   International Equity                                      0.66%            0.07%            0.73%
   Index 400 Stock                                           0.25%            0.07%            0.32%
   Growth Stock                                              0.42%            0.01%            0.43%
   Growth and Income Stock                                   0.57%            0.00%            0.57%
   Index 500 Stock                                           0.20%            0.00%            0.20%
   Balanced                                                  0.30%            0.00%            0.30%
   High Yield Bond                                           0.50%            0.02%            0.52%
   Select Bond                                               0.30%            0.00%            0.30%
   Money Market                                              0.30%            0.00%            0.30%

Russell Insurance Funds*
------------------------
   Multi-Style Equity                                        0.77%            0.15%            0.92%
   Aggressive Equity                                         0.92%            0.33%            1.25%
   Non-U.S.                                                  0.87%            0.43%            1.30%
   Real Estate Securities                                    0.84%            0.24%            1.08%
   Core Bond                                                 0.57%            0.23%            0.80%


* For the Russell Insurance Funds (the "Fund"), the adviser has voluntarily agreed to waive a portion of the management fee, up to the full amount of the fee, equal to the amount by which the Fund's total operating expenses exceed the amounts shown above under "Total Annual Expenses (After Expense Reimbursement)". The adviser has also agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed the amounts shown above under that heading. Absent the fee waiver and expense reimbursement, the management fees and total annual expenses would be 0.78% and 0.93% for the Multi-Style Equity Fund; 0.95% and 1.34% for the Aggressive Equity Fund; 0.95% and 1.50% for the Non-U.S. Fund; 0.85% and 1.15% for the Real Estate Securities Fund; 0.60% and 0.86% for the Core Bond Fund.

--------------------------------------------------------------------------------
EXAMPLE

FRONT LOAD CONTRACT - You would pay the following expenses on each $1,000 investment, assuming 5% annual return:



                                              1 YEAR               3 YEARS              5 YEARS             10 YEARS
                                              ------               ------               -------             --------
Northwestern Mutual Series Fund, Inc.
-------------------------------------
   Small Cap Growth Stock                       $57                 $ 81                 $108                 $198
   Aggressive Growth Stock                      $55                 $ 77                 $100                 $182
   International Equity                         $57                 $ 83                 $111                 $205
   Index 400 Stock                              $53                 $ 71                 $ 90                 $160
   Growth Stock                                 $54                 $ 74                 $ 95                 $172
   Growth and Income Stock                      $56                 $ 78                 $102                 $187
   Index 500 Stock                              $52                 $ 67                 $ 83                 $146
   Balanced                                     $53                 $ 70                 $ 88                 $158
   High Yield Bond                              $55                 $ 77                 $100                 $182
   Select Bond                                  $53                 $ 70                 $ 88                 $158
   Money Market                                 $53                 $ 70                 $ 88                 $158

Russell Insurance Funds
-----------------------
   Multi-Style Equity                           $59                 $ 89                 $121                 $226
   Aggressive Equity                            $62                 $ 99                 $138                 $261
   Non-U.S.                                     $63                 $101                 $142                 $270
   Real Estate Securities                       $61                 $ 93                 $128                 $241
   Core Bond                                    $58                 $ 86                 $116                 $216


NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A FRONT-LOAD CONTRACT IS $10,000. YOU MUST MULTIPLY THE NUMBERS ABOVE BY 10 TO FIND THE EXPENSES FOR A FRONT-LOAD CONTRACT OF MINIMUM SIZE.

EXAMPLE
BACK LOAD CONTRACT - You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) surrender just prior to the end of each time period:


                                               1 YEAR             3 YEARS               5 YEARS              10 YEARS
                                               ------             ------                -------              --------
Northwestern Mutual Series Fund, Inc.
-------------------------------------
   Small Cap Growth Stock                       $ 81                $132                 $166                  $287
   Aggressive Growth Stock                      $ 79                $120                 $143                  $239
   International Equity                         $ 82                $127                 $154                  $260
   Index 400 Stock                              $ 77                $117                 $139                  $231
   Growth Stock                                 $ 79                $117                 $139                  $229
   Growth and Income Stock                      $ 80                $122                 $146                  $244
   Index 500 Stock                              $ 76                $110                 $127                  $205
   Balanced                                     $ 77                $113                 $132                  $215
   High Yield Bond                              $ 79                $120                 $143                  $239
   Select Bond                                  $ 77                $113                 $132                  $215
   Money Market                                 $ 77                $113                 $132                  $215

Russell Insurance Funds
-----------------------
   Multi-Style Equity                           $ 84                $133                 $165                  $281
   Aggressive Equity                            $ 87                $143                 $182                  $315
   Non-U.S.                                     $ 87                $145                 $186                  $323
   Real Estate Securities                       $ 85                $137                 $172                  $296
   Core Bond                                    $ 82                $130                 $160                  $272

You would pay the following expenses on the same $1,000 investment, assuming no surrender or annuitization:


                                                 1 YEAR              3 YEARS             5 YEARS             10 YEARS
                                                 ------              -------             -------             --------
Northwestern Mutual Series Fund, Inc.
-------------------------------------
   Small Cap Growth Stock                         $21                  $72                 $126                $287
   Aggressive Growth Stock                        $19                  $60                 $103                $239
   International Equity                           $22                  $67                 $114                $260
   Index 400 Stock                                $17                  $57                 $ 99                $231
   Growth Stock                                   $19                  $57                 $ 99                $229
   Growth and Income Stock                        $20                  $62                 $106                $244
   Index 500 Stock                                $16                  $50                 $ 87                $205
   Balanced                                       $17                  $53                 $ 92                $215
   High Yield Bond                                $19                  $60                 $103                $239
   Select Bond                                    $17                  $53                 $ 92                $215
   Money Market                                   $17                  $53                 $ 92                $215

Russell Insurance Funds
-----------------------
   Multi-Style Equity                             $24                  $73                 $125                $281
   Aggressive Equity                              $27                  $83                 $142                $315
   Non-U.S.                                       $27                  $85                 $146                $323
   Real Estate Securities                         $25                  $77                 $132                $296
   Core Bond                                      $22                  $70                 $120                $272

The purpose of the table above is to assist a Contract Owner in understanding the expenses paid by the Account and the Portfolios and Funds and borne by investors in the Contracts. The sales load for a Front Load Contract depends on the amount of cumulative purchase payments. For the Back Load Contract the mortality and expense risk charge and the withdrawal charge depend on the length of time funds have been held under the Contract and the amounts held. We guarantee the current mortality and expense risk charges for five years from the date of this prospectus. Thereafter, we reserve the right to increase the mortality and expense risk charges to a maximum annual rate of 0.75% for the Front Load Contract and 1.50% for the Back Load Contract. The table shows the maximum current charges for both the mortality and expense risk charge and the withdrawal charge for the first five years. The expenses for the ten years shown in the table are the maximum expenses if we increase the mortality and expense risk charge after five years. There is no withdrawal charge when a variable payment plan is selected, but we may make a withdrawal charge in some circumstances when a fixed payment plan is selected. See "Withdrawal Charge", p. 26. The $30 annual Contract fee is reflected as .02% in the Front Load Contract and .15% in the Back Load Contract based on the annual contract fees collected divided by the average assets of the Division. The Contracts provide for charges for transfers between the Divisions of the Account and for premium taxes, but we are not currently making such charges. See "Transfers Between Divisions and Payment Plans", p. 19 and "Deductions", p. 25, for additional information about expenses for the Contracts. The expenses shown in the table for the Portfolios and Funds show the annual expenses for each, as a percentage of their average net assets, based on 2000 operations for the Portfolios and their predecessors and the Funds. Expenses for each of the Russell Insurance Funds reflect fee waivers and expense reimbursements that the Funds' adviser has voluntarily agreed to make for the year 2001. These may be changed at any time without notice. Absent the fee waivers and expense reimbursements the expenses would be higher. See the disclosure on page 4.

The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown, subject to the guarantees of the Contracts.

The tables on the following pages present the accumulation unit values for Contracts issued prior to the date of this prospectus. The Contracts issued prior to the date of this prospectus are different in certain material respects from Contracts offered currently. The values shown below for Back Load Contracts issued on or after December 17, 1981 and prior to March 31, 2000 are calculated on the same basis as those for the Class B Accumulation Units for the Back Load Contracts described in this prospectus.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED ON OR AFTER MARCH 31, 2000

NORTHWESTERN MUTUAL SERIES FUND, INC.
-------------------------------------



                                    FOR THE NINE                                                 FOR THE NINE
                                    MONTHS ENDED                                                 MONTHS ENDED
                                    DEC. 31, 2000                                                DEC. 31, 2000
                                    -------------                                                -------------
SMALL CAP GROWTH STOCK DIVISION                               INDEX 500 STOCK DIVISION
  Front Load Version                                            Front Load Version
   Beginning of Period              $    1.000                   Beginning of Period             $    1.000
   End of Period                    $     .904                   End of Period                   $     .888
  Back Load Version                                             Back Load Version
   Beginning of Period              $    2.163                   Beginning of Period             $    5.017
   End of Period                    $    1.945                   End of Period                   $    4.432
  Number of Units                                               Number of Units
   Outstanding, End of Period                                    Outstanding, End of Period
   Front Load                        7,316,566                   Front Load                      15,753,049
   Back Load                         4,277,781                   Back Load                        3,225,796



AGGRESSIVE GROWTH STOCK DIVISION                              BALANCED DIVISION
  Front Load Version                                            Front Load Version
   Beginning of Period              $    1.000                   Beginning of Period             $    1.000
   End of Period                    $     .902                   End of Period                   $     .973
  Back Load Version                                             Back Load Version
   Beginning of Period              $    6.346                   Beginning of Period             $    7.614
   End of Period                    $    5.692                   End of Period                   $    7.368
  Number of Units                                               Number of Units
   Outstanding, End of Period                                    Outstanding, End of Period
   Front Load                       10,356,483                   Front Load                      17,720,378
   Back Load                         2,023,069                   Back Load                        2,559,744



INTERNATIONAL EQUITY DIVISION                                 HIGH YIELD BOND DIVISION
  Front Load Version                                            Front Load Version
   Beginning of Period              $    1.000                   Beginning of Period             $    1.000
   End of Period                    $     .996                   End of Period                   $     .963
  Back Load Version                                             Back Load Version
   Beginning of Period              $    2.274                   Beginning of Period             $    1.495
   End of Period                    $    2.251                   End of Period                   $    1.432
  Number of Units                                               Number of Units
   Outstanding, End of Period                                    Outstanding, End of Period
   Front Load                        5,686,115                   Front Load                       1,352,168
   Back Load                         2,537,947                   Back Load                          680,911



INDEX 400 STOCK DIVISION                                      SELECT BOND DIVISION
  Front Load Version                                            Front Load Version
   Beginning of Period              $    1.000                   Beginning of Period             $    1.000
   End of Period                    $    1.036                   End of Period                   $    1.079
  Back Load Version                                             Back Load Version
   Beginning of Period              $    1.258                   Beginning of Period             $    7.098
   End of Period                    $    1.295                   End of Period                   $    7.615
  Number of Units                                               Number of Units
   Outstanding, End of Period                                    Outstanding, End of Period
   Front Load                        4,843,932                   Front Load                       3,378,026
   Back Load                         4,692,710                   Back Load                          267,017



GROWTH STOCK DIVISION                                         MONEY MARKET DIVISION
  Front Load Version                                            Front Load Version
   Beginning of Period              $    1.000                   Beginning of Period             $    1.000
   End of Period                    $     .917                   End of Period                   $    1.044
  Back Load Version                                             Back Load Version
   Beginning of Period              $    3.182                   Beginning of Period             $    2.556
   End of Period                    $    2.902                   End of Period                   $    2.655
  Number of Units                                               Number of Units
   Outstanding, End of Period                                    Outstanding, End of Period
   Front Load                        8,814,919                   Front Load                      10,538,786
   Back Load                         3,640,112                   Back Load                        2,855,056


GROWTH AND INCOME STOCK DIVISION
  Front Load Version
   Beginning of Period              $    1.000
   End of Period                    $     .887
  Back Load Version
   Beginning of Period              $    2.633
   End of Period                    $    2.323
  Number of Units
   Outstanding, End of Period
   Front Load                        3,882,580
   Back Load                         1,644,497


ACCUMULATION UNIT VALUES
CONTRACTS ISSUED ON OR AFTER MARCH 31, 2000 (CONTINUED)

RUSSELL INSURANCE FUNDS
-----------------------



                                     FOR THE NINE                                                      FOR THE NINE
                                     MONTHS ENDED                                                      MONTHS ENDED
                                     DEC. 31, 2000                                                     DEC. 31, 2000
                                     -------------                                                     -------------
MULTI-STYLE EQUITY DIVISION                                     REAL ESTATE SECURITIES DIVISION
Front Load Version                                              Front Load Version
 Beginning of Period                 $      1.00                 Beginning of Period                   $     1.00
 End of Period                       $      .880                 End of Period                         $    1.241
Back Load Version                                               Back Load Version
 Beginning of Period                 $     1.056                 Beginning of Period                   $     .937
 End of Period                       $      .925                 End of Period                         $    1.156
Number of Units                                                 Number of Units
Outstanding, End of Period                                      Outstanding, End of Period
 Front Load                            3,416,461                 Front Load                               970,869
 Back Load                             3,280,473                 Back Load                                889,866

AGGRESSIVE EQUITY DIVISION                                      CORE BOND DIVISION
Front Load Version                                              Front Load Version
 Beginning of Period                 $      1.00                 Beginning of Period                   $     1.00
 End of Period                       $      .930                 End of Period                         $    1.075
Back Load Version                                               Back Load Version
 Beginning of Period                 $     1.166                 Beginning of Period                   $     .999
 End of Period                       $     1.079                 End of Period                         $    1.068
Number of Units                                                 Number of Units
Outstanding, End of Period                                      Outstanding, End of Period
 Front Load                            1,645,007                 Front Load                             1,207,021
 Back Load                               962,707                 Back Load                              1,018,885

NON-U.S. DIVISION
Front Load Version
 Beginning of Period                 $      1.00
 End of Period                       $      .851
Back Load Version
 Beginning of Period                 $     1.242
 End of Period                       $     1.050
Number of Units
Outstanding, End of Period
 Front Load                            3,081,050
 Back Load                             2,125,848

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED ON OR AFTER MARCH 31, 1995 AND PRIOR TO MARCH 31, 2000

NORTHWESTERN MUTUAL SERIES FUND, INC.
-------------------------------------



                                                          FOR THE YEARS ENDED DECEMBER 31                  FOR THE NINE
                                      ---------------------------------------------------------------      MONTHS ENDED
                                      2000          1999          1998             1997          1996      DEC. 31, 1995
                                      ----          ----          ----             ----          ----      -------------
SMALL CAP GROWTH STOCK
DIVISION
  Front Load Version
   Beginning of Period*           $     1.856   $     1.000             --               --            --            --
   End of Period                  $     1.973   $     1.856             --               --            --            --
  Back Load Version
   Beginning of Period*           $     1.846   $     1.000             --               --            --            --
   End of Period                  $     1.945   $     1.846             --               --            --            --
  Number of Units
   Outstanding, End of Period
   Front Load                      16,125,306     5,929,217             --               --            --            --
   Back Load                       24,929,903     6,829,130             --               --            --            --


AGGRESSIVE GROWTH STOCK
DIVISION
  Front Load Version
   Beginning of Period            $     2.662   $     1.859   $      1.735      $     1.530   $     1.305   $     1.000
   End of Period                  $     2.815   $     2.662   $      1.859      $     1.735   $     1.530   $     1.305
  Back Load Version
   Beginning of Period            $     5.428   $     3.808   $      3.585      $     3.188   $     2.743   $     2.115
   End of Period                  $     5.692   $     5.428   $      3.808      $     3.585   $     3.188   $     2.743
  Number of Units
   Outstanding, End of Period
   Front Load                      43,573,219    38,181,332     38,301,039       30,869,455    19,593,516     5,338,263
   Back Load                       55,934,656    50,370,063     50,240,828       42,824,318    29,722,778     8,294,210


INTERNATIONAL EQUITY DIVISION
  Front Load Version
   Beginning of Period
   End of Period                  $     1.964   $     1.605   $      1.537      $     1.374   $     1.140   $     1.000
  Back Load Version               $     1.941   $     1.964   $      1.605      $     1.537   $     1.374   $     1.140
   Beginning of Period
   End of Period                  $     2.298   $     1.893   $      1.829      $     1.649   $     1.380   $     1.218
  Number of Units                 $     2.251   $     2.298   $      1.893      $     1.829   $     1.649   $     1.380
   Outstanding, End of Period
   Front Load
   Back Load                       36,295,316    32,350,775     30,705,368       24,895,817    12,485,204     2,784,309
                                   65,229,652    59,168,433     58,015,141       49,418,651    27,579,179     7,214,357

INDEX 400 STOCK DIVISION
  Front Load Version
   Beginning of Period*
   End of Period                  $     1.125   $     1.000             --               --            --            --
  Back Load Version               $     1.314   $     1.125             --               --            --            --
   Beginning of Period*
   End of Period                  $     1.119   $     1.000             --               --            --            --
  Number of Units                 $     1.295   $     1.119             --               --            --            --
   Outstanding, End of Period
   Front Load                      14,867,219     6,253,334             --               --            --            --
   Back Load                       22,152,604     7,576,930             --               --            --            --


GROWTH STOCK DIVISION
  Front Load Version
   Beginning of Period            $     2.898   $     2.375   $      1.883      $     1.456   $     1.209   $     1.000
   End of Period                  $     2.815   $     2.898   $      2.375      $     1.883   $     1.456   $     1.209
  Back Load Version
   Beginning of Period            $     3.013   $     2.491   $      1.991      $     1.552   $     1.300   $     1.082
   End of Period                  $     2.902   $     3.013   $      2.491      $     1.991   $     1.552   $     1.300
  Number of Units
   Outstanding, End of Period
   Front Load                      33,453,807    29,613,096     20,435,890       12,915,731     6,777,198     1,715,092
   Back Load                       65,153,124    58,030,851     43,931,364       30,083,122    17,808,617     3,952,191


GROWTH AND INCOME STOCK
DIVISION
  Front Load Version
   Beginning of Period            $     2.431   $     2.271   $      1.852      $     1.430   $     1.197   $     1.000
   End of Period                  $     2.253   $     2.431   $      2.271      $     1.852   $     1.430   $     1.197
  Back Load Version
   Beginning of Period            $     2.528   $     2.382   $      1.959      $     1.525   $     1.287   $     1.083
   End of Period                  $     2.323   $     2.528   $      2.382      $     1.959   $     1.525   $     1.287
  Number of Units
   Outstanding, End of Period
   Front Load                      32,089,215    34,268,909     28,665,538       19,189,183     9,882,138     3,530,232
   Back Load                       67,399,622    69,825,444     60,018,961       43,671,623    24,818,409     7,514,293


* The initial investments in the Small Cap Growth Stock Division and Index 400 Stock Division were made on April 30, 1999.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED ON OR AFTER MARCH 31, 1995 AND PRIOR TO MARCH 31, 2000 (CONTINUED)

NORTHWESTERN MUTUAL SERIES FUND, INC.
-------------------------------------



                                                        FOR THE YEARS ENDED DECEMBER 31                FOR THE NINE
                                     -------------------------------------------------------------     MONTHS ENDED
                                     2000           1999          1998          1997          1996     DEC. 31, 1995
                                     ----           ----          ----          ----          ----     -------------
INDEX 500 STOCK DIVISION
  Front Load Version
   Beginning of Period            $     3.128   $      2.597  $     2.026   $     1.527   $     1.249    $    1.000
   End of Period                  $     2.843   $      3.128  $     2.597   $     2.026   $     1.527    $    1.249
  Back Load Version
   Beginning of Period            $     4.919   $      4.037  $     3.175   $     2.414   $     1.991    $    1.604
   End of Period                  $     4.432   $      4.919  $     4.037   $     3.175   $     2.414    $    1.991
  Number of Units
   Outstanding, End of Period
   Front Load                      65,635,496     64,985,029   49,367,899    32,584,892    17,301,664       278,235
   Back Load                       97,164,361     93,536,733   74,933,584    53,900,586    31,553,915       471,752


BALANCED DIVISION
  Front Load Version
   Beginning of Period            $     2.118   $      1.912  $     1.615   $     1.334   $     1.181    $    1.000
   End of Period                  $     2.106   $      2.118  $     1.912   $     1.615   $     1.334    $    1.181
  Back Load Version
   Beginning of Period            $     7.473   $      6.771  $     5.768   $     4.806   $     4.290    $    3.655
   End of Period                  $     7.368   $      7.473  $     6.771   $     5.768   $     4.806    $    4.290
  Number of Units
   Outstanding, End of Period
   Front Load                      97,628,015    102,078,367   72,292,495    43,288,762    24,916,332       164,302
   Back Load                       60,156,780     60,554,119   50,001,293    37,392,725    24,088,931       372,457


HIGH YIELD BOND DIVISION
  Front Load Version
   Beginning of Period            $     1.483   $      1.496  $     1.530   $     1.326   $     1.112    $    1.000
   End of Period                  $     1.409   $      1.483  $     1.496   $     1.530   $     1.326    $    1.112
  Back Load Version
   Beginning of Period            $     1.520   $      1.546  $     1.595   $     1.394   $     1.178    $    1.067
   End of Period                  $     1.432   $      1.520  $     1.546   $     1.595   $     1.394    $    1.178
  Number of Units
   Outstanding, End of Period
   Front Load                      15,642,373     17,635,247   19,796,158    11,305,194     4,518,513     1,418,382
   Back Load                       28,261,950     31,364,004   34,432,479    22,019,285    10,288,680     2,700,647


SELECT BOND DIVISION
  Front Load Version
   Beginning of Period            $     1.331   $      1.350  $     1.266   $     1.161   $     1.129    $    1.000
   End of Period                  $     1.461   $      1.331  $     1.350   $     1.266   $     1.161    $    1.129
  Back Load Version
   Beginning of Period            $     6.996   $      7.088  $     6.703   $     6.201   $     6.078    $    5.419
   End of Period                  $     7.615   $      6.996  $     7.088   $     6.703   $     6.201    $    6.078
  Number of Units
   Outstanding, End of Period
   Front Load                      28,492,696     29,869,748   22,093,895    12,652,127     6,391,221        26,732
   Back Load                        8,458,657      8,674,455    8,005,277     5,418,476     3,653,656        50,828


MONEY MARKET DIVISION
  Front Load Version
   Beginning of Period            $     1.259   $      1.203  $     1.146   $     1.091   $     1.040    $    1.000
   End of Period                  $     1.333   $      1.259  $     1.203   $     1.146   $     1.091    $    1.040
  Back Load Version
   Beginning of Period            $     2.529   $      2.431  $     2.335   $     2.241   $     2.156    $    2.086
   End of Period                  $     2.655   $      2.529  $     2.431   $     2.335   $     2.241    $    2.156
  Number of Units
   Outstanding, End of Period
   Front Load                      58,572,481     57,765,350   27,165,662    16,238,723    11,210,749       327,441
   Back Load                       20,230,487     30,818,748   22,512,853    14,615,063    12,209,698       379,473

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED ON OR AFTER MARCH 31, 1995 AND PRIOR TO MARCH 31, 2000 (CONTINUED)

RUSSELL INSURANCE FUNDS
-----------------------



                                    FOR THE    FOR THE EIGHT                                           FOR THE    FOR THE EIGHT
                                  YEAR ENDED   MONTHS ENDED                                          YEAR ENDED   MONTHS ENDED
                                DEC. 31, 2000  DEC. 31, 1999                                       DEC. 31, 2000  DEC. 31, 1999
                                -------------  -------------                                       -------------  -------------
MULTI-STYLE EQUITY DIVISION                                        REAL ESTATE SECURITIES DIVISION
Front Load Version                                                 Front Load Version
 Beginning of Period*           $     1.073     $     1.000         Beginning of Period*            $      .925    $    1.000
 End of Period                  $      .938     $     1.073         End of Period                   $     1.172    $     .925
Back Load Version                                                  Back Load Version
 Beginning of Period*           $     1.067     $     1.000         Beginning of Period*            $      .920    $    1.000
 End of Period                  $      .925     $     1.067         End of Period                   $     1.156    $     .920
Number of Units                                                    Number of Units
Outstanding, End of Period                                         Outstanding, End of Period
 Front Load                      25,693,117      14,702,392         Front Load                        5,029,444     2,828,333
 Back Load                       24,591,986      15,268,513         Back Load                         4,955,290     2,072,707

AGGRESSIVE EQUITY DIVISION                                         CORE BOND DIVISION
Front Load Version                                                 Front Load Version
 Beginning of Period*           $     1.106     $     1.000         Beginning of Period*            $      .989    $    1.000
 End of Period                  $     1.094     $     1.106         End of Period                   $     1.083    $     .989
Back Load Version                                                  Back Load Version
 Beginning of Period*           $     1.100     $     1.000         Beginning of Period*            $      .983    $    1.000
 End of Period                  $     1.079     $     1.100         End of Period                   $     1.068    $     .983
Number of Units                                                    Number of Units
Outstanding, End of Period                                         Outstanding, End of Period
 Front Load                       8,881,058       4,174,119         Front Load                        9,765,167     5,501,177
 Back Load                        8,228,003       4,192,812         Back Load                         6,769,585     4,595,473

NON-U.S. DIVISION
Front Load Version
 Beginning of Period*           $     1.250     $     1.000
 End of Period                  $     1.065     $     1.250
Back Load Version
 Beginning of Period*           $     1.243     $     1.000
 End of Period                  $     1.050     $     1.243
Number of Units
Outstanding, End of Period
 Front Load                      13,438,754       5,811,225
 Back Load                       11,778,072       4,937,116


*The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED AFTER DECEMBER 16, 1981 AND PRIOR TO MARCH 31, 1995

NORTHWESTERN MUTUAL SERIES FUND, INC.
-------------------------------------



                                                              FOR THE YEARS ENDED DECEMBER 31
                                    --------------------------------------------------------------------------------------
                                    2000                1999              1998              1997                 1996
                                    ----                ----              ----              ----                 ----
SMALL CAP GROWTH STOCK
DIVISION
  Beginning of Period#          $      1.846        $      1.000                --                 --                 --
  End of Period                 $      1.945        $      1.846                --                 --                 --
Number of Units
  Outstanding, End of
   Period                         34,272,180          13,315,327                --                 --                 --


AGGRESSIVE GROWTH STOCK
DIVISION
  Beginning of Period           $      5.428        $      3.822      $      3.598       $      3.200       $      2.753
  End of Period                 $      5.692        $      5.428      $      3.822       $      3.598       $      3.200
Number of Units
  Outstanding, End of
   Period                        118,817,594         118,954,187       142,251,000        157,775,380        162,837,073


INTERNATIONAL EQUITY
DIVISION
  Beginning of Period*          $      2.298        $      1.893      $      1.829       $      1.649       $      1.380
  End of Period                 $      2.251        $      2.298      $      1.893       $      1.829       $      1.649
Number of Units
  Outstanding, End of
   Period                        136,785,885         143,590,615       169,478,000        194,160,450        190,864,716


INDEX 400 STOCK DIVISION
  Beginning of Period#
  End of Period                 $      1.119        $      1.000                --                 --                 --
Number of Units                 $      1.295        $      1.119                --                 --                 --
  Outstanding, End of
   Period                         26,409,862          67,869,853                --                 --                 --


GROWTH STOCK DIVISION
  Beginning of Period+
  End of Period                 $      3.013        $      2.491      $      1.991       $      1.552       $      1.300
Number of Units                 $      2.902               3.013      $      2.491       $      1.991       $      1.552
  Outstanding, End of
   Period                         71,406,848          66,687,549        55,526,000         45,562,063         37,212,487

GROWTH AND INCOME STOCK
DIVISION
  Beginning of Period+          $      2.528        $      2.382      $      1.959       $      1.525       $      1.287
  End of Period                 $      2.323        $      2.528      $      2.382       $      1.959       $      1.525
Number of Units
  Outstanding, End of
   Period                         71,781,083          83,676,884        87,082,000         80,719,502         63,969,388


  INDEX 500 STOCK
DIVISION
  Beginning of Period           $      4.919        $      4.119      $      3.240       $      2.463       $      2.032
  End of Period                 $      4.432        $      4.919      $      4.119       $      3.240       $      2.463
Number of Units
  Outstanding, End of            152,124,600         165,311,237       163,099,000        156,622,110        146,945,069
   Period


BALANCED DIVISION
  Beginning of Period           $      7.473        $      6.805      $      5.796       $      4.830       $      4.311
  End of Period                 $      7.368        $      7.473      $      6.805       $      5.796       $      4.830
Number of Units
  Outstanding, End of
   Period                        253,369,070         281,204,060       303,184,000        315,853,927        331,700,359


HIGH YIELD BOND DIVISION
  Beginning of Period+          $      1.520        $      1.546      $      1.595       $      1.394       $      1.178
  End of Period                 $      1.432        $      1.520      $      1.546       $      1.595       $      1.394
Number of Units
  Outstanding, End of
   Period                         20,853,325          25,579,785        32,974,000         28,965,737         18,022,623


SELECT BOND DIVISION
  Beginning of Period           $      6.996        $      7.157      $      6.768       $      6.261       $      6.137
  End of Period                 $      7.615        $      6.996      $      7.157       $      6.768       $      6.261
Number of Units
  Outstanding, End of
   Period                         14,469,582          17,090,593        19,458,000         18,885,862         19,498,362


MONEY MARKET DIVISION
  Beginning of Period           $      2.529        $      2.436      $      2.340       $      2.246       $      2.161
  End of Period                 $      2.655        $      2.529      $      2.436       $      2.340       $      2.246
Number of Units
  Outstanding, End of
   Period                         38,915,842          52,168,990        46,757,000         33,000,108         35,677,445



                                                              FOR THE YEARS ENDED DECEMBER 31
                                    --------------------------------------------------------------------------------------
                                     1995                1994             1993               1992              1991
                                     ----                ----             ----               ----              ----
SMALL CAP GROWTH STOCK
DIVISION
  Beginning of Period#                    --                 --                 --                 --                 --
  End of Period                           --                 --                 --                 --                 --
Number of Units
  Outstanding, End of
   Period                                 --                 --                 --                 --                 --


AGGRESSIVE GROWTH STOCK
DIVISION
  Beginning of Period           $      2.001        $      1.922      $      1.634       $      1.562       $      1.014
  End of Period                 $      2.753        $      2.001      $      1.922       $      1.634       $      1.562
Number of Units
  Outstanding, End of
   Period                        147,960,662         123,249,312        77,246,018         53,918,035         19,966,511


INTERNATIONAL EQUITY
DIVISION
  Beginning of Period*          $      1.220        $      1.236      $      1.000                 --                 --
  End of Period                 $      1.380        $      1.220      $      1.236                 --                 --
Number of Units
  Outstanding, End of
   Period                        179,261,185         186,097,279        74,174,799                 --                 --


INDEX 400 STOCK DIVISION
  Beginning of Period#
  End of Period                           --                  --                --                 --                 --
Number of Units                           --                  --                --                 --                 --
  Outstanding, End of
   Period                                 --                  --                --                 --                 --


GROWTH STOCK DIVISION
  Beginning of Period+
  End of Period                 $      1.006        $      1.000                --                 --                 --
Number of Units                 $      1.300        $      1.006                --                 --                 --
  Outstanding, End of
   Period                         24,827,801          12,213,322                --                 --                 --

GROWTH AND INCOME STOCK
DIVISION
  Beginning of Period+          $      0.994        $      1.000                --                 --                 --
  End of Period                 $      1.287        $      0.994                --                 --                 --
Number of Units
  Outstanding, End of
   Period                         52,866,200          31,542,581                --                 --                 --


  INDEX 500 STOCK
DIVISION
  Beginning of Period           $      1.499        $      1.500      $      1.384       $      1.306  $           1.021
  End of Period                 $      2.032        $      1.499      $      1.500       $      1.384  $           1.306
Number of Units
  Outstanding, End of
   Period                        134,818,674         119,845,898       105,795,927         32,924,088         12,058,133


BALANCED DIVISION
  Beginning of Period           $      3.453        $      3.497      $      3.232       $      3.107  $           2.538
  End of Period                 $      4.311        $      3.453      $      3.497       $      3.232  $           3.107
Number of Units
  Outstanding, End of
   Period                        347,995,936         363,391,482       377,043,512        355,125,051        322,313,588


HIGH YIELD BOND DIVISION
  Beginning of Period+          $      1.022        $      1.000                --                 --                 --
  End of Period                 $      1.178        $      1.022                --                 --                 --
Number of Units
  Outstanding, End of
   Period                         13,474,146           7,229,418                --                 --                 --


SELECT BOND DIVISION
  Beginning of Period           $      5.217        $      5.437      $      4.990       $      4.722  $           4.091
  End of Period                 $      6.137        $      5.217      $      5.437       $      4.990  $           4.722
Number of Units
  Outstanding, End of
   Period                         21,048,883          20,642,740        21,874,778         15,399,609         10,692,797


MONEY MARKET DIVISION
  Beginning of Period           $      2.067        $      2.012      $      1.980       $      1.940  $           1.859
  End of Period                 $      2.161        $      2.067      $      2.012       $      1.980  $           1.940
Number of Units
  Outstanding, End of
   Period                         34,040,829          31,466,730        24,431,865         27,773,056         24,758,592



# The initial investments in the Small Cap Growth Stock Division and Index 400 Stock Division were made on April 30, 1999.
* The initial investment in the International Equity Division was made on April 30, 1993.
+ The initial investments in the Growth Stock Division, Growth and Income Stock Division, and High Yield Bond Division were made on May 3, 1994.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED AFTER DECEMBER 16, 1981 AND PRIOR TO MARCH 31, 1995 (CONTINUED)

RUSSELL INSURANCE FUNDS
-----------------------



                                 FOR THE      FOR THE EIGHT                                        FOR THE       FOR THE EIGHT
                                YEAR ENDED    MONTHS ENDED                                        YEAR ENDED     MONTHS ENDED
                              DEC. 31, 2000   DEC. 31, 1999                                      DEC. 31, 2000   DEC. 31, 1999
                              -------------   -------------                                      -------------   -------------

MULTI-STYLE EQUITY DIVISION                                     REAL ESTATE SECURITIES DIVISION
  Beginning of Period*         $     1.067     $     1.000         Beginning of Period*           $      .920      $    1.000
  End of Period                $      .925     $     1.067         End of Period                  $     1.156      $     .920
Number of Units                                                   Number of Units
  Outstanding, End of Period    22,597,286      14,784,953         Outstanding, End of Period       5,199,881       2,245,122

AGGRESSIVE EQUITY DIVISION                                      CORE BOND DIVISION
  Beginning of Period*         $     1.100     $     1.000         Beginning of Period*           $      .983      $    1.000
  End of Period                $     1.079     $     1.100         End of Period                  $     1.068      $     .983
Number of Units                                                   Number of Units
  Outstanding, End of Period    10,041,175       6,268,375         Outstanding, End of Period       4,950,184       3,415,035

NON-U.S. DIVISION
  Beginning of Period*         $     1.243     $     1.000
  End of Period                $     1.050     $     1.243
Number of Units
  Outstanding, End of Period    14,090,409       7,403,677


*The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED PRIOR TO DECEMBER 17, 1981

NORTHWESTERN MUTUAL SERIES FUND, INC.
-------------------------------------



                                                            FOR THE YEARS ENDED DECEMBER 31
                             ------------------------------------------------------------------------------------------
                                   2000              1999              1998               1997               1996
                                   ----              ----              ----               ----               ----
SMALL CAP GROWTH STOCK
DIVISION
  Beginning of Period#         $    1.852        $    1.000                 --                  --                --
  End of Period                $    1.961        $    1.852                 --                  --                --
Number of Units
  Outstanding, End of
   Period                         403,484           215,103                 --                  --                --


AGGRESSIVE GROWTH STOCK
DIVISION
  Beginning of Period          $    5.680        $    3.980        $     3.728        $      3.299       $     2.824
  End of Period                $    5.986        $    5.680        $     3.980        $      3.728       $     3.299
Number of Units
  Outstanding, End of
   Period                       1,013,120           987,587          1,033,099           1,476,370         1,697,195


INTERNATIONAL EQUITY
DIVISION
  Beginning of Period*         $    2.376        $    1.947        $     1.872        $      1.680       $     1.398
  End of Period                $    2.339        $    2.376        $     1.947        $      1.872       $     1.680
Number of Units
  Outstanding, End of
   Period                       1,337,231         1,529,763          1,521,122           2,125,863         2,276,960


INDEX 400 STOCK DIVISION
  Beginning of Period#
  End of Period                $    1.123        $    1.000                 --                  --                --
Number of Units                $    1.306        $    1.123                 --                  --                --
  Outstanding, End of
   Period                         361,009            67,233                 --                  --                --


GROWTH STOCK DIVISION
  Beginning of Period+
  End of Period                $    3.100        $    2.549        $     2.027        $      1.573       $     1.311
Number of Units                $    3.000        $    3.100        $     2.549        $      2.027       $     1.573
  Outstanding, End of
   Period                         677,369           595,016            334,810             263,014           239,460


GROWTH AND INCOME STOCK
DIVISION
  Beginning of Period+         $    2.601        $    2.438        $     1.995        $      1.546       $     1.298
  End of Period                $    2.402        $    2.601        $     2.438        $      1.995       $     1.546
Number of Units
  Outstanding, End of
   Period                         566,163           645,397            433,265             551,213           221,275


INDEX 500 STOCK DIVISION
  Beginning of Period          $    5.147        $    4.289        $     3.357        $      2.539       $     2.084
  End of Period                $    4.661        $    5.147        $     4.289        $      3.357       $     2.539
Number of Units
  Outstanding, End of
   Period                       9,313,735         9,855,509         10,167,099          11,228,774        12,234,934


BALANCED DIVISION
  Beginning of Period          $    8.176        $    7.408        $     6.278        $      5.205       $     4.623
  End of Period                $    8.102        $    8.176        $     7.408        $      6.278       $     5.205
Number of Units
  Outstanding, End of
   Period                       4,691,117         5,215,538          3,072,434           6,272,328         6,695,097


HIGH YIELD BOND DIVISION
  Beginning of Period+         $    1.563        $    1.582        $     1.624        $      1.412       $     1.188
  End of Period                $    1.480        $    1.563        $     1.582        $      1.624       $     1.412
Number of Units
  Outstanding, End of
   Period                         110,541           128,688            139,262             251,003           125,053


SELECT BOND DIVISION
  Beginning of Period          $    7.657        $    7.794        $     7.334        $      6.750       $     6.583
  End of Period                $    8.376        $    7.657        $     7.794        $      7.334       $     6.750
Number of Units
  Outstanding, End of
   Period                         744,251           843,819            956,838           1,078,985         1,151,998


MONEY MARKET DIVISION
  Beginning of Period          $    2.767        $    2.652        $     2.535        $      2.421       $     2.317
  End of Period                $    2.919        $    2.767        $     2.652        $      2.535       $     2.421
Number of Units
  Outstanding, End of
   Period                       1,001,631         1,359,352          1,060,152             997,887         1,377,051



                                                            FOR THE YEARS ENDED DECEMBER 31
                                 ------------------------------------------------------------------------------------

                                  1995              1994              1993                1992               1991
                                  ----              ----              ----                ----               ----
SMALL CAP GROWTH STOCK
DIVISION
  Beginning of Period#                  --                 --                --                --                  --
  End of Period                         --                 --                --                --                  --
Number of Units
  Outstanding, End of
   Period                               --                 --                --                --                  --


AGGRESSIVE GROWTH STOCK
DIVISION
  Beginning of Period          $     2.042       $      1.952      $      1.651       $     1.570        $      1.014
  End of Period                $     2.824       $      2.042      $      1.952       $     1.651        $      1.570
Number of Units
  Outstanding, End of
   Period                        1,617,883          1,474,133           969,604           833,606             534,196


INTERNATIONAL EQUITY
DIVISION
  Beginning of Period*         $     1.230       $      1.240      $      1.000                --                  --
  End of Period                $     1.398       $      1.230      $      1.240                --                  --
Number of Units
  Outstanding, End of
   Period                        2,141,462          2,642,855         1,802,948                --                  --


INDEX 400 STOCK DIVISION
  Beginning of Period#
  End of Period                         --                 --                --                --                  --
Number of Units                         --                 --                --                --                  --
  Outstanding, End of
   Period                               --                 --                --                --                  --


GROWTH STOCK DIVISION
  Beginning of Period+
  End of Period                $     1.009                 --                --                --                  --
Number of Units                $     1.311                 --                --                --                  --
  Outstanding, End of
   Period                           19,315                 --                --                --                  --


GROWTH AND INCOME STOCK
DIVISION
  Beginning of Period+         $     0.997                 --                --                --                  --
  End of Period                $     1.298                 --                --                --                  --
Number of Units
  Outstanding, End of
   Period                           32,681                 --                --                --                  --


INDEX 500 STOCK DIVISION
  Beginning of Period          $     1.530       $      1.523      $      1.398       $     1.313        $      1.021
  End of Period                $     2.084       $      1.530      $      1.523       $     1.398        $      1.313
Number of Units
  Outstanding, End of
   Period                       13,256,279         14,230,394        15,442,799           317,023             326,395


BALANCED DIVISION
  Beginning of Period          $     3.685       $      3.713      $      3.414       $     3.266        $      2.655
  End of Period                $     4.623       $      3.685      $      3.713       $     3.414        $      3.266
Number of Units
  Outstanding, End of
   Period                        7,327,654          8,155,713         9,324,132        10,125,067          10,652,114


HIGH YIELD BOND DIVISION
  Beginning of Period+         $     1.025                 --                --                --                  --
  End of Period                $     1.188                 --                --                --                  --
Number of Units
  Outstanding, End of
   Period                           58,755                 --                --                --                  --


SELECT BOND DIVISION
  Beginning of Period          $     5.569       $      5.774      $      5.273       $     4.965        $      4.280
  End of Period                $     6.583       $      5.569      $      5.774       $     5.273        $      4.965
Number of Units
  Outstanding, End of
   Period                        1,364,416          1,492,775         1,701,121         1,808,558           1,979,936


MONEY MARKET DIVISION
  Beginning of Period          $     2.206       $      2.136      $      2.092       $     2.040        $      1.945
  End of Period                $     2.317       $      2.206      $      2.136       $     2.092        $      2.040
Number of Units
  Outstanding, End of
   Period                        1,358,156          1,458,463         1,331,457         1,787,440           2,059,962


# The initial investments in the Small Cap Growth Stock Division and Index 400 Stock Division were made on April 30, 1999.
* The initial investment in the International Equity Division was made on April 30, 1993.
+ The initial investments in the Growth Stock Division, Growth and Income Stock Division, and High Yield Bond Division were made on May 3, 1994.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED PRIOR TO DECEMBER 17, 1981 (CONTINUED)

RUSSELL INSURANCE FUNDS

                                       FOR THE     FOR THE EIGHT                                    FOR THE       FOR THE EIGHT
                                     YEAR ENDED    MONTHS ENDED                                    YEAR ENDED      MONTHS ENDED
                                    DEC. 31, 2000  DEC. 31, 1999                                  DEC. 31, 2000   DEC. 31, 1999
                                    -------------  -------------                                  -------------   -------------
     MULTI-STYLE EQUITY DIVISION                                   REAL ESTATE SECURITIES DIVISION
       Beginning of Period*            $1.071          $1.000        Beginning of Period*            $ .923          $1.000
       End of Period                   $ .932          $1.071        End of Period                   $1.165          $ .923
     Number of Units                                               Number of Units
       Outstanding, End of Period     147,669         244,293        Outstanding, End of Period       6,452           2.135

     AGGRESSIVE EQUITY DIVISION                                    CORE BOND DIVISION
       Beginning of Period*            $1.104          $1.000        Beginning of Period*            $ .986          $1.000
       End of Period                   $1.088          $1.104        End of Period                   $1.077          $ .986
     Number of Units                                               Number of Units
       Outstanding, End of Period     231,115         107,734        Outstanding, End of Period       2,034           2,029

     NON-U.S. DIVISION
       Beginning of Period*            $1.247          $1.000
       End of Period                   $1.059          $1.247
     Number of Units
       Outstanding, End of Period      94,720          34,751


*The initial investment was made on April 30, 1999.


THE COMPANY


The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is the nation's fifth largest life insurance company, based on total assets in excess of $92 billion on December 31, 2000, and is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. Northwestern Mutual sells life and disability income insurance policies and annuity contracts through its own field force of approximately 6,000 full time producing agents. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.


"We" in this prospectus means Northwestern Mutual.

NML VARIABLE ANNUITY ACCOUNT B

We established the Account on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Account has sixteen Divisions. The money you invest to provide variable benefits under your Contract is placed in one or more of the Divisions as you direct.

Under Wisconsin law, the investment operations of the Account are kept separate from our other operations. The values for your Contract will not be affected by income, gains or losses for the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Account for your Contract will determine the value of your Contract benefits and will not affect the rest of our business. The assets in the Account are reserved for you and other Contract owners, although the assets belong to us and we do not hold the assets as a trustee. We and our creditors cannot reach those assets to satisfy other obligations until our obligations under your Contract have been satisfied. But all of our assets (except those we hold in some other separate accounts) are available to satisfy our obligations under your Contract.

THE FUNDS

Northwestern Mutual Series Fund, Inc. is composed of eleven separate portfolios which operate as separate mutual funds. The portfolios are the Small Cap Growth Stock Portfolio, Aggressive Growth Stock Portfolio, International Equity Portfolio, Index 400 Stock Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and Money Market Portfolio. The Account buys shares of each Portfolio at net asset value, that is, without any sales charge.


Northwestern Mutual Investment Services, LLC ("NMIS"), our wholly-owned company, is the investment adviser to the Fund. We provide the people and facilities that NMIS uses in performing its investment advisory functions, and we are a party to the investment advisory agreement. We and NMIS also perform certain administrative functions and act as co-depositors of the Account. NMIS has retained J.P. Morgan Investment Management, Inc. and Templeton Investment Counsel, LLC under investment sub-advisory agreements to provide investment advice to the Growth and Income Stock Portfolio and the International Equity Portfolio.


The Russell Insurance Funds include five separate portfolios which operate as separate mutual funds. These are the Multi-Style Equity Fund, Aggressive Equity Fund, Non-U.S. Fund, Real Estate Securities Fund and Core Bond Fund. The Account buys shares of each of the Russell Insurance Funds at net asset value, that is, without any sales charge.

The assets of each of the Russell Insurance Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company ("Russell"), and an affiliate of Russell, Frank Russell Investment Management Company ("FRIMCo"). FRIMCo also advises, operates and administers the Russell Insurance Funds. Russell is our majority-owned subsidiary.

FOR MORE INFORMATION REGARDING THE MUTUAL FUNDS, INCLUDING INFORMATION ABOUT THEIR INVESTMENT OBJECTIVES AND EXPENSES, SEE THE PROSPECTUSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC. AND RUSSELL INSURANCE FUNDS ATTACHED TO THIS PROSPECTUS. YOU SHOULD READ THE MUTUAL FUND PROSPECTUSES CAREFULLY BEFORE YOU INVEST IN THE CONTRACTS.

THE CONTRACTS

PURCHASE PAYMENTS UNDER THE CONTRACTS

AMOUNT AND FREQUENCY A purchase payment is the money you give us to pay for your Contract. You may make purchase payments monthly, quarterly, semiannually, annually or on any other frequency acceptable to us.

For Back Load Contracts the minimum amount for each purchase payment is $25. For Front Load Contracts the minimum initial purchase payment is $10,000. For Back Load Contracts we issue in nontax-qualified situations the minimum initial purchase payment is $5,000. The minimum amount for each subsequent purchase payment is $25 for all Contracts. Minimum amounts for payments by preauthorized check depend on payment frequency. We will accept larger purchase payments than due, or payments at other times, but total purchase payments under any Contract may not exceed $5,000,000 without our consent.

Purchase payments may not exceed the applicable federal income tax limits. (See "Federal Income Taxes", p. 22.)

APPLICATION OF PURCHASE PAYMENTS We credit net purchase payments, after deduction of any sales load, to the Account and allocate them to one or more Divisions as you direct. We then invest those assets in shares of the Portfolio or Fund which corresponds to that Division.


We apply purchase payments to provide "Accumulation Units" in one or more Divisions. Accumulation Units represent your interest in the Account. There are Class A Accumulation Units and Class B Accumulation Units for the Back Load Contracts. We credit Class B Accumulation Units to your Back Load Contract each time you make a purchase payment. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of purchase payments and the length of time that the funds have been held under a Back Load Contract. See "Deductions for Mortality Rate and Expense Risk Charges", p. 25. The number of Accumulation Units you receive for each net purchase payment is determined by dividing the amount of the purchase payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of the Division we make after we receive your purchase payment at our Home Office. Receipt of purchase payments at a lockbox facility we have designated will be considered the same as receipt at the Home Office. We value assets as of the close of trading on the New York Stock Exchange for each day the Exchange is open, and at any other time required by the Investment Company Act of 1940. An earlier cutoff time may apply for purchase payments received at a lockbox facility.


The number of your Accumulation Units will be increased by additional purchase payments or transfers into the Account and decreased by withdrawals or transfers out of the Account. The investment experience of the Account does not change the number (as distinguished from the value) of your Accumulation Units.

The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio or Fund). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio or Fund, the deduction for mortality and expense risks we have assumed and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. (See "Net Investment Factor", p. 17.) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

You may direct all or part of a purchase payment to the Guaranteed Interest Fund. Amounts you direct to the

Guaranteed Interest Fund will be invested on a fixed basis. See "The Guaranteed Interest Fund", p. 21.

NET INVESTMENT FACTOR

For each Division the net investment factor for any period ending on a valuation date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio or Fund when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio or Fund.

Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding valuation date up to and including the current valuation date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share on the valuation date immediately preceding the current valuation date, (c) less an adjustment to provide for the deduction for mortality rate and expense risks that we have assumed. (See "Deductions", p. 25.)

The Portfolios and Funds will distribute investment income and realized capital gains to the Account Divisions. We will reinvest those distributions in additional shares of the same Portfolio or Fund. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Account.

BENEFITS PROVIDED UNDER THE CONTRACTS

The benefits provided under the Contracts consist of a withdrawal amount, a death benefit and a maturity benefit. Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the payment plans described below.

WITHDRAWAL AMOUNT On or prior to the maturity date you are entitled to withdraw the Accumulation Units credited to your Contract and receive the value thereof less the applicable withdrawal charge. (See "Withdrawal Charge", p. 26.) The value, which may be either greater or less than the amount you paid, is based on the Accumulation Unit value next determined after we receive your written request for withdrawal on a form we provide. The forms are available from our Home Office and our agents. You may withdraw a portion of the Accumulation Units on the same basis, except that we will not grant a partial withdrawal which would result in a Contract value of less than $2000 remaining; we will treat a request for such a partial withdrawal as a request to surrender the entire Contract. Amounts distributed to you upon withdrawal of all or a portion of Accumulation Units may be subject to federal income tax. (See "Federal Income Taxes", p. 22.) A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% (or 25% during the first 2 years the owner participates in a SIMPLE IRA plan) of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, tax deferred annuities, nontransferable annuity Contracts and nonqualified deferred annuities. Payments which are exempt from the penalty tax include payments upon disability, after age 59-1/2, for certain large medical expenses and for reimbursement of certain health insurance premiums and certain substantially equal periodic payments for life. Required minimum distributions must be taken from your IRA, SEP, SIMPLE IRA TDA, Section 457 plan or nontransferable annuity after you attain age 70 1/2 or, in certain cases, retire. (See "Minimum Distribution Requirements", p. 24).

If annuity payments are being made under Payment Plan 1 the payee may surrender the Contract and receive the value of the Annuity Units credited to his Contract, less the applicable withdrawal charge. (See "Withdrawal Charge", p. 26.) Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See "Description of Payment Plans", p. 18.)

DEATH BENEFIT

1. Amount of the Death Benefit. If the Annuitant dies before the maturity date, the death benefit will not be less than the Contract value next determined after we receive proof of death at our Home Office. If the Primary Annuitant dies before his or her 75th birthday, the death benefit, where permitted by state law, will not be less than the amount of purchase payments we received, less withdrawals. There is no death benefit after annuity payments begin. See "Maturity Benefit", p. 18 and "Variable Payment Plans", p. 18.

An enhanced death benefit is available at extra cost. Prior to the first Contract anniversary the enhanced death benefit is equal to the total purchase payments received less any amounts withdrawn. On any Contract anniversary prior to the Primary Annuitant's 80th birthday, the enhanced death benefit is the Contract value on that date, but not less than what the enhanced death benefit was on the last preceding valuation date. On any other valuation date before the Primary Annuitant's 80th birthday, the enhanced death benefit will be the amount determined on the most recent Contract anniversary, plus purchase payments we receive thereafter, less withdrawals. On any valuation date on or after the Primary Annuitant's 80th birthday the enhanced death benefit will be the enhanced death benefit on the Contract anniversary immediately prior to the Primary Annuitant's 80th birthday increased by purchase payments we received and decreased by any amounts withdrawn after that Contract anniversary. We deduct the extra cost for the enhanced death benefit from the Contract value on each Contract anniversary while the enhanced death benefit is in effect. See "Enhanced Death Benefit Charge", p. 27. The enhanced death benefit is available for issue ages up to 65 and must be elected when the Contract is issued. The enhanced death benefit will remain in effect until the maturity date or the death of the Primary Annuitant or you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

2.  Distribution of the Death Benefit.

Owner is the Annuitant. If the Owner is the Annuitant and the Owner dies before the maturity date, the beneficiary becomes entitled to the death benefit. The beneficiary may elect to receive the death benefit in a lump sum or under a variable payment plan. The beneficiary automatically becomes the new Owner and Annuitant and the Contract continues in force. The beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements discussed on page 24.

Owner is not the Annuitant. If the Owner is not the Annuitant and the Annuitant dies before the maturity date, the Contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no Contingent Annuitant is named within 60 days after we receive proof of death of the Annuitant, we pay the death benefit to the Owner.


Adjustment of Contract Value. On the date when the death benefit becomes payable, if the Contract continues in force we will set the Contract value at an amount equal to the death benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and you may transfer it to the Divisions you choose. See "Transfers Between Divisions and Payment Plans", p. 19.


MATURITY BENEFIT Purchase payments under the Contract are payable until the maturity date specified in the Contract. You may select any date up to age 90 as the maturity date, subject to applicable tax and state law requirements, including the minimum distribution requirements (See "Minimum Distribution Requirements", p. 24). On the maturity date, if you have not elected any other permissible payment plan, we will change the maturity date to the Contract anniversary nearest the Annuitant's 90th birthday. On that date, if you have not elected any other permissible payment plan, we will pay the value of the Contract in monthly payments for life under a variable payment plan with payments certain for ten years.

VARIABLE PAYMENT PLANS

We will pay part or all of the benefits under a Contract under a variable payment plan you select. Under a variable plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month.

For a discussion of tax considerations and limitations regarding the election of payment plans, see "Federal Income Taxes", p. 22.

DESCRIPTION OF PAYMENT PLANS The following payment plans are available:


1. Payments for a Certain Period. An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year.


2. Life Annuity with or without Certain Period. An annuity payable monthly until the payee's death, or until the expiration of a selected certain period, whichever is later. After the payee's death during the certain period, if any, we will make payments as they come due to the designated contingent beneficiary. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period.

3. Joint and Survivor Life Annuity with Certain Period. An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may limit the election of a payment plan to one that results in an initial payment of at least $50. A payment plan will continue even if payments fall to less than $50 after the payment plan begins.

From time to time we may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other payment plans, with provisions and rates we publish for those plans.

AMOUNT OF ANNUITY PAYMENTS We will determine the amount of the first annuity payment on the basis of the particular payment plan you select, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. (A Contract with annuity payment rates that are not based on sex is also available. See "Special Contract for Employers", p. 20.) We will calculate the amount of the first annuity payment on a basis that takes into account the length of time over which we expect annuity payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the payment plan involves life contingencies. The first payment will be lower if the payment plan includes a longer certain period. Variable annuity payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the interest of the Contract in each Division of the Account after annuity payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulated Units become Class B Annuity Units on the maturity date.

ASSUMED INVESTMENT RATE The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular payment plan, the amount of annuity payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of annuity payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of annuity payments would decrease.

A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

ADDITIONAL INFORMATION

TRANSFERS BETWEEN DIVISIONS AND PAYMENT PLANS You may change the allocation of purchase payments among the Divisions and transfer values from one Division to another both before and after annuity payments begin. In order to take full advantage of these features, you should carefully consider, on a continuing basis, which Division or apportionment is best suited to your long-term investment needs.

You may at any time change the allocation of purchase payments among the Divisions by written notice to us. Purchase payments we receive at our Home Office on and after the date on which we receive notice will be applied to provide Accumulation Units in one or more Divisions on the basis of the new allocation.

Before the effective date of a payment plan you may, upon written request, transfer Accumulation Units from one Division to another. After the effective date of a payment plan the payee may transfer Annuity Units from one Division to another. We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. For Accumulation Units the minimum amount which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. For each transfer beginning with the thirteenth in any Contract year, we may deduct a transfer fee of $25 from the amount transferred. We currently make no charge for transfers.

If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the stock and bond markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time.

You may transfer amounts which you have invested on a fixed basis to any Division of the Account, and you may transfer the value of Accumulation Units in any Division of the Account to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. See "The Guaranteed Interest Fund", p. 21.

After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1) a payee may transfer to either form of life annuity at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first annuity payment under the new plan on the basis of the particular plan selected, the annuity payment rate and the Annuitant's adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited.

We permit other transfers between payment plans subject to such limitations as we may reasonably determine. Generally, however, we do not permit transfer from a payment plan involving a life contingency to a payment plan which does not involve the same life contingency. You may make transfers from the Money Market Division at any time while a payment plan is in force. The Contracts provide that transfers between the other Divisions and transfers between payment plans may be made after the payment plan has been in force for at least 90 days and thereafter whenever at least 90 days have elapsed since the date of the last transfer. At present we permit transfers at any time but we reserve the right to change this practice in the future. We will make the transfer as of the close of business on the valuation date coincident with or next following the date on which we receive the request for transfer at our Home Office, or at a later date if you request.

OWNERS OF THE CONTRACTS The Owner of the Contract has the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the Annuitant, but may be an employer or other entity. The Annuitant is the person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Annuitant. In this prospectus, "you" means the Owner or a prospective purchaser of the Contract.

SPECIAL CONTRACT FOR EMPLOYERS The annuity payment rates for payment plans which involve a life contingency (i.e., Plans 2 and 3) are based, in part, on the sex of the Annuitant. For certain situations where the Contracts are to be used in connection with an employer sponsored benefit plan or arrangement, federal law, and the laws of certain states, may require that purchase payments and annuity payment rates be determined without regard to sex. A special Contract is available for this purpose. You are urged to review any questions in this area with qualified counsel.

DEFERMENT OF BENEFIT PAYMENTS We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable payment plan, until after the end of any period during which the right to redeem shares of either of the mutual funds is suspended, or payment of the redemption value is postponed, pursuant to the provisions of the Investment Company Act of 1940 because: (a) the New York Stock Exchange is closed, except for routine closings on holidays or weekends; (b) the Securities and Exchange Commission has determined that trading on the New York Stock Exchange is restricted; (c) the Securities and Exchange Commission permits suspension or postponement and so orders; (d) an emergency exists, as defined by the Securities and Exchange Commission, so that valuation of the assets of the funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the Act.

DIVIDENDS The Contracts share in our divisible surplus, to the extent we determine annually, except while payments are being made under a variable payment plan. Distributions of divisible surplus are commonly referred to as "dividends". Any contributions to our divisible surplus would result from more favorable expense experience than we have assumed in determining the deductions. We do not expect the Contracts to make a significant contribution to our divisible surplus and we do not expect to pay dividends on the Contracts.

For the Back Load Contracts we reduce expense charges by converting Class B Accumulation Units to Class A Accumulation Units on larger, older Contracts. See "Deductions for Mortality and Expense Risk Charges", p. 25. The Contracts issued prior to the date of this prospectus do not include this conversion feature, and we currently pay dividends on some of those Contracts. See "Dividends for Contracts Issued Prior to March 31, 2000", p. 28.

VOTING RIGHTS As long as the Account continues to be registered as a unit investment trust under the Investment Company Act of 1940, and Account assets are invested in shares of the Portfolio or the Funds, we will vote the shares held in the Account in accordance with instructions we receive from the Owners of Accumulation Units or payees receiving payments under variable payment plans. Each Owner or payee will receive periodic reports relating to both of the mutual funds, proxy material and a form with which to give instructions with respect to the proportion of shares of each Portfolio or Fund held in the Account corresponding to the Accumulation Units credited to his Contract, or the number of shares of each Portfolio or Fund held in the Account representing the actuarial liability under the variable annuity payment plan, as the case may be. The number of shares will increase from year to year as additional purchase payments are paid by the Contract Owner; after a variable annuity payment plan is in effect the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received in the same proportion as the shares as for which instructions have been received.

SUBSTITUTION AND CHANGE We may take any of the following actions, so long as we comply with all of the requirements of the securities and insurance laws that may apply. A vote of Contract owners, or of those who have an interest in one or more of the Divisions of the Account, may be required. Approval by the Securities and Exchange Commission or another regulatory authority may be required. In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

1. We may invest the assets of a Division in securities of another mutual fund or another issuer, instead of the Portfolio or Fund in which you have invested, as a substitute for the shares you already have or as the securities to be purchased in the future.

2. We may operate the Account or a Division as a mutual fund itself, instead of investing its assets in a mutual fund, if our Board of Trustees decides that this would be in the best interest of our Contract owners.

3. We may deregister the Account under the Investment Company Act of 1940 if registration is no longer required.

4. We may change the provisions of the Contracts to comply with federal or state laws that apply, including changes to comply with federal tax laws in order to assure that your Contract qualifies for tax benefits relating to retirement annuity or variable annuity contracts.

FIXED ANNUITY PAYMENT PLANS We will also pay Contract benefits under fixed annuity payment plans which are not described in this Prospectus. If you select a fixed annuity, we will cancel the Accumulation Units credited to your Deferred Contract, we will transfer the withdrawal value of the Contract to our general account, and you will no longer have any interest in the Account. We may make a withdrawal charge in determining the withdrawal value. (See "Withdrawal Amount", p. 17, and "Withdrawal Charge", p. 26.)

PERFORMANCE DATA We may publish advertisements containing performance data for the Divisions of the Account from time to time. These performance data may include both standardized and non-standardized total return figures, although standardized figures will always accompany non-standardized figures.

Standardized performance data will consist of quarterly return quotations, which will always include quotations for recent periods of one, five and ten years or, if less, the entire life of a Division. These quotations will be the average annual rates of return based on a $1,000 initial purchase payment for a Back Load Contract, or the minimum $10,000 initial purchase payment for a Front Load Contract. The standardized performance data will reflect all applicable charges, including the initial sales load of 4.5% for the Front Load Contract and the withdrawal charge that would apply assuming surrender of the Back Load Contract at the end of the period.

Non-standardized performance data may not reflect the 4.5% sales load for the Front Load Contract and may assume that the Back Load Contract remains in force at the end of the period. These data may also not reflect the annual Contract fee of $30, since the impact of the fee varies by Contract size. The non-standardized data may also be for other time periods.

We will base all of the performance data on actual historical investment results for the Portfolios or Funds, including all expenses they bear. The data are not intended to indicate future performance. We may construct some of the data hypothetically to reflect expense factors for the Contracts we currently offer.

We have included additional information about the performance data in the Statement of Additional Information.

FINANCIAL STATEMENTS Financial statements of the Account and financial statements of Northwestern Mutual appear in the Statement of Additional Information.

THE GUARANTEED INTEREST FUND

You may direct all or part of your purchase payments to the Guaranteed Interest Fund for investment on a fixed basis. You may transfer amounts previously invested in the Account Divisions to the Guaranteed Interest Fund, prior to the maturity date, and you may transfer amounts in the Guaranteed Interest Fund to the Account Divisions. In each case, these transfers are subject to the restrictions described in the Contract.

Amounts you invest in the Guaranteed Interest Fund become part of our general assets. In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the Guaranteed Interest Fund under the Securities Act of 1933 and we have not registered the Guaranteed Interest Fund as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Fund nor any interests therein are generally subject to these Acts. We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Fund. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Amounts you invest in the Guaranteed Interest Fund earn interest at rates we declare from time to time. We will guarantee the interest rate for each amount for at least one year. The interest rate will be at an annual effective rate of at least 3%. At the expiration of the period for which we guarantee the interest rate, we will declare a new interest rate. We credit interest and compound it daily. We determine the effective date for a transaction involving the Guaranteed Interest Fund in the same manner as the effective date for a transaction involving a Division of the Account. Investments in the Guaranteed Interest Fund are subject to a maximum limit of $1,000,000 ($250,000 in New
York) without our prior consent. To the extent that a purchase payment or transfer from a Division of the Account causes the Contract's interest in the Guaranteed Interest Fund to exceed this maximum limit, we will place the amount of the excess in the Money Market Division and it will remain there until you instruct us otherwise.

Transfers from the Guaranteed Interest Fund to the Account Divisions are subject to limits. After a transfer from the Guaranteed Interest Fund, we will allow no further transfers from the Guaranteed Interest Fund for a period of 365 days; in addition, we will allow no further transfers back into the Guaranteed Interest Fund for a period of 90 days. The maximum amount that you may transfer from the Guaranteed Interest Fund in one transfer is the greater of (1) 25% of the amount that you had invested in the Guaranteed Interest Fund as of the last Contract anniversary preceding the transfer and (2) the amount of your most recent transfer from the Guaranteed Interest Fund. But in no event will this maximum transfer amount be less than $1,000 or more than $50,000. (The $50,000 limit does not apply in New York.)

The deduction for mortality rate and expense risks, as described below, is not assessed against amounts in the Guaranteed Interest Fund, and amounts in the Guaranteed Interest Fund do not bear any expenses of either of the mutual funds. Other charges under the Contracts apply for amounts in the Guaranteed Interest

Fund as they are described in this prospectus for amounts you invest on a variable basis. See "Deductions", p. 25. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Divisions.

FEDERAL INCOME TAXES

QUALIFIED AND NONTAX-QUALIFIED PLANS

We offer the Contracts for use under the tax-qualified plans (i.e., contributions are generally not taxable) identified below:

1. Individual retirement annuities pursuant to the provisions of Section 408 of the Code, including a traditional IRA established under Section 408(b), simplified employee pensions established under Section 408(j) and (k) and SIMPLE IRAs established under Section 408(p).

2.   Roth IRAs pursuant to the provisions of Section 408A of the Code.

3. Tax-deferred annuities pursuant to the provisions of Section 403(b) of the Code for employees of public school systems and tax-exempt organizations described in Section 501(c)(3).

4. Deferred compensation plans established pursuant to Section 457 of the Code for employees of state and local governments and tax-exempt organizations.

5. Nontransferable annuity contracts issued in exchange for fixed dollar annuities previously issued by Northwestern Mutual or other insurance companies or as distributions of termination benefits from tax-qualified pension or profit-sharing plans or trusts or annuity purchase plans.

We also offer the Contracts for use in non tax-qualified situations (i.e., contributions are taxable).

CONTRIBUTION LIMITATIONS AND GENERAL REQUIREMENTS APPLICABLE TO CONTRACTS

TRADITIONAL IRA If an individual has earned income, the individual and the individual's spouse are each permitted to make a maximum contribution of $2,000 to an IRA or IRAs for their benefit for each taxable year. The $2,000 limit is reduced by contributions to any Roth IRAs of the Owner. Contributions cannot be made after age 70 1/2. Annual contributions are generally deductible unless the Owner or the Owner's spouse is an "active participant" in a plan in another qualified plan during the taxable year. If the Owner is an "active participant" in a plan, the deduction for 2000 phases out at an adjusted gross income ("AGI") of between $32,000 - $42,000 (indexed through 2005) for single filers and between $52,000 - $62,000 (indexed through 2007) for married individuals filing jointly. If the Owner is not an "active participant" in a plan but the Owner's spouse is, the Owner's deduction phases out at an AGI of between $150,000 - $160,000.

The Owner may also make tax free rollover and direct transfer contributions to an IRA from the Owner's other IRAs or contracts purchased under tax qualified plans. The surviving spouse can also roll over the deceased Owner's IRA, tax deferred annuity or qualified plan to the spouse's own IRA.

An IRA is nonforfeitable and generally cannot be transferred.

SEP An employer can make a maximum contribution to a SEP for an eligible employee of the lesser of 15% of the employee's compensation (generally up to $170,000 for 2000) or $30,000. SEP contributions are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings thereon are not includible in the employee's gross income until distributed. The Contracts are nonforfeitable and nontransferable.

SIMPLE IRA A SIMPLE IRA can be established by an employer for any calendar year in which the employer has no more than 100 employees who each earned at least $5,000 during the preceding calendar year and the employer does not maintain another employer sponsored retirement plan. An eligible employee can elect to contribute up to $6,000 (indexed) per year to a SIMPLE IRA and the employer must contribute either a matching contribution of up to 3% of the employee's compensation or a nonelective contribution of 2% of the employee's compensation (up to $170,000) for each employee. Contributions and earnings thereon are not includible in the employee's gross income until distributed. SIMPLE IRAs are exempt from the nondiscrimination, top-heavy and reporting rules applicable to qualified plans. The Contracts are nonforfeitable and nontransferable.

ROTH IRA If an individual has earned income, the individual and the individual's spouse are each permitted to make a maximum contribution of $2,000 to a Roth IRA or IRAs for their benefit for each taxable year. The $2,000 limit is reduced by contributions to any traditional IRAs of the Owner. The maximum contribution is phased out at an adjusted gross income ("AGI") of between $95,000 and $110,000 for single filers, between $150,000 and $160,000 for married individuals filing jointly and between $0 and $10,000 for married individuals filing separately. Regular contributions to a Roth IRA are not deductible.

An IRA, SEP or SIMPLE IRA (after two years of participation in a SIMPLE IRA plan) may be rolled over or converted to a Roth IRA if the Owner has an AGI of $100,000 or less for the year (not including the rollover amount) and is not married filing a separate tax return. A rollover to a Roth IRA is fully taxable but is not subject to a 10% premature withdrawal penalty.

TAX DEFERRED ANNUITY Section 403(b) tax deferred annuities can be established for employees of Section 501(c)(3) tax exempt organizations and public educational organizations. An eligible employee can make salary reduction contributions to a tax deferred annuity subject to the employee's "exclusion allowance" as defined by the Code and an overall limit under Section 415 of the Code. Elective deferrals for all of the Owner's tax deferred annuity contracts are limited to $10,500 per year (indexed) with catch-up contributions permitted in certain circumstances. Contributions and earnings thereon are not included in the employee's gross income until distributed. Tax deferred annuities are nonforfeitable and nontransferable and distributions of salary reduction contributions and earning thereon (except those held as of December 31, 1988) cannot be withdrawn prior to age 59 1/2 except on account of termination of service, death, disability or hardship (contributions only).

The employer can also make contributions to a tax deferred annuity subject to the same rules that apply to qualified plans, including the minimum coverage, nondiscrimination and spousal consent requirements. ERISA disclosure rules also apply.

SECTION 457 PLAN A Section 457 deferred compensation plan can be established by a state or local government or tax-exempt organization. Contracts must be owned by a trust for the exclusive benefit of the employees and the employees' beneficiaries in a governmental plan and by the employer (subject to claims of the employer's general creditors) in a plan of a tax-exempt organization. An employee can defer the lesser of 33 1/3% of compensation or $8,500 per year under the plan. Amounts deferred and earnings thereon are not includible in the employee's gross income until they are paid or made available to the employee or the employee's beneficiary.

NONTRANSFERABLE ANNUITY Nontransferable annuity contracts are contracts held in a tax-qualified plan or trust and transferred to the employee on the employee's separation from service or the termination of the plan. These Contracts cannot accept additional purchase payments and must comply with the spousal consent requirements.

NONTAX-QUALIFIED CONTRACT There are no limitations on who can purchase a nontax-qualified annuity or the amount that can be contributed to the Contract. Contributions to nontax-qualified Contracts are not deductible. For the Contract to qualify as a nontax-qualified annuity, the Contract death proceeds must be distributed to any nonspouse beneficiary either within five years of the Owner's death or as substantially periodic payments over the beneficiary's life or life expectancy commencing within one year of the Owner's death. The surviving spouse is entitled to continue deferral under the Contract.

TAXATION OF CONTRACT BENEFITS

For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Except for qualified distributions from Roth IRAs, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Code.

IRAs, SEPs, SIMPLE IRAs, TDAs AND SECTION 457 PLANS AND NONTRANSFERABLE ANNUITIES As a general rule, benefits received as annuity payments or upon death or withdrawal from these contracts will be taxable as ordinary income when received.

Where nondeductible contributions are made to individual retirement annuities and other tax-qualified plans, the Owner may exclude from income that portion of each benefit payment which represents a return of the Owner's "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. Benefits paid in a form other than an annuity will be taxed as ordinary income when received except for that portion of the payment which represents a return of the employee's "investment in the contract." After the Owner attains age 70 1/2, a 50% penalty may be imposed on payments made from individual retirement annuities, tax-deferred annuities, nontransferable annuity Contracts and Section 457 deferred compensation plans to the extent the payments are less than certain required minimum amounts. (See "Minimum Distribution Requirements", p. 24). With certain limited exceptions, including hardship withdrawals from tax-deferred annuities, benefits from individual retirement annuities, tax-deferred annuities and nontransferable annuity Contracts are subject to the tax-free roll-over provisions of the Code. However, rollovers of SIMPLE IRAs to individual retirement arrangements within 2 years after the Owner first participates in the SIMPLE IRA plan are fully taxable.

A loan transaction, using a Contract purchased under a tax-qualified plan as collateral, will generally have adverse tax consequences. For example, such a transaction destroys the tax status of the individual retirement annuity and results in taxable income equal to the Contract value.

ROTH IRAs Qualified distributions from a Roth IRA are not taxable. A qualified distribution is a distribution (1) made at least 5 years after the issuance of the Owner's first Roth IRA, and (2) made after the Owner has attained age 59 1/2, made to a beneficiary after the Owner's death, attributable to the Owner being disabled, or used to pay acquisition expenses of a qualified first time home purchase. A nonqualified distribution is taxable as ordinary income only to the extent it exceeds the "investment in the contract" as defined in Section 72. Distributions are not required to be made from a Roth IRA before the Owner's death.

A withdrawal from a Roth IRA of part or all of an IRA rollover contribution within 5 years of the rollover is subject to a 10% premature withdrawal penalty (unless an exception applies). Rollover contributions are treated as withdrawn after regular contributions for this purpose.


A regular or conversion contribution to a Roth IRA can be recharacterized to an IRA in a trustee-to-trustee transfer provided the transfer includes the net income or loss allocable to the contribution and is completed by the due date for filing the Owner's federal income tax return for the year the contribution was made. The recharacterized amount will be treated for tax purposes as originally made from the IRA. Recharacterized amounts can be reconverted to a Roth IRA once each calendar year. Benefits from a Roth IRA can be rolled over or transferred directed only to another Roth IRA.

NONQUALIFIED CONTRACTS Benefits received as annuity payments from nontax-qualified Contracts will be taxable as ordinary income to the extent they exceed that portion of each payment which represents a return of the "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. Benefits received in a lump sum from these Contracts will be taxable as ordinary income to the extent they exceed the "investment in the contract." A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract values are considered to be withdrawn first and are taxable as ordinary income. For Contracts issued after October 21, 1988, investment gains will be determined by aggregating all nontax-qualified deferred Contracts we issue to the Owner during the same calendar year.

A special rule applies to certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans. With respect to purchase payments paid after February 28, 1986, these Contracts will not be taxed as annuity Contracts and increases in the value of the Contracts will be taxable in the year earned. One or more nontax-qualified Contracts can be wholly or partially exchanged for one or more other annuity contracts under Section 1035 of the Code without recognition of gain or loss.

PREMATURE WITHDRAWALS A penalty tax will apply to premature payments of Contract benefits. A penalty tax of 10% of the amount of the payment which is includible in income will be imposed on non-exempt withdrawals under individual retirement annuities, Roth IRAs, tax deferred annuities, nontransferable annuity Contracts and nonqualified deferred annuities. The penalty tax increases to 25% for non-exempt withdrawals from SIMPLE IRAs within 2 years after the Owner first participates in the SIMPLE IRA plan. Payments which are exempt from the penalty tax include payments upon disability, after age 59-1/2 and for certain substantially equal periodic payments for life. Additional exceptions for certain large medical expenses, reimbursement of health insurance premiums paid while the Owner was unemployed, qualified education expenses and first time home purchases apply to IRAs and Roth IRAs.

MINIMUM DISTRIBUTION REQUIREMENTS All of the Contracts are required to satisfy some form of minimum distribution requirement. A 50% excise tax applies for each violation of these requirements.

1. IRAs, SEPs, Simple IRAs, TDAs, Section 457 Plans and Nontransferable Annuities As a general rule, the Owner of these Contracts is required to take certain distributions during the Owner's life and the beneficiary designated by the Owner is required to take the balance of the Contract value within certain specified periods following the Owner's death.

The Owner must take the first required distribution by the "required beginning date" and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made over the life or life expectancy of the Owner or the lives or life expectancies of the Owner and the Owner's beneficiary. The required beginning date for IRAs, SEPs and Simple IRAs is April 1 of the calendar year following the calendar year the Owner attains age 70 1/2. The required beginning date for TDAs, Section 457 plans and nontransferable annuities is April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2 or retires, if later.

Upon the death of the Owner, the Owner's beneficiary must take distributions under one of the following two rules.


If the Owner dies on or after the required beginning date, any remaining interest in the Contract must be distributed at least as rapidly as it was under the method of distribution in effect on the date of death.


If the Owner dies before the required beginning date, the Owner's entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the Owner's death. If the Contract value is payable to a beneficiary designated by the Contract, the Contract value may be paid over the life or life expectancy of that beneficiary, provided distribution begins by December 31 of the calendar year following the year of the Owner's death. Certain additional requirements apply to Section 457 plans. Except in the case of Section 457 plans, if the sole designated beneficiary is the Owner's spouse, the spouse may roll over the Contract into an IRA owned by the spouse.


On January 11, 2001, the IRS released proposed regulations that simplify and change some of the required minimum distribution rules. Significant changes include the provision of a new uniform table to calculate the required minimum distributions during the Owner's lifetime and the ability to calculate all post-death required distributions based on the designated beneficiary's life expectancy. The proposed regulations will be applicable for determining required minimum distributions for calendar years beginning on or after January 1, 2002, but the taxpayer can rely on them to determine required minimum distributions for calendar year 2001.


2. Roth IRAs The Owner of a Roth IRA is not required to take required minimum distributions during the Owner's lifetime. However, the beneficiary designated by the Owner is required to take distributions pursuant to the minimum distribution requirements for Owners dying before the required beginning date, discussed above.

3. Nonqualified Contracts The Owner of a nontax-qualified Contract is not required to take required minimum distributions during the Owner's lifetime. However, the designated beneficiary is required to take distributions pursuant to rules similar to the at death minimum distribution requirements for IRAs.

MANDATORY WITHHOLDING Benefit payments from tax-deferred annuities and nontransferable annuity contracts will be subject to mandatory 20% withholding unless (1) the payments from the tax-deferred annuities are rolled over directly to another tax-deferred annuity or an individual retirement arrangement, or the payments from the nontransferable annuity contracts are rolled over directly to another nontransferable annuity contract, a tax-qualified plan or an individual retirement arrangement, (2) they are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee's beneficiary) or over a period of 10 years or more, or (3) they are "required minimum distributions."

TAXATION OF NORTHWESTERN MUTUAL

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Account. We are currently making no charge. (See "Net Investment Factor", p. 17 and "Deductions", below.

OTHER CONSIDERATIONS

You should understand that the tax rules for annuities and qualified plans are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals or state or other law. We do not intend this discussion as tax advice. Before you purchase a Contract, we advise you to consult qualified tax counsel.

DEDUCTIONS

We will make the following deductions:

SALES LOAD For the Front Load Contract we deduct a sales load from all purchase payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on cumulative purchase payments we have received and the rates in the table below:

Cumulative Purchase Payments
Paid Under the Contract                          Rate
-----------------------                          ----
First $100,000...................................4.5%
Next $400,000....................................2.0%
Next $500,000....................................1.0%
Balance over $1,000,000..........................0.5%

MORTALITY RATE AND EXPENSE RISK CHARGES

Amount of Mortality Rate and Expense Risk Charges. The net investment factor (see "Net Investment Factor", p. 17) we use in determining the value of Accumulation and Annuity Units reflects a deduction on each valuation date for mortality rate and expense risks we have assumed. For the Front Load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.5% of the assets of the Account. For the Back Load Contract the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Account. For the Back Load Contracts the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.5% of the assets of the Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75% for the Front Load Contract, 1.50% for the Back Load Contract Class B Accumulation and Annuity Units, and 0.75% for the Back Load Contract Class A Accumulation and Annuity Units. We will not increase the deduction for mortality and expense risks for at least five years from the date of this prospectus.

Reduction in Mortality Rate and Expense Risk Charges. For the Back Load Contracts we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract value is at least $25,000 and the purchase payment which paid for the Class B Accumulation Units has reached Category Zero, that is, its withdrawal charge rate is 0%. See "Withdrawal Charge" p. 26.

As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in the Guaranteed Interest Fund. We do not convert Class A Accumulation Units back to Class B Accumulation Units even if the value of your Contract falls below $25,000. We do not convert Annuity Units from Class B to Class A.

Risks and Expenses. The risks we assume are (a) the risk that annuity payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected, and (b) the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts. We assume these risks for the duration of the Contract. The deduction for these risks is the only expense item paid by the Account to date. The mutual funds pay expenses which are described in the attached prospectuses for the mutual funds.

The net investment factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the mutual funds as described under "Substitution and Change", p. 20, and any applicable taxes, i.e., any tax liability we have paid or reserved for resulting from the maintenance or operation of a Division of the Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see "Taxation of Northwestern Mutual", p. 25), nor do we anticipate that maintenance or operation of the Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Account or to deduct any such tax liability in the computation of the net investment factor for such Contracts.

CONTRACT FEE On each Contract anniversary prior to the maturity date we make a deduction of $30 for administrative expenses relating to a Deferred Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Divisions. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We currently are waiving the charge if the Contract value on the Contract anniversary is $25,000 or more.

WITHDRAWAL CHARGE

Withdrawal Charge Rates. For Back Load Contracts, a withdrawal charge free amount is available on a Contract if the Contract value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. Otherwise, we will deduct a withdrawal charge for sales expenses if you withdraw Class B Accumulation Units for cash. We will base the withdrawal charge on the Categories and the Rates in the table below. We base the amount in each Category on cumulative purchase payments you have made and on the number of Contract anniversaries that have occurred since you made each purchase payment.

Category                                         Rate
--------                                         ----
Eight..............................................6%
Seven..............................................6%
Six................................................6%
Five...............................................5%
Four...............................................4%
Three..............................................3%
Two................................................2%
One................................................1%
Zero...............................................0%

The first $100,000 of total purchase payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional purchase payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the Rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the contract. However, any amounts we use to determine the charge for a partial withdrawal will not be used to determine subsequent withdrawal charges.

Waiver of Withdrawal Charges. When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving purchase payments received prior to the date of death to Category Zero.

We will waive the withdrawal charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first contract year, in accordance with the terms of the Contract. You may not make purchase payments after we are given proof of a terminal illness or confinement.

We will make no withdrawal charge when you select a variable payment plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a variable payment plan which is not contingent on the payee's life (Plan 1).

For fixed payment plans the Contract provides for deduction of the withdrawal charge when the payment plan is selected. By current administrative practice, we will waive the withdrawal charge upon selection of a fixed payment plan for a certain period of 12 years or more (Plan 1) or any fixed payment plan which involves a life contingency (Plans 2 or 3) if you select the payment plan after the Contract has been in force for at least one full year.

Withdrawal Charges and Our Sales Expenses. The amount of withdrawal charges we collect from the Back Load Contracts as a group will depend on the volume and timing of withdrawal transactions. We are unable to determine in advance whether this amount will be greater or less than the sales expenses we incur in connection with those Contracts, but based on the information presently available we believe it is more likely than not that the sales expenses we incur will be greater than the withdrawal charges we receive. We bear this risk for the duration of the Contracts. We will pay any excess of sales expenses over withdrawal charges from our general assets. These assets may include proceeds from the charge for annuity rate and expense risks described above.

ENHANCED DEATH BENEFIT CHARGE On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. We deduct the charge from the Divisions of the Account and the Guaranteed Interest Fund in proportion to the amounts you have invested.

PREMIUM TAXES The Contracts provide for the deduction of applicable premium taxes, if any, from purchase payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from purchase payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.

EXPENSES FOR THE PORTFOLIOS AND FUNDS The expenses borne by the Portfolios and Funds in which the assets of the Account are invested are described in the prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds. See the prospectuses attached to this prospectus.

CONTRACTS ISSUED PRIOR TO MARCH 31, 2000 During the period prior to March 31, 2000 and after March 31, 1995 we issued both Front Load Contracts and Back Load Contracts. For the Front Load Contracts the deduction for sales expenses is 4% on the first $100,000, 2% on the next $400,000, 1% the next $500,000, and 0.5%
on purchase payments in excess of $1 million, based on total cumulative purchase payments paid under the Contract. The charge against Accumulation Units for mortality and expense risks is 0.4% of the assets of the Account, which we may raise to a maximum rate of 0.75%. The charge against Annuity Units for mortality and expense risks is zero, which we may raise to a maximum rate of 0.75%. For the Back Load Contracts there is a surrender charge of 8% on the first $100,000 of purchase payments, 4% on the next $400,000, 2% on the next $500,000, and 1% on purchase payments in excess of $1 million, based on total cumulative purchase payments paid under the Contract. The surrender charge applicable for each purchase payment reduces by 1% on each Contract anniversary. A withdrawal charge free amount is available, but the amount is limited by the excess of the Contract value over the cumulative purchase payments on the date of the withdrawal. The charge for mortality and expense risks for these Contracts is 1.25% of the assets of the Account, which we may raise to a maximum annual rate of 1.50%. The Annual Contract fee is $30. We currently waive the Contract fee if the Contract value is $50,000 or more.

CONTRACTS ISSUED PRIOR TO MARCH 31, 1995 For Contracts issued prior to March 31, 1995 and after December 16, 1981 there is no front-end sales load but there is a surrender charge of 8% on the first $25,000 of purchase payments, 4% on the next $75,000 and 2% on purchase payments in excess of $100,000, based on total cumulative purchase payments paid under the Contract. The surrender charge applicable for each purchase plan reduces by 1% on each Contract anniversary. A withdrawal charge free amount is available, but the amount is limited by the excess of the Contract value over the cumulative purchase payments on the date of the withdrawal. The charge for mortality and expense risks for those Contracts is 1.25% of the assets of the Account. The annual Contract fee is the lesser of $30 or 1% of the Contract value. See the table of accumulation unit values on page 12.

CONTRACTS ISSUED PRIOR TO DECEMBER 17, 1981 For Contracts issued prior to December 17, 1981 there is no surrender charge, but purchase payments are subject to a deduction for sales expenses. The deduction is 8% on the first $5,000 received during a single Contract year as defined in the Contract, 4% on the next $20,000, 2% on the next $75,000 and 1% on the excess over $100,000. The charge for mortality and expense risks for these Contracts is 0.75% of the assets of the Account, which we may raise to a maximum annual rate of 1%. There is no annual Contract fee. See the table of accumulation unit values on page 14.

CERTAIN NONTAX-QUALIFIED CONTRACTS For nontax-qualified Contracts issued after December 16, 1981 and prior to May 1, 1983 purchase payments paid under the Contract are subject to a deduction of 3% on the first $25,000 of purchase payments, 2% on the next $75,000 and 1% on amounts in excess of $100,000, based on total cumulative purchase payments paid under the Contract. The charge for mortality and expense risks for these Contracts is 0.75% of the assets of the Account, which we may raise to a maximum annual rate of 1%.


DIVIDENDS FOR CONTRACTS ISSUED PRIOR TO MARCH 31, 2000 During the year 2001 we are paying dividends on approximately 23% of the in-force variable annuity Contracts we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract value which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract's interest in the Account.

Dividends on these variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract value of less than $25,000, and over half of those with a value above $25,000 will receive dividends. The expected dividend payout for the year 2001 represents about 0.52% of the average variable Contract value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific contract is about 0.75%.


We pay any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash. In the case of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Internal Revenue Code, dividends cannot be paid in cash but must be applied as net purchase payments under the Contract.

REDUCED CHARGES FOR EXCHANGE TRANSACTIONS As a matter of current practice, we permit owners of fixed dollar annuities we have previously issued to exchange those contracts for Front Load or Back Load Contracts without paying a second charge for sales expenses. This rule is subject to a number of exceptions and qualifications we may change or withdraw at any time. In general, we make a $25 administrative charge on these exchange transactions and we permit only one such transaction in any 12-month period. Transactions on this basis are subject to a limit of 20% of the amount held under the fixed annuity Contract in any 12-month period, but we are presently waiving this limit. Amounts exchanged from a fixed contract which provides for a surrender charge are not charged for sales expenses when the exchange is effected. We place these amounts in the same withdrawal charge category under the new Back Load Contract as they were before. We place exchange proceeds from fixed contracts which have no surrender charge provisions in the 0% withdrawal charge category. As an alternative, exchange proceeds from such a fixed contract may be added to a Front Load Contract or to a Deferred Contract issued prior to December 17, 1981 without any deduction for sales expenses.

Fixed annuity contracts (which are not described in this prospectus) are available in exchange for the Contracts on a comparable basis.

DISTRIBUTION OF THE CONTRACTS

We sell the Contracts through individuals who are licensed insurance agents appointed by Northwestern Mutual and are registered representatives of Northwestern Mutual Investment Services, LLC, our wholly-owned company. Northwestern Mutual Investment Services, LLC is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. Northwestern Mutual Investment Services, LLC is a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. Where state law requires, these agents will also be licensed securities salesmen. Commissions paid to the agents on sales of the Contracts will not exceed 4% of purchase payments.

            TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
                                                                           ----

DISTRIBUTION OF THE
  CONTRACTS.................................................................B-2

DETERMINATION OF ANNUITY
  PAYMENTS..................................................................B-2

    Amount of Annuity Payments..............................................B-2

    Annuity Unit Value......................................................B-3

    Illustrations of Variable Annuity
      Payments..............................................................B-3

VALUATION OF ASSETS OF THE
  ACCOUNT...................................................................B-4

TRANSFERABILITY RESTRICTIONS................................................B-4

PERFORMANCE DATA............................................................B-4

EXPERTS.....................................................................B-6


FINANCIAL STATEMENTS OF THE
  ACCOUNT (as of December 31, 2000 and for each of the two years in the period ended December 31, 2000)...........................................B-8

Report of Independent
  Accountants (as of December 31, 2000 and for each of the two years in the period ended December 31, 2000)...........................................B-8

FINANCIAL STATEMENTS OF
  NORTHWESTERN MUTUAL (as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000)........................B-21

Report of Independent
  Accountants (as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000)..............................B-21



This Prospectus sets forth concisely the information about NML Variable Annuity Account B that a prospective investor ought to know before investing. Additional information about Account B has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from The Northwestern Mutual Life Insurance Company. To receive a copy, return the request form to the address listed below, or telephone 1-888-455-2232.



     TO: The Northwestern Mutual Life Insurance Company

         Annuity and Accumulation Products Marketing Department
            Room E12J
         720 East Wisconsin Avenue
         Milwaukee, WI  53202

         Please send a Statement of Additional Information for NML Variable Annuity Account B to:

     Name
          --------------------------------------------------------------------

     Address
             -----------------------------------------------------------------



     City                                             State        Zip
          -------------------------------------------       ------     -------

More information about Northwestern Mutual Series Fund, Inc. is included in the Fund's Statement of Additional Information (SAI), incorporated by reference in this prospectus, which is available free of charge.

More information about the Fund's investments is included in the Fund's annual and semi-annual reports, which discuss the market conditions and investment strategies that significantly affected each Portfolio's performance during the previous fiscal period.

To request a free copy of the Fund's SAI, or current annual or semi-annual report, call us at 1-888-455-2232. Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.


N O R T H W E S T E R N   M U T U A L

VARIABLE ANNUITY CONTRACTS
     Nontax-Qualified Annuities                               Individual Retirement Annuities
     Roth IRAs                                                Simplified Employee Pension Plan IRAs
     SIMPLE IRAs                                              Tax-Deferred Annuities
     457 Deferred Compensation Plan Annuities                 Non-Transferable Annuities

NML VARIABLE ANNUITY ACCOUNT B

NORTHWESTERN MUTUAL SERIES FUND, INC.

RUSSELL INSURANCE FUNDS


P  r  o  s  p  e  c  t  u  s  e  s


Investment Company Act File Nos. 811-3990 and 811-5371

[NORTHWESTERN MUTUAL(TM) LOGO]

PO Box 3095
Milwaukee, WI 53201-3095

Change Service Requested




60826

                       STATEMENT OF ADDITIONAL INFORMATION


                           VARIABLE ANNUITY CONTRACTS
          (for Individual Retirement Annuities, Tax-Deferred Annuities
                            and Non-Qualified Plans)

                         NML VARIABLE ANNUITY ACCOUNT B
                                (the "Account"),
                        a separate investment account of
                 The Northwestern Mutual Life Insurance Company
                             ("Northwestern Mutual")



--------------------------------------------------------------------------------

         This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contracts. A copy of the prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number (414) 271-1444.

--------------------------------------------------------------------------------


                  The Date of the Prospectus to which this Statement of Additional Information Relates is April 30, 2001.

                  The Date of this Statement of Additional Information is April 30, 2001.

                          DISTRIBUTION OF THE CONTRACTS

         The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC ("NMIS").

         NMIS may be considered the underwriter of the Contracts for purposes of the federal securities laws. The following amounts of commissions were paid on sales of the Contracts during each of the last three years:


                             Year                Amount
                             ----                ------
                             2000              $20,848,898
                             1999              $21,569,657
                             1998              $20,405,686


                        DETERMINATION OF ANNUITY PAYMENTS

         The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: "Variable Payment Plans", p. 18, including "Description of Payment Plans", p. 18, "Amount of Annuity Payments", p. 18, and "Assumed Investment Rate", p. 19; "Dividends",
p. 20; "Net Investment Factor", p. 17; and "Deductions", p. 25.

         AMOUNT OF ANNUITY PAYMENTS The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with Projection Scale G and age adjustment.

         Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

         The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

         The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

         ANNUITY UNIT VALUE The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

         The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.

         ILLUSTRATIONS OF VARIABLE ANNUITY PAYMENTS To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

         (1) Assumed number of Accumulation Units in
             Balanced Division on maturity date...................... 25,000

         (2) Assumed Value of an Accumulation Unit in
             Balanced Division at maturity........................... $2.000000

         (3) Cash Value of Contract at maturity, (1) X (2)........... $50,000

         (4) Assumed applicable monthly payment rate per
             $1,000 from annuity rate table.......................... $5.35

         (5) Amount of first payment from Balanced Division,
             (3) X (4) divided by $1,000............................. $267.50

         (6) Assumed Value of Annuity Unit in
             Balanced Division at maturity........................... $1.500000

         (7) Number of Annuity Units credited in
             Balanced Division, (5) divided by (6)................... 178.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of
178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be
178.33 multiplied by $1.501000, or $267.68.

         However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 X $1.499000, or $267.32.

         For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

                       VALUATION OF ASSETS OF THE ACCOUNT

         The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

                          TRANSFERABILITY RESTRICTIONS

         Ownership of a Contract purchased as a tax-deferred annuity pursuant to
Section 403(b) of the Internal Revenue Code of 1954, as amended (the "Code") cannot be changed and the Contract cannot be sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual. Similar restrictions are applicable to Contracts purchased in exchange transactions by persons who have received fixed dollar policies as distributions of termination benefits from tax-qualified corporate or HR-10 plans or trusts. Ownership of a Contract purchased as an individual retirement annuity pursuant to Section 408(b) of the Code cannot be transferred except in limited circumstances involving divorce.

                                PERFORMANCE DATA

         Standardized performance data in advertisements will show the average annual total return for each Division of the Account, according to the following formula prescribed by the Securities and Exchange Commission:

                                 P(1 + T) = ERV
                        Where:
                  P   = a hypothetical initial payment of $1000
                  T   = average annual total return
                  n   = number of years
                  ERV = ending redeemable value of a hypothetical $1000
                        payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof)

Average annual total return is the annual compounded rate of return that would have produced the ending surrender value under a Contract if the owner had invested in a specified Division over the stated period and investment performance had remained constant throughout the period. The calculation assumes a single $1,000 purchase payment made at the beginning of the period and surrender of the Contract at the end of the period. It reflects a deduction for all Account, Fund and Contract level charges, including the 4.5% initial sales load for the Front Load Contract and the withdrawal charge for the Back Load Contract. The $30 annual Contract fee is reflected as .02% for the Front Load Contract and .15% for the Back Load based on the annual contract fees collected divided by the assets of the sub-account. For the Front Load Contract the data will assume a minimum initial purchase payment of $10,000 and the amounts will be divided by 10 to conform the presentation to the $1,000 purchase payment assumption required by the prescribed formula.


         The following table shows the standardized average annual total return data for each Division of the Account for the period ended December 31, 2000:

                               FRONT LOAD CONTRACT

DIVISION                                      1-YEAR              5-YEAR             10-YEAR          INCEPTION*
-----------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock                          1.38                 NA                 NA                45.92
Aggressive Growth Stock                         0.88              15.41              19.15                   NA
International Equity                           -5.75              10.07                 NA                11.30
Index 400 Stock                                11.36                 NA                 NA                14.41
Growth Stock                                   -7.36              17.19                 NA                17.40
Growth and Income Stock                       -11.61              12.31                 NA                13.55
Index 500 Stock                               -13.31              16.66              16.12                   NA
Balanced                                       -5.15              11.10              11.54                   NA
High Yield Bond                                -9.36               3.78                 NA                 5.58
Select Bond                                     4.71               4.21               6.70                   NA
Money Market                                    0.98               4.00               3.90                   NA
Russell Insurance Funds
Multi-Style Equity                            -16.64                 NA                 NA                -6.49
Aggressive Equity                              -5.62                 NA                 NA                 2.57
Non-U.S.                                      -18.71                 NA                 NA                 0.93
Real Estate Securities                         20.88                 NA                 NA                 6.86
Core Bond                                       4.51                 NA                 NA                 1.94
------------------------------------------------------------------------------------ ----- ----------------------

                               BACK LOAD CONTRACT

DIVISION                                      1-YEAR              5-YEAR             10-YEAR          INCEPTION*
-----------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock                          -0.77               NA                   NA               46.00
Aggressive Growth Stock                         -1.29            15.01                18.65                  NA
International Equity                            -8.17             9.57                   NA               10.94
Index 400 Stock                                  9.59               NA                   NA               13.37
Growth Stock                                    -9.84            16.82                   NA               17.07
Growth and Income Stock                        -14.26            11.86                   NA               13.20
Index 500 Stock                                -16.02            16.27                   NA               15.64
Balanced                                        -7.55            10.62                11.08                  NA
High Yield Bond                                -11.92             3.12                   NA                5.17
Select Bond                                      2.68             3.57                 6.25                  NA
Money Market                                    -1.18             3.36                 3.47                  NA
Russell Insurance Funds
Multi-Style Equity                             -19.48               NA                   NA               -8.42
Aggressive Equity                               -8.04               NA                   NA                1.04
Non-U.S.                                       -21.62               NA                   NA               -0.67
Real Estate Securities                         -19.47               NA                   NA                5.52
Core Bond                                        2.48               NA                   NA                0.39
-----------------------------------------------------------------------------------------------------------------


INTERNATIONAL EQUITY DIVISION BEGAN APRIL 1993; GROWTH STOCK, GROWTH AND INCOME STOCK AND HIGH YIELD BOND DIVISIONS BEGAN MAY 1994; SMALL CAP GROWTH, INDEX 400 STOCK AND THE RUSSELL INSURANCE FUNDS BEGAN APRIL 1999.


         Non-standardized performance data are calculated on the same basis as the standardized total return data, except that the 4.5% initial sales load for the Front Load Contract is not reflected and it is assumed that the Back Load Contract remains in force at the end of the period. The annual Contract fee of $30 is also not reflected.

         The following table shows the non-standardized average annual total return data for each Division of the Account for the period ended December 31, 2000:

                               FRONT LOAD CONTRACT

DIVISION                                      1-YEAR              5-YEAR             10-YEAR          INCEPTION*
------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock                          6.18                 NA                   NA              50.01
Aggressive Growth Stock                         5.65              16.50                19.72                 NA
International Equity                           -1.28              11.11                   NA              11.99
Index 400 Stock                                16.63                 NA                   NA              17.62
Growth Stock                                   -2.97              18.30                   NA              18.24
Growth and Income Stock                        -7.43              13.38                   NA              14.35
Index 500 Stock                                -9.21              17.76                16.68              20.08
Balanced                                       -0.67              12.15                12.08                 NA
High Yield Bond                                -5.07               4.76                   NA               6.33
Select Bond                                     9.66               5.20                 7.21                 NA
Money Market                                    5.76               4.99                 4.40                 NA
Russell Insurance Funds
Multi-Style Equity                            -12.70                 NA                   NA              -3.87
Aggressive Equity                              -1.16                 NA                   NA               5.44
Non-U.S.                                      -14.86                 NA                   NA               3.76
Real Estate Securities                         26.61                 NA                   NA               9.86
Core Bond                                       9.45                 NA                   NA               4.80
------------------------------------------------------------------------------------------------------------------

                               BACK LOAD CONTRACT

DIVISION                                      1-YEAR              5-YEAR             10-YEAR          INCEPTION*
------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock                          5.39                  NA                  NA              48.90
Aggressive Growth Stock                         4.86               15.63               18.83                 NA
International Equity                           -2.02               10.28                  NA              11.16
Index 400 Stock                                15.76                  NA                  NA              16.74
Growth Stock                                   -3.70               17.42                  NA              17.35
Growth and Income Stock                        -8.12               12.53                  NA              13.50
Index 500 Stock                                -9.88               16.88               15.82                 NA
Balanced                                       -1.40               11.32               11.24                 NA
High Yield Bond                                -5.78                3.97                  NA               5.54
Select Bond                                     8.85                4.41                6.41                 NA
Money Market                                    4.98                4.20                3.63                 NA
Russell Insurance Funds
Multi-Style Equity                            -13.35                  NA                  NA              -4.58
Aggressive Equity                              -1.89                  NA                  NA               4.66
Non-U.S.                                      -15.49                  NA                  NA               2.99
Real Estate Securities                         25.66                  NA                  NA               9.04
Core Bond                                       8.64                  NA                  NA               4.02
------------------------------------------------------------------------------------------------------------------


INTERNATIONAL EQUITY DIVISION BEGAN APRIL 1993; GROWTH STOCK, GROWTH AND INCOME STOCK AND HIGH YIELD BOND DIVISIONS BEGAN MAY 1994; SMALL CAP GROWTH, INDEX 400 STOCK AND THE RUSSELL INSURANCE FUNDS BEGAN APRIL 1999.

         Advertisements with performance data may compare the average annualized total return figures for one or more of the Divisions to (1) the Standard & Poor's 500 Composite Stock Price Index, Wilshire Index, 1750 Index, EAFE Index, Merrill Lynch Domestic Master Index, Lehman Brothers High Yield Intermediate Market Index or other indices measuring performance of a relevant group of securities; (2) other variable annuity separate account tracked by Lipper Analytical Services or other ratings services; or (3) the Consumer Price Index.

                                     EXPERTS


         The financial statements of the Account as of December 31, 2000 and for each of the two years in the period ended December 31, 2000 and of Northwestern Mutual as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

NML VARIABLE ANNUITY ACCOUNT B
Statement of Assets and Liabilities
December 31, 2000
(in thousands)


 ASSETS
   Investments at Market Value:
     Northwestern Mutual Series Fund, Inc.
       Small Cap Growth Stock
          88,154 shares (cost $164,778)......................    $  163,614
       Aggressive Growth Stock
          258,080 shares (cost $1,142,828)...................     1,153,876
       International Equity
          334,301 shares (cost $532,140).....................       545,914
       Index 400 Stock
          82,821 shares (cost $95,938).......................        94,748
       Growth Stock
          210,090 shares (cost $406,812).....................       518,503
       Growth and Income Stock
          300,904 shares (cost $432,099).....................       411,938
       Index 500 Stock
          406,813 shares (cost $899,706).....................     1,386,011
       Balanced
          1,306,834 shares (cost $2,067,878).................     2,658,100
       High Yield Bond
          139,387 shares (cost $139,010).....................        96,317
       Select Bond
          201,355 shares (cost $236,303).....................       232,968
       Money Market
          259,464 shares (cost $259,464).....................       259,464
     Russell Insurance Funds
       Multi-Style Equity
          5,374 shares (cost $85,615)........................        75,879
       Aggressive Equity
          2,797 shares (cost $35,794)........................        32,809
       Non-U.S
          4,247 shares (cost $54,559)........................        47,357
       Real Estate Securities
          1,894 shares (cost $18,049)........................        20,233
       Core Bond
          2,611 shares (cost $25,740)........................        26,293    $7,724,024
                                                                 ----------
   Due from Sale of Fund Shares..............................                       6,973
                                                                               ----------
            Total Assets.....................................                  $7,730,997
                                                                               ==========

 LIABILITIES
   Due to Participants.......................................                  $   12,729
   Due to Northwestern Mutual Life Insurance Company.........                       6,973
                                                                               ----------
            Total Liabilities................................                      19,702
                                                                               ----------

 EQUITY (NOTE 8)
   Contracts Issued Prior to December 17, 1981...............                     109,884
   Contracts Issued After December 16, 1981 and Prior to
     March 31, 1995..........................................                   4,373,155
   Contracts Issued On or After March 31, 1995:
     Front Load Version......................................                   1,020,259
     Back Load Version.......................................                   2,011,423
   Contracts Issued On or After March 31, 2000:
     Front Load Version......................................                      95,137
     Back Load Version.......................................                     100,074
   Contracts Issued On or After June 30, 2000:
     Fee-Based Version.......................................                       1,363
                                                                               ----------
            Total Equity.....................................                   7,711,295
                                                                               ----------
            Total Liabilities and Equity.....................                  $7,730,997
                                                                               ==========

    The Accompanying Notes are an Integral Part of the Financial Statements

Account B Financial Statements         B-8

NML VARIABLE ANNUITY ACCOUNT B
Statement of Operations
(in thousands)

                                                                           SMALL CAP GROWTH               AGGRESSIVE GROWTH
                                             COMBINED                      STOCK DIVISION #                 STOCK DIVISION
                                 --------------------------------    ----------------------------    ----------------------------
                                                                                     EIGHT MONTHS
                                    YEAR ENDED        YEAR ENDED      YEAR ENDED        ENDED         YEAR ENDED      YEAR ENDED
                                   DECEMBER 31,      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                       2000              1999            2000            1999            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend Income............      $   587,870        $  529,297       $  3,691        $ 1,623        $ 140,605        $ 27,399
  Annuity Rate and Expense
    Guarantees...............           89,785            79,966          1,367            114           13,947           9,338
                                   -----------        ----------       --------        -------        ---------        --------
  Net Investment Income......          498,085           449,331          2,324          1,509          126,658          18,061
                                   -----------        ----------       --------        -------        ---------        --------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain (Loss) on
    Investments..............          531,001           206,068          3,619            152          392,026          59,354
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period...................       (1,208,683)          384,910        (12,343)        11,180         (468,707)        227,531
                                   -----------        ----------       --------        -------        ---------        --------
  Net Gain (Loss) on
    Investments..............         (677,682)          590,978         (8,724)        11,332          (76,681)        286,885
                                   -----------        ----------       --------        -------        ---------        --------
  Increase (Decrease) in
    Equity Derived from
    Investment Activity......      $  (179,597)       $1,040,309       $ (6,400)       $12,841        $  49,977        $304,946
                                   ===========        ==========       ========        =======        =========        ========

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       B-9        Account B Financial Statements

                                           INDEX 400
 INTERNATIONAL EQUITY DIVISION         STOCK DIVISION #            GROWTH STOCK DIVISION
-------------------------------   ---------------------------   ---------------------------
                                                 EIGHT MONTHS
     YEAR ENDED     YEAR ENDED     YEAR ENDED       ENDED        YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2000           1999           2000           1999           2000           1999
-------------------------------------------------------------------------------------------
      $ 39,826       $ 69,655       $10,349         $  321        $ 24,138       $13,945
         6,135          5,699           604             76           5,595         4,263
      --------       --------       -------         ------        --------       -------
        33,691         63,956         9,745            245          18,543         9,682
      --------       --------       -------         ------        --------       -------

       (15,031)        78,270           100             14           4,293         2,979
       (21,692)       (44,084)       (3,008)         1,819         (42,658)       64,234
      --------       --------       -------         ------        --------       -------
       (36,723)        34,186        (2,908)         1,833         (38,365)       67,213
      --------       --------       -------         ------        --------       -------
      $ (3,032)      $ 98,142       $ 6,837         $2,078        $(19,822)      $76,895
      ========       ========       =======         ======        ========       =======

Account B Financial Statements        B-10

NML VARIABLE ANNUITY ACCOUNT B
Statement of Operations
(in thousands)

                                             GROWTH AND INCOME                   INDEX 500
                                              STOCK DIVISION                  STOCK DIVISION               BALANCED DIVISION
                                      -------------------------------   ---------------------------   ---------------------------
                                         YEAR ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                        DECEMBER 31,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
            (CONTINUED)                     2000             1999           2000           1999           2000           1999
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend Income..................       $ 25,735         $ 51,672      $  59,732       $ 31,626      $ 230,003       $284,717
  Annuity Rate and Expense
    Guarantees.....................          4,900            5,158         16,792         15,550         32,721         32,960
                                          --------         --------      ---------       --------      ---------       --------
  Net Investment Income............         20,835           46,514         42,940         16,076        197,282        251,757
                                          --------         --------      ---------       --------      ---------       --------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Realized Gain (Loss) on
    Investments....................         13,671            5,902         53,840         24,827         85,629         38,856
  Unrealized Appreciation
    (Depreciation) of Investments
    During the Period..............        (70,575)         (24,965)      (247,062)       206,443       (318,159)       (29,796)
                                          --------         --------      ---------       --------      ---------       --------
  Net Gain (Loss) on Investments...        (56,904)         (19,063)      (193,222)       231,270       (232,530)         9,060
                                          --------         --------      ---------       --------      ---------       --------
  Increase (Decrease) in Equity
    Derived from Investment
    Activity.......................       $(36,069)        $ 27,451      $(150,282)      $247,346      $ (35,248)      $260,817
                                          ========         ========      =========       ========      =========       ========

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      B-11        Account B Financial Statements

     HIGH YIELD BOND DIVISION        SELECT BOND DIVISION          MONEY MARKET DIVISION
    ---------------------------   ---------------------------   ---------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2000           1999           2000           1999           2000           1999
-------------------------------------------------------------------------------------------
      $ 11,420       $ 13,571       $15,508        $ 20,187       $15,604        $11,719
         1,099          1,319         2,429           2,641         2,585          2,547
      --------       --------       -------        --------       -------        -------
        10,321         12,252        13,079          17,546        13,019          9,172
      --------       --------       -------        --------       -------        -------

        (6,182)        (4,630)       (1,292)            294            --             --
        (9,974)        (9,614)        7,685         (22,857)           --             --
      --------       --------       -------        --------       -------        -------
       (16,156)       (14,244)        6,393         (22,563)           --             --
      --------       --------       -------        --------       -------        -------
      $ (5,835)      $ (1,992)      $19,472        $ (5,017)      $13,019        $ 9,172
      ========       ========       =======        ========       =======        =======

Account B Financial Statements        B-12

NML VARIABLE ANNUITY ACCOUNT B
Statement of Operations
(in thousands)

                                                                    RUSSELL                                   RUSSELL
                                                         MULTI-STYLE EQUITY DIVISION #             AGGRESSIVE EQUITY DIVISION #
                                                      -----------------------------------         -------------------------------
                                                                             EIGHT MONTHS                            EIGHT MONTHS
                                                         YEAR ENDED             ENDED              YEAR ENDED           ENDED
                                                        DECEMBER 31,         DECEMBER 31,         DECEMBER 31,       DECEMBER 31,
                  (CONTINUED)                               2000                 1999                 2000               1999
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend Income..............................           $  2,665              $1,443              $ 3,500             $   64
  Annuity Rate and Expense Guarantees..........                675                 135                  270                 48
                                                          --------              ------              -------             ------
  Net Investment Income........................              1,990               1,308                3,230                 16
                                                          --------              ------              -------             ------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Realized Gain (Loss) on Investments..........                (50)                 --                  133                (17)
  Unrealized Appreciation (Depreciation) of
    Investments During the Period..............            (11,517)              1,788               (4,205)             1,221
                                                          --------              ------              -------             ------
  Net Gain (Loss) on Investments...............            (11,567)              1,788               (4,072)             1,204
                                                          --------              ------              -------             ------
  Increase (Decrease) in Equity Derived from
    Investment Activity........................           $ (9,577)             $3,096              $  (842)            $1,220
                                                          ========              ======              =======             ======

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      B-13        Account B Financial Statements

            RUSSELL                            RUSSELL                          RUSSELL
      NON-U.S. DIVISION #         REAL ESTATE SECURITIES DIVISION #      CORE BOND DIVISION #
-------------------------------   ---------------------------------   ---------------------------
                   EIGHT MONTHS                      EIGHT MONTHS                    EIGHT MONTHS
     YEAR ENDED       ENDED         YEAR ENDED           ENDED         YEAR ENDED       ENDED
    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
        2000           1999            2000              1999             2000           1999
-------------------------------------------------------------------------------------------------
      $ 3,346         $  604          $  643             $ 249           $1,105         $ 502
          380             60             109                22              177            36
      -------         ------          ------             -----           ------         -----
        2,966            544             534               227              928           466
      -------         ------          ------             -----           ------         -----

          361            130             (67)              (62)             (49)           (1)
       (9,905)         2,706           2,416              (231)           1,021          (465)
      -------         ------          ------             -----           ------         -----
       (9,544)         2,836           2,349              (293)             972          (466)
      -------         ------          ------             -----           ------         -----
      $(6,578)        $3,380          $2,883             $ (66)          $1,900         $  --
      =======         ======          ======             =====           ======         =====

Account B Financial Statements        B-14

NML VARIABLE ANNUITY ACCOUNT B
Statement of Changes in Equity
(in thousands)

                                                                                                        SMALL CAP GROWTH
                                                                          COMBINED                      STOCK DIVISION #
                                                                ----------------------------      ----------------------------
                                                                                                                  EIGHT MONTHS
                                                                 YEAR ENDED      YEAR ENDED        YEAR ENDED        ENDED
                                                                DECEMBER 31,    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                                                    2000            1999              2000            1999
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income.....................................    $   498,085     $   449,331         $  2,324        $ 1,509
  Net Realized Gain (Loss)..................................        531,001         206,068            3,619            152
  Net Change in Unrealized Appreciation (Depreciation)......     (1,208,683)        384,910          (12,343)        11,180
                                                                -----------     -----------         --------        -------
Increase (Decrease) in Equity...............................       (179,597)      1,040,309           (6,400)        12,841
                                                                -----------     -----------         --------        -------

EQUITY TRANSACTIONS
  Contract Owners' Net Payments.............................        763,315         836,316           41,860          5,800
  Annuity Payments..........................................        (15,901)        (14,043)             (79)            (3)
  Surrenders and Other (net)................................       (602,624)       (478,867)          (8,323)          (366)
  Transfers from Other Divisions or Sponsor.................      5,800,223       1,766,343          155,807         38,489
  Transfers to Other Divisions or Sponsor...................     (5,822,543)     (1,783,287)         (67,957)        (7,980)
                                                                -----------     -----------         --------        -------
Increase (Decrease) in Equity Derived from Equity
  Transactions..............................................        122,470         326,462          121,308         35,940
                                                                -----------     -----------         --------        -------
Net Increase (Decrease) in Equity...........................        (57,127)      1,366,771          114,908         48,781

EQUITY
  Beginning of Period.......................................      7,768,422       6,401,651           48,781             --
                                                                -----------     -----------         --------        -------
  End of Period.............................................    $ 7,711,295     $ 7,768,422         $163,689        $48,781
                                                                ===========     ===========         ========        =======

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      B-15        Account B Financial Statements

       AGGRESSIVE GROWTH                                                   INDEX 400
        STOCK DIVISION            INTERNATIONAL EQUITY DIVISION        STOCK DIVISION #            GROWTH STOCK DIVISION
-------------------------------   -----------------------------   ---------------------------   ---------------------------
                                                                                 EIGHT MONTHS
     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED       ENDED        YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2000           1999           2000            1999            2000           1999           2000           1999
---------------------------------------------------------------------------------------------------------------------------
     $  126,658     $   18,061     $    33,691      $  63,956       $  9,745       $   245        $ 18,543       $  9,682
        392,026         59,354         (15,031)        78,270            100            14           4,293          2,979
       (468,707)       227,531         (21,692)       (44,084)        (3,008)        1,819         (42,658)        64,234
     ----------     ----------     -----------      ---------       --------       -------        --------       --------
         49,977        304,946          (3,032)        98,142          6,837         2,078         (19,822)        76,895
     ----------     ----------     -----------      ---------       --------       -------        --------       --------

         87,923         62,382          48,082         39,987         21,757         7,316          64,224         65,324
         (1,116)          (673)           (752)          (630)           (63)           (7)           (795)          (572)
        (83,859)       (58,870)        (36,035)       (33,344)        (2,828)         (323)        (31,980)       (23,057)
        974,210         64,476       1,444,860        396,413         68,567        19,597         118,575        111,147
       (908,583)      (155,561)     (1,446,763)      (449,369)       (23,868)       (4,217)        (82,437)       (59,550)
     ----------     ----------     -----------      ---------       --------       -------        --------       --------
         68,575        (88,246)          9,392        (46,943)        63,565        22,366          67,587         93,292
     ----------     ----------     -----------      ---------       --------       -------        --------       --------
        118,552        216,700           6,360         51,199         70,402        24,444          47,765        170,187

      1,033,918        817,218         539,182        487,983         24,444            --         470,433        300,246
     ----------     ----------     -----------      ---------       --------       -------        --------       --------
     $1,152,470     $1,033,918     $   545,542      $ 539,182       $ 94,846       $24,444        $518,198       $470,433
     ==========     ==========     ===========      =========       ========       =======        ========       ========

Account B Financial Statements        B-16

NML VARIABLE ANNUITY ACCOUNT B
Statement of Changes in Equity
(in thousands)

                                                                     GROWTH AND INCOME                     INDEX 500
                                                                       STOCK DIVISION                    STOCK DIVISION
                                                                ----------------------------      ----------------------------
                                                                 YEAR ENDED      YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                                DECEMBER 31,    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
(CONTINUED)                                                         2000            1999              2000            1999
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income.....................................      $ 20,835        $ 46,514         $   42,940      $   16,076
  Net Realized Gain (Loss)..................................        13,671           5,902             53,840          24,827
  Net Change in Unrealized Appreciation (Depreciation)......       (70,575)        (24,965)          (247,062)        206,443
                                                                  --------        --------         ----------      ----------
Increase (Decrease) in Equity...............................       (36,069)         27,451           (150,282)        247,346
                                                                  --------        --------         ----------      ----------

EQUITY TRANSACTIONS
  Contract Owners' Net Payments.............................        38,724          59,687            128,144         167,133
  Annuity Payments..........................................          (898)           (868)            (3,015)         (2,567)
  Surrenders and Other (net)................................       (33,663)        (27,142)          (106,598)        (85,802)
  Transfers from Other Divisions or Sponsor.................        46,036          73,083            177,597         223,692
  Transfers to Other Divisions or Sponsor...................       (83,776)        (74,859)          (212,576)       (169,952)
                                                                  --------        --------         ----------      ----------
Increase (Decrease) in Equity Derived from Equity
  Transactions..............................................       (33,577)         29,901            (16,448)        132,504
                                                                  --------        --------         ----------      ----------
Net Increase (Decrease) in Equity...........................       (69,646)         57,352           (166,730)        379,850

EQUITY
  Beginning of Period.......................................       480,677         423,325          1,550,820       1,170,970
                                                                  --------        --------         ----------      ----------
  End of Period.............................................      $411,031        $480,677         $1,384,090      $1,550,820
                                                                  ========        ========         ==========      ==========

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      B-17        Account B Financial Statements

       BALANCED DIVISION           HIGH YIELD BOND DIVISION        SELECT BOND DIVISION          MONEY MARKET DIVISION
-------------------------------   ---------------------------   ---------------------------   ---------------------------
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2000           1999           2000           1999           2000           1999           2000           1999
-------------------------------------------------------------------------------------------------------------------------
     $  197,282     $  251,757      $ 10,321       $ 12,252       $ 13,079       $ 17,546     $    13,019     $   9,172
         85,629         38,856        (6,182)        (4,630)        (1,292)           294              --            --
       (318,159)       (29,796)       (9,974)        (9,614)         7,685        (22,857)             --            --
     ----------     ----------      --------       --------       --------       --------     -----------     ---------
        (35,248)       260,817        (5,835)        (1,992)        19,472         (5,017)         13,019         9,172
     ----------     ----------      --------       --------       --------       --------     -----------     ---------

        152,600        228,829        10,736         14,760         19,043         27,862          90,968       122,518
         (7,692)        (7,284)         (278)          (308)          (611)          (729)           (272)         (359)
       (219,457)      (176,628)       (7,783)        (8,909)       (17,930)       (17,847)        (43,752)      (46,116)
         98,806        130,806        15,942         17,472         30,876         38,916       2,492,418       568,077
       (214,239)      (181,406)      (31,340)       (42,377)       (49,420)       (50,320)     (2,582,473)     (570,187)
     ----------     ----------      --------       --------       --------       --------     -----------     ---------
       (189,982)        (5,683)      (12,723)       (19,362)       (18,042)        (2,118)        (43,111)       73,933
     ----------     ----------      --------       --------       --------       --------     -----------     ---------
       (225,230)       255,134       (18,558)       (21,354)         1,430         (7,135)        (30,092)       83,105

      2,876,831      2,621,697       115,015        136,369        231,122        238,257         288,691       205,586
     ----------     ----------      --------       --------       --------       --------     -----------     ---------
     $2,651,601     $2,876,831      $ 96,457       $115,015       $232,552       $231,122     $   258,599     $ 288,691
     ==========     ==========      ========       ========       ========       ========     ===========     =========

Account B Financial Statements        B-18

NML VARIABLE ANNUITY ACCOUNT B
Statement of Changes in Equity
(in thousands)

                                                                    RUSSELL MULTI-STYLE                RUSSELL AGGRESSIVE
                                                                     EQUITY DIVISION #                 EQUITY DIVISION #
                                                                ----------------------------      ----------------------------
                                                                                EIGHT MONTHS                      EIGHT MONTHS
                                                                 YEAR ENDED        ENDED           YEAR ENDED        ENDED
                                                                DECEMBER 31,    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
(CONTINUED)                                                         2000            1999              2000            1999
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income.....................................      $  1,990        $ 1,308           $  3,230        $    16
  Net Realized Gain (Loss)..................................           (50)            --                133            (17)
  Net Change in Unrealized Appreciation (Depreciation)......       (11,517)         1,788             (4,205)         1,221
                                                                  --------        -------           --------        -------
Increase (Decrease) in Equity...............................        (9,577)         3,096               (842)         1,220
                                                                  --------        -------           --------        -------

EQUITY TRANSACTIONS
  Contract Owners' Net Payments.............................        24,164         16,904              8,268          4,683
  Annuity Payments..........................................          (152)           (24)               (31)            (3)
  Surrenders and Other (net)................................        (3,803)          (279)            (2,222)           (12)
  Transfers from Other Divisions or Sponsor.................        49,518         33,711             22,808         11,989
  Transfers to Other Divisions or Sponsor...................       (33,333)        (4,479)           (11,664)        (1,531)
                                                                  --------        -------           --------        -------
Increase (Decrease) in Equity Derived from Equity
  Transactions..............................................        36,394         45,833             17,159         15,126
                                                                  --------        -------           --------        -------
Net Increase (Decrease) in Equity...........................        26,817         48,929             16,317         16,346

EQUITY
  Beginning of Period.......................................        48,929             --             16,346             --
                                                                  --------        -------           --------        -------
  End of Period.............................................      $ 75,746        $48,929           $ 32,663        $16,346
                                                                  ========        =======           ========        =======

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                      B-19        Account B Financial Statements

            RUSSELL                            RUSSELL                          RUSSELL
      NON-U.S. DIVISION #         REAL ESTATE SECURITIES DIVISION #      CORE BOND DIVISION #
-------------------------------   ---------------------------------   ---------------------------
                   EIGHT MONTHS                      EIGHT MONTHS                    EIGHT MONTHS
     YEAR ENDED       ENDED         YEAR ENDED           ENDED         YEAR ENDED       ENDED
    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
        2000           1999            2000              1999             2000           1999
-------------------------------------------------------------------------------------------------
      $  2,966       $   544          $   534           $   227         $    928       $   466
           361           130              (67)              (62)             (49)           (1)
        (9,905)        2,706            2,416              (231)           1,021          (465)
      --------       -------          -------           -------         --------       -------
        (6,578)        3,380            2,883               (66)           1,900            --
      --------       -------          -------           -------         --------       -------

        14,890         5,356            4,410             2,060            7,522         5,715
           (64)           (6)             (18)               (2)             (65)           (8)
        (2,510)            8             (745)              (96)          (1,136)          (84)
        68,016        21,654           16,361             6,530           19,826        10,291
       (49,312)       (7,493)          (9,332)           (1,760)         (15,470)       (2,246)
      --------       -------          -------           -------         --------       -------
        31,020        19,519           10,676             6,732           10,677        13,668
      --------       -------          -------           -------         --------       -------
        24,442        22,899           13,559             6,666           12,577        13,668

        22,899            --            6,666                --           13,668            --
      --------       -------          -------           -------         --------       -------
      $ 47,341       $22,899          $20,225           $ 6,666         $ 26,245       $13,668
      ========       =======          =======           =======         ========       =======

Account B Financial Statements        B-20

NML VARIABLE ANNUITY ACCOUNT B
Notes to Financial Statements
December 31, 2000

NOTE 1 -- NML Variable Annuity Account B (the "Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual" or "Sponsor") used to fund variable annuity contracts ("contracts") for tax-deferred annuities, individual retirement annuities and non-qualified plans. Three versions of the contract are offered: Front Load contracts with a sales charge up to 4.5% of purchase payments; Back Load contracts with a withdrawal charge of 0-8%; and Fee-Based contracts with no sales or withdrawal charges.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

NOTE 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds (collectively known as "the Funds"). The shares are valued at the Funds' offering and redemption prices per share.

The Funds are open-end investment companies registered under the Investment Company Act of 1940.

NOTE 4 -- Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Table with assumed interest rates of 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1985, annuity reserves are based on the 1983 Table a with assumed interest rates of 3 1/2% or 5%.

NOTE 5 -- Dividend income from the Funds is recorded on the record date of the dividends. Transactions in Funds shares are accounted for on the trade date. The basis for determining cost on sale of Fund shares is identified cost. Purchases and sales of the Funds shares for the year ended December 31, 2000 by each Division are shown below:

       DIVISIONS:           PURCHASES          SALES
       ----------           ---------          -----
Small Cap Growth Stock
  Division..............  $  132,198,567   $    8,642,897
Aggressive Growth Stock
  Division..............     920,478,530      724,776,464
International Equity
  Division..............   1,354,938,345    1,312,117,703
Index 400 Stock
  Division..............      73,675,224          465,194
Growth Stock Division...      92,576,585        7,066,863
Growth & Income Stock
  Division..............      33,079,941       45,594,353
Index 500 Stock
  Division..............     100,109,239       74,045,906
Balanced Division.......     240,449,213      231,889,097
High Yield Bond
  Division..............      14,193,412       16,597,629
Select Bond Division....      22,818,123       27,582,132
Money Market Division...   2,002,285,377    2,031,761,203
Russell Multi Style
  Equity Division.......      40,869,792        2,352,495
Russell Aggressive
  Equity Division.......      22,351,774        1,823,213
Russell Non-US
  Division..............      46,001,481       12,000,185
Russell Real Estate
  Securities Division...      13,259,866        2,041,726
Russell Core Bond
  Division..............      13,336,479        1,683,210

NOTE 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued on or after June 30, 2000, for the Fee-Based version the deduction for annuity rate and expense guarantees is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to those contract and is paid to Northwestern Mutual. For those contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1%. The current

                                      B-21         Notes to Financial Statements
charges will not be increased for five years from the date of the most recent prospectus.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 5/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to those contracts and is paid to Northwestern Mutual. For those contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1% and 1 1/2% annual rates, respectively. The current charges will not be increased for five years from the date of the most recent prospectus.

For contracts issued on or after March 31, 1995, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 4/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1% and 1 1/2% annual rates, respectively.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1 1/4% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a
 1/2% annual rate.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 3/4 of 1% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual Life not to exceed a 1% annual rate.

Since 1995, Northwestern Mutual has paid a dividend to certain contracts. The dividend is re-invested in the Account and has been reflected as a Contract Owners' Net Deposit in the accompanying financial statements.

NOTE 7 -- Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

Notes to Financial Statements         B-22

NML VARIABLE ANNUITY ACCOUNT B
Notes to Financial Statements
December 31, 2000
(in thousands)

NOTE 8 -- Equity Values by Division are shown below:

                                                                         CONTRACTS ISSUED:
                                        ------------------------------------------------------------------------------------
                                                                                          AFTER DECEMBER 16, 1981 AND
                                              PRIOR TO DECEMBER 17, 1981                    PRIOR TO MARCH 31, 1995
                                        ---------------------------------------    -----------------------------------------
                                        ACCUMULATION       UNITS                   ACCUMULATION       UNITS
              DIVISION                   UNIT VALUE     OUTSTANDING     EQUITY      UNIT VALUE     OUTSTANDING      EQUITY
 ---------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Stock.............     $1.961375           403       $    790     $1.945087         34,272      $   66,662
 Aggressive Growth Stock............      5.986044         1,013          6,065      5.691856        118,818         676,295
 International Equity...............      2.339241         1,337          3,128      2.251266        136,786         307,942
 Index 400 Stock....................      1.306094           361            471      1.295242         26,410          34,207
 Growth Stock.......................      2.999890           677          2,032      2.901600         71,407         207,195
 Growth and Income..................      2.401649           566          1,360      2.322995         71,781         166,747
 Index 500 Stock....................      4.661278         9,314         43,414      4.432423        152,125         674,302
 Balanced...........................      8.101847         4,691         38,007      7.368231        253,369       1,866,922
 High Yield Bond....................      1.480422           111            164      1.431888         20,853          29,859
 Select Bond........................      8.375729           744          6,234      7.615016         14,470         110,189
 Money Market.......................      2.919232         1,002          2,924      2.654580         38,916         103,306
 Russell Multi-Style Equity.........      0.932346           148            138      0.924598         22,597          20,893
 Russell Aggressive Equity..........      1.088117           231            251      1.079072         10,041          10,835
 Russell Non-U.S....................      1.059216            95            101      1.050412         14,090          14,800
 Russell Real Estate Securities.....      1.165389             6              7      1.155691          5,200           6,010
 Russell Core Bond..................      1.077032             2              2      1.068073          4,950           5,286
                                                                       --------                                   ----------
   Equity...........................                                    105,088                                    4,301,450
   Annuity Reserves.................                                      4,796                                       71,705
                                                                       --------                                   ----------
   Total Equity.....................                                   $109,884                                   $4,373,155
                                                                       ========                                   ==========

                                                                         CONTRACTS ISSUED:
                                       --------------------------------------------------------------------------------------
                                              ON OR AFTER MARCH 31, 1995                   ON OR AFTER MARCH 31, 1995
                                                  FRONT LOAD VERSION                            BACK LOAD VERSION
                                       -----------------------------------------    -----------------------------------------
                                       ACCUMULATION       UNITS                     ACCUMULATION       UNITS
              DIVISION                  UNIT VALUE     OUTSTANDING      EQUITY       UNIT VALUE     OUTSTANDING      EQUITY
 ----------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Stock............     $1.972747        16,125       $   31,811     $1.945087        24,930       $   48,491
 Aggressive Growth Stock...........      2.815081        43,573          122,662      5.691856        55,935          318,372
 International Equity..............      1.940943        36,295           70,447      2.251266        65,230          146,850
 Index 400 Stock...................      1.313674        14,867           19,531      1.295242        22,153           28,693
 Growth Stock......................      2.814641        33,454           94,161      2.901600        65,153          189,048
 Growth and Income Stock...........      2.252648        32,089           72,286      2.322995        67,400          156,570
 Index 500 Stock...................      2.842665        65,635          186,580      4.432423        97,164          430,672
 Balanced..........................      2.105871        97,628          205,590      7.368231        60,157          443,249
 High Yield Bond...................      1.409248        15,642           22,044      1.431888        28,262           40,468
 Select Bond.......................      1.461268        28,493           41,636      7.615016         8,459           64,413
 Money Market......................      1.333271        58,572           78,093      2.654580        20,230           53,703
 Russell Multi-Style Equity........      0.937760        25,693           24,094      0.924598        24,592           22,738
 Russell Aggressive Equity.........      1.094433         8,881            9,720      1.079072         8,228            8,879
 Russell Non-U.S...................      1.065355        13,439           14,317      1.050412        11,778           12,372
 Russell Real Estate Securities....      1.172137         5,029            5,895      1.155691         4,955            5,726
 Russell Core Bond.................      1.083276         9,765           10,579      1.068073         6,770            7,231
                                                                      ----------                                   ----------
   Equity..........................                                    1,009,446                                    1,977,475
   Annuity Reserves................                                       10,813                                       33,948
                                                                      ----------                                   ----------
   Total Equity....................                                   $1,020,259                                   $2,011,423
                                                                      ==========                                   ==========

                                      B-23         Notes to Financial Statements

NML VARIABLE ANNUITY ACCOUNT B
Notes to Financial Statements
December 31, 2000
(in thousands)

                                                                           CONTRACTS ISSUED:
                                           ---------------------------------------------------------------------------------
                                                 ON OR AFTER MARCH 31, 2000                ON OR AFTER MARCH 31, 2000
                                                     FRONT LOAD VERSION                         BACK LOAD VERSION
                                           --------------------------------------    ---------------------------------------
                                           ACCUMULATION       UNITS                  ACCUMULATION       UNITS
                DIVISION                    UNIT VALUE     OUTSTANDING    EQUITY      UNIT VALUE     OUTSTANDING     EQUITY
 ---------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Stock................     $0.904342         7,317       $ 6,617      1.945087         4,278       $  8,321
 Aggressive Growth Stock...............      0.901909        10,356         9,341      5.691856         2,023         11,515
 International Equity..................      0.995643         5,686         5,661      2.251266         2,538          5,714
 Index 400 Stock.......................      1.035589         4,844         5,016      1.295242         4,693          6,079
 Growth Stock..........................      0.916924         8,815         8,083      2.901600         3,640         10,561
 Growth and Income Stock...............      0.887072         3,883         3,445      2.322995         1,644          3,819
 Index 500 Stock.......................      0.888477        15,753        13,996      4.432423         3,226         14,300
 Balanced..............................      0.973123        17,720        17,244      7.368231         2,560         18,861
 High Yield Bond.......................      0.963375         1,352         1,303      1.431888           681            975
 Select Bond...........................      1.078901         3,378         3,645      7.615016           267          2,033
 Money Market..........................      1.044325        10,539        11,006      2.654580         2,855          7,579
 Russell Multi-Style Equity............      0.880119         3,416         3,007      0.924598         3,280          3,033
 Russell Aggressive Equity.............      0.930436         1,645         1,531      1.079072           963          1,039
 Russell Non-U.S.......................      0.850723         3,081         2,621      1.050412         2,126          2,233
 Russell Real Estate Securities........      1.240862           971         1,205      1.155691           890          1,029
 Russell Core Bond.....................      1.074705         1,207         1,296      1.068073         1,019          1,088
                                                                          -------                                   --------
   Equity..............................                                    95,017                                     98,179
   Annuity Reserves....................                                       120                                      1,895
                                                                          -------                                   --------
   Total Equity........................                                   $95,137                                   $100,074
                                                                          =======                                   ========

                                                                           CONTRACTS ISSUED:
                                                                 -------------------------------------
                                                                       ON OR AFTER JUNE 30, 2000
                                                                           FEE-BASED VERSION
                                                                 -------------------------------------
                                                                 ACCUMULATION       UNITS
                           DIVISION                               UNIT VALUE     OUTSTANDING    EQUITY
 -----------------------------------------------------------------------------------------------------
 Small Cap Growth Stock......................................     $0.880602           44        $   38
 Aggressive Growth Stock.....................................      0.918539          134           123
 International Equity........................................      0.976718          142           139
 Index 400 Stock.............................................      1.065915           17            18
 Growth Stock................................................      0.935336          228           214
 Growth and Income Stock.....................................      0.941839          239           225
 Index 500 Stock.............................................      0.914261          134           123
 Balanced....................................................      0.980424          300           294
 High Yield Bond.............................................      0.963530            7             7
 Select Bond.................................................      1.068433           10            11
 Money Market................................................      1.030926           --            --
 Russell Multi-Style Equity..................................      0.915914           44            41
 Russell Aggressive Equity...................................      0.958987           15            14
 Russell Non-U.S.............................................      0.895980           84            75
 Russell Real Estate Securities..............................      1.135388            6             7
 Russell Core Bond...........................................      1.059056           32            34
                                                                                                ------
   Equity....................................................                                    1,363
   Annuity Reserves..........................................                                       --
                                                                                                ------
   Total Equity..............................................                                   $1,363
                                                                                                ======

Notes to Financial Statements         B-24

[PRICEWATERHOUSECOOPERS LLP - LETTERHEAD]

Report of Independent Accountants

To The Northwestern Mutual Life Insurance Company and
Contract Owners of NML Variable Annuity Account B

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and of changes in equity present fairly, in all material respects, the financial position of NML Variable Annuity Account B and the Small Cap Growth Stock Division, Aggressive Growth Stock Division, International Equity Division, Index 400 Stock Division, Growth Stock Division, Growth & Income Stock Division, Index 500 Stock Division, Balanced Division, High Yield Bond Division, Select Bond Division, Money Market Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Real Estate Securities Division and Russell Core Bond Division thereof at December 31, 2000, and the results of each of their operations and the changes in each of their equity for the year then ended and for the year or period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2000 with Northwestern Mutual Series Fund, Inc., and the Russell Insurance Funds, provide a reasonable basis for our opinion.

[PRICEWATERHOUSECOOPERS LLP SIGNATURE]
Milwaukee, Wisconsin
January 26, 2001

                                      B-25                   Accountants' Report

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Financial Position
(in millions)

The following financial statement of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Contracts.

                                                                   DECEMBER 31,
                                                                ------------------
                                                                 2000       1999
----------------------------------------------------------------------------------
ASSETS
  Bonds.....................................................    $40,607    $36,792
  Common and preferred stocks...............................      6,216      7,108
  Mortgage loans............................................     14,431     13,416
  Real estate...............................................      1,627      1,666
  Policy loans..............................................      8,504      7,938
  Other investments.........................................      4,508      3,443
  Cash and temporary investments............................      1,217      1,159
                                                                -------    -------
     TOTAL INVESTMENTS......................................     77,110     71,522
  Due and accrued investment income.........................      1,008        893
  Deferred premium and other assets.........................      1,510      1,409
  Separate account assets...................................     12,497     12,161
                                                                -------    -------
     TOTAL ASSETS...........................................    $92,125    $85,985
                                                                =======    =======

LIABILITIES AND SURPLUS
  Reserves for policy benefits..............................    $62,816    $57,992
  Policyowner dividends payable.............................      3,350      3,100
  Interest maintenance reserve..............................        378        491
  Asset valuation reserve...................................      2,298      2,371
  Income taxes payable......................................      1,228      1,192
  Other liabilities.........................................      3,662      3,609
  Separate account liabilities..............................     12,497     12,161
                                                                -------    -------
     TOTAL LIABILITIES......................................     86,229     80,916
  Surplus...................................................      5,896      5,069
                                                                -------    -------
     TOTAL LIABILITIES AND SURPLUS..........................    $92,125    $85,985
                                                                =======    =======

   The Accompanying Notes are an Integral Part of these Financial Statements

Consolidated Statement of Financial Position

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Operations
(in millions)

                                                                     FOR THE YEAR ENDED
                                                                        DECEMBER 31,
                                                                -----------------------------
                                                                 2000       1999       1998
---------------------------------------------------------------------------------------------
REVENUE
  Premiums..................................................    $ 8,925    $ 8,344    $ 8,021
  Net investment income.....................................      5,339      4,766      4,536
  Other income..............................................      1,118        970        922
                                                                -------    -------    -------
      TOTAL REVENUE.........................................     15,382     14,080     13,479
                                                                -------    -------    -------

BENEFITS AND EXPENSES
  Benefit payments to policyowners and beneficiaries........      4,541      4,023      3,602
  Net additions to policy benefit reserves..................      4,815      4,469      4,521
  Net transfers to separate accounts........................        469        516        564
                                                                -------    -------    -------
      TOTAL BENEFITS........................................      9,825      9,008      8,687
  Operating expenses........................................      1,416      1,287      1,297
                                                                -------    -------    -------
      TOTAL BENEFITS AND EXPENSES...........................     11,241     10,295      9,984
                                                                -------    -------    -------
      GAIN FROM OPERATIONS BEFORE DIVIDENDS AND TAXES.......      4,141      3,785      3,495
Policyowner dividends.......................................      3,334      3,091      2,869
                                                                -------    -------    -------
      GAIN FROM OPERATIONS BEFORE TAXES.....................        807        694        626
Income tax expense..........................................        125        203        301
                                                                -------    -------    -------
      NET GAIN FROM OPERATIONS..............................        682        491        325
Net realized capital gains..................................      1,147        846        484
                                                                -------    -------    -------
      NET INCOME............................................    $ 1,829    $ 1,337    $   809
                                                                =======    =======    =======

   The Accompanying Notes are an Integral Part of these Financial Statements

                                      B-27  Consolidated Statement of Operations

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Changes in Surplus
(in millions)

                                                                    FOR THE YEAR ENDED
                                                                       DECEMBER 31,
                                                                ---------------------------
                                                                 2000       1999      1998
-------------------------------------------------------------------------------------------
Beginning of Year Balance...................................    $ 5,069    $4,741    $4,101
    Net income..............................................      1,829     1,337       809
    (Decrease) increase in net unrealized gains.............     (1,043)      213      (147)
    Decrease (increase) in asset valuation reserve..........         73      (377)      (20)
    Charge-off of goodwill (Note 7).........................        (12)     (842)       --
    Other, net..............................................        (20)       (3)       (2)
                                                                -------    ------    ------
    NET INCREASE IN SURPLUS.................................        827       328       640
                                                                -------    ------    ------
End of Year Balance.........................................    $ 5,896    $5,069    $4,741
                                                                =======    ======    ======

   The Accompanying Notes are an Integral Part of these Financial Statements

Consolidated Statement of Changes in Surplus

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Cash Flows
(in millions)

                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                                ---------------------------------
                                                                 2000         1999         1998
-------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Insurance and annuity premiums............................    $ 7,051      $ 6,585      $ 6,405
  Investment income received................................      5,000        4,476        4,216
  Disbursement of policy loans, net of repayments...........       (566)        (358)        (416)
  Benefits paid to policyowners and beneficiaries...........     (4,739)      (4,199)      (3,740)
  Net transfers to separate accounts........................       (469)        (516)        (564)
  Operating expenses and taxes..............................     (1,845)      (1,699)      (1,749)
  Other, net................................................        224          (56)         (83)
                                                                -------      -------      -------
       NET CASH PROVIDED BY OPERATING ACTIVITIES............      4,656        4,233        4,069
                                                                -------      -------      -------

CASH FLOWS FROM INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD OR MATURED
     Bonds..................................................     29,539       20,788       28,720
     Common and preferred stocks............................      9,437       13,331       10,359
     Mortgage loans.........................................      1,198        1,356        1,737
     Real estate............................................        302          216          159
     Other investments......................................        659          830          768
                                                                -------      -------      -------
                                                                 41,135       36,521       41,743
                                                                -------      -------      -------

  COST OF INVESTMENTS ACQUIRED
     Bonds..................................................     33,378       22,849       30,873
     Common and preferred stocks............................      8,177       13,794        9,642
     Mortgage loans.........................................      2,261        2,500        3,135
     Real estate............................................        224          362          268
     Other investments......................................      1,535        1,864          567
                                                                -------      -------      -------
                                                                 45,575       41,369       44,485
                                                                -------      -------      -------
  Net (decrease) increase due to securities lending and
     other..................................................       (158)         499         (624)
                                                                -------      -------      -------
       NET CASH USED IN INVESTING ACTIVITIES................     (4,598)      (4,349)      (3,366)
                                                                -------      -------      -------
       NET INCREASE (DECREASE) IN CASH AND TEMPORARY
        INVESTMENTS.........................................         58         (116)         703
Cash and temporary investments, beginning of year...........      1,159        1,275          572
                                                                -------      -------      -------
Cash and temporary investments, end of year.................    $ 1,217      $ 1,159      $ 1,275
                                                                =======      =======      =======

   The Accompanying Notes are an Integral Part of these Financial Statements

                                      B-29  Consolidated Statement of Cash Flows

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Notes to Consolidated Statutory Financial Statements
December 31, 2000, 1999 and 1998

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company ("Company") and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company ("Subsidiary"). The Company and its Subsidiary offer life, annuity, disability income and long-term care products to the personal, business, estate and tax-qualified markets.

The consolidated financial statements have been prepared using accounting policies prescribed or permitted by the Office of the Commissioner of Insurance ("OCI") of the State of Wisconsin ("statutory basis of accounting").

In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles guidance ("Codification"), which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. Codification provides guidance regarding matters where statutory accounting has been silent and changes current statutory accounting regarding some matters. The OCI has adopted Codification effective January 1, 2001. The effect of adoption on the Company's statutory surplus is expected to be an increase, primarily as a result of deferred tax accounting and investment valuations.

Financial statements prepared on the statutory basis of accounting vary from financial statements prepared on the basis of generally accepted accounting principles ("GAAP") primarily because on a GAAP basis: (1) policy acquisition costs are deferred and amortized, (2) investment valuations and insurance reserves are based on different assumptions, (3) funds received under deposit-type contracts are not reported as premium revenue, (4) deferred taxes are provided for temporary differences between book and tax basis of certain assets and liabilities and (5) majority-owned non-insurance subsidiaries are consolidated. The effects on the financial statements of the differences between the statutory basis of accounting and GAAP are material to the Company.

The preparation of financial statements in conformity with the statutory basis of accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual future results could differ from these estimates.

INVESTMENTS
The Company's investments are valued on the following bases:

Bonds -- Amortized cost using the interest method; loan-backed and structured securities are amortized using estimated prepayment rates and, generally, the prospective adjustment method

Common and preferred stocks -- Common stocks are carried at fair value, preferred stocks are generally carried at lower of cost or market, and unconsolidated subsidiaries and affiliates are recorded using the equity method

Mortgage loans -- Amortized cost

Real estate -- Lower of cost (less depreciation and encumbrances) or estimated net realizable value

Policy loans -- Unpaid principal balance, which approximates fair value

Other investments -- Consists primarily of joint venture investments which are valued at equity in ventures' net assets

Cash and temporary investments -- Amortized cost, which approximates fair value

TEMPORARY INVESTMENTS
Temporary investments consist of debt securities that have maturities of one year or less at acquisition.

NET INVESTMENT INCOME AND CAPITAL GAINS
Net investment income includes interest and dividends received or due and accrued on investments, equity in unconsolidated subsidiaries and affiliates' earnings and the Company's share of joint venture income. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to energy assets and costs associated with securities lending.

Realized investment gains and losses are reported in income based upon specific identification of securities sold.

Notes to Consolidated Statutory Financial Statements

Unrealized investment gains and losses include changes in the fair value of common stocks and changes in valuation allowances made for bonds, preferred stocks, mortgage loans and other investments considered by management to be impaired.

INTEREST MAINTENANCE RESERVE
The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR is used to defer realized gains and losses, net of tax, on fixed income investments resulting from changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the approximate remaining term to maturity of the investment sold.

ASSET VALUATION RESERVE
The Company is required to maintain an asset valuation reserve ("AVR"). The AVR establishes a general reserve for invested asset valuation using a formula prescribed by state regulations. The AVR is designed to stabilize surplus against potential declines in the value of investments. Increases or decreases in AVR are recorded directly to surplus.

SEPARATE ACCOUNTS
Separate account assets and related policy liabilities represent the segregation of funds deposited by variable life insurance and annuity policyowners. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of Company-managed mutual funds. Variable product policyowners also have the option to invest in a fixed interest rate annuity in the general account of the Company. Separate account assets are reported at fair value.

PREMIUM REVENUE AND OPERATING EXPENSES
Life insurance premiums are recognized as revenue at the beginning of each policy year. Annuity and disability income premiums are recognized when received by the Company. Operating expenses, including costs of acquiring new policies, are charged to operations as incurred.

OTHER INCOME
Other income includes considerations on supplementary contracts, ceded reinsurance expense allowances and miscellaneous policy charges.

BENEFIT PAYMENTS TO POLICYOWNERS AND BENEFICIARIES
Benefit payments to policyowners and beneficiaries include death, surrender, annuity and disability benefits, matured endowments and supplementary contract payments.

RESERVES FOR POLICY BENEFITS
Reserves for policy benefits are determined using actuarial estimates based on mortality and morbidity experience tables and valuation interest rates prescribed by the OCI. (See Note 3.)

POLICYOWNER DIVIDENDS
Almost all life insurance policies, and certain annuity and disability income policies issued by the Company are participating. Annually, the Company's Board of Trustees approves dividends payable on participating policies in the following fiscal year, which are accrued and charged to operations when approved. Participating policyowners generally have the option to direct their dividends to be paid in cash, used to reduce future premiums due, or used to purchase additional insurance. The vast majority of dividends are used by policyowners to purchase additional insurance and are reported as premiums in the Statement of Operations. These dividends are reported as a reduction of premium cash inflow in the Statement of Cash Flows.

2. INVESTMENTS

DEBT SECURITIES
Debt securities consist of all bonds and fixed-maturity preferred stocks. The estimated fair values of debt securities are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

                            Notes to Consolidated Statutory Financial Statements

Statement value, which principally represents amortized cost, and estimated fair value of the Company's debt securities at December 31, 2000 and 1999 were as follows:

                           RECONCILIATION TO ESTIMATED FAIR VALUE
                       -----------------------------------------------
                                     GROSS        GROSS      ESTIMATED
                       STATEMENT   UNREALIZED   UNREALIZED     FAIR
  DECEMBER 31, 2000      VALUE       GAINS        LOSSES       VALUE
  -----------------    ---------   ----------   ----------   ---------
                                        (IN MILLIONS)
U.S. Government and
  political
  obligations........   $ 3,761      $  279      $   (48)     $ 3,992
Mortgage-backed
  securities.........     9,551         242          (50)       9,743
Corporate and other
  debt securities....    27,295         536         (940)      26,891
                        -------      ------      -------      -------
                         40,607       1,057       (1,038)      40,626
Preferred stocks.....       257          11           (1)         267
                        -------      ------      -------      -------
     Total...........   $40,864      $1,068      $(1,039)     $40,893
                        =======      ======      =======      =======

                           RECONCILIATION TO ESTIMATED FAIR VALUE
                       -----------------------------------------------
                                     GROSS        GROSS      ESTIMATED
                       STATEMENT   UNREALIZED   UNREALIZED     FAIR
  DECEMBER 31, 1999      VALUE       GAINS        LOSSES       VALUE
  -----------------    ---------   ----------   ----------   ---------
                                        (IN MILLIONS)
U.S. Government and
  political
  obligations........   $ 3,855      $   72      $  (167)     $ 3,760
Mortgage-backed
  securities.........     7,736          65         (256)       7,545
Corporate and other
  debt securities....    25,201         249       (1,088)      24,362
                        -------      ------      -------      -------
                         36,792         386       (1,511)      35,667
Preferred stocks.....        85           2           --           87
                        -------      ------      -------      -------
     Total...........   $36,877      $  388      $(1,511)     $35,754
                        =======      ======      =======      =======

The statement value and estimated fair value of debt securities by contractual maturity at December 31, 2000 is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                     STATEMENT    ESTIMATED
                                       VALUE      FAIR VALUE
                                     ---------    ----------
                                          (IN MILLIONS)
Due in one year or less..........     $   566      $   570
Due after one year through five
  years..........................       6,173        6,100
Due after five years through ten
  years..........................      12,871       12,789
Due after ten years..............      11,703       11,691
                                      -------      -------
                                       31,313       31,150
Mortgage-backed securities.......       9,551        9,743
                                      -------      -------
                                      $40,864      $40,893
                                      =======      =======

STOCKS
The estimated fair values of common and perpetual preferred stocks are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

The adjusted cost of common and preferred stock held by the Company at December 31, 2000 and 1999 was $4.7 billion and $4.9 billion, respectively.

MORTGAGE LOANS AND REAL ESTATE
Mortgage loans are collateralized by properties located throughout the United States and Canada. The Company attempts to minimize mortgage loan investment risk by diversification of geographic locations and types of collateral properties.

The fair value of mortgage loans as of December 31, 2000 and 1999 was $14.7 billion and $13.2 billion, respectively. The fair value of the mortgage loan portfolio is estimated by discounting the future estimated cash flows using current interest rates of debt securities with similar credit risk and maturities, or utilizing net realizable values.

At December 31, 2000 and 1999, real estate includes $29 million and $39 million, respectively, acquired through foreclosure and $109 million and $114 million, respectively, of home office real estate.

REALIZED AND UNREALIZED GAINS AND LOSSES
Realized investment gains and losses for the years ended December 31, 2000, 1999 and 1998 were as follows:

                                        FOR THE YEAR ENDED
                                        DECEMBER 31, 2000
                                 --------------------------------
                                                           NET
                                                         REALIZED
                                 REALIZED    REALIZED     GAINS
                                  GAINS       LOSSES     (LOSSES)
                                 --------    --------    --------
                                          (IN MILLIONS)
Bonds........................     $  369      $(416)      $  (47)
Common and preferred
  stocks.....................      1,534       (333)       1,201
Mortgage loans...............         --        (25)         (25)
Real estate..................        101         --          101
Other invested assets........        395       (177)         218
                                  ------      -----       ------
                                   2,399       (951)       1,448
                                  ------      -----       ------
Less: Capital gains taxes....                                353
Less: IMR (losses) gains.....                                (52)
                                                          ------
Net realized capital gains...                             $1,147
                                                          ======

Notes to Consolidated Statutory Financial Statements

                                        FOR THE YEAR ENDED
                                        DECEMBER 31, 1999
                                 --------------------------------
                                                           NET
                                                         REALIZED
                                 REALIZED    REALIZED     GAINS
                                  GAINS       LOSSES     (LOSSES)
                                 --------    --------    --------
                                          (IN MILLIONS)
Bonds........................     $  219      $(404)      $ (185)
Common and preferred
  stocks.....................      1,270       (255)       1,015
Mortgage loans...............         22        (12)          10
Real estate..................         92         --           92
Other invested assets........        308       (189)         119
                                  ------      -----       ------
                                   1,911       (860)       1,051
                                  ------      -----       ------
Less: Capital gains taxes....                                244
Less: IMR (losses) gains.....                                (39)
                                                          ------
Net realized capital gains...                             $  846
                                                          ======

                                        FOR THE YEAR ENDED
                                        DECEMBER 31, 1998
                                 --------------------------------
                                                           NET
                                                         REALIZED
                                 REALIZED    REALIZED     GAINS
                                  GAINS       LOSSES     (LOSSES)
                                 --------    --------    --------
                                          (IN MILLIONS)
Bonds........................     $  514      $(231)      $  283
Common and preferred
  stocks.....................        885       (240)         645
Mortgage loans...............         18        (11)           7
Real estate..................         41         --           41
Other invested assets........        330       (267)          63
                                  ------      -----       ------
                                   1,788       (749)       1,039
                                  ------      -----       ------
Less: Capital gains taxes....                                358
Less: IMR (losses) gains.....                                197
                                                          ------
Net realized capital gains...                             $  484
                                                          ======

Changes in net unrealized investment gains and losses for the years ended December 31, 2000, 1999 and 1998 were as follows:

                                        FOR THE YEAR ENDED
                                           DECEMBER 31,
                                     -------------------------
                                      2000      1999     1998
                                      ----      ----     ----
                                           (IN MILLIONS)
Bonds............................    $  (208)   $(178)   $ (97)
Common and preferred stocks......       (851)     415       29
Mortgage loans...................         (2)     (10)     (16)
Real estate......................         (4)      (2)      --
Other............................         22      (12)     (63)
                                     -------    -----    -----
                                     $(1,043)   $ 213    $(147)
                                     =======    =====    =====

SECURITIES LENDING
The Company has entered into securities lending agreements whereby certain securities are loaned to third parties, primarily major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities. Collateral assets received and related liability due to counterparties of $1.4 billion and $2.1 billion, respectively, are included in the consolidated statements of financial position at December 31, 2000 and 1999, and approximate the statement value of securities loaned at those dates.

DERIVATIVE FINANCIAL INSTRUMENTS
In the normal course of business, the Company enters into transactions to reduce its exposure to fluctuations in interest rates, foreign currency exchange rates and market volatility. These hedging strategies include the use of forwards, futures, options, floors and swaps.

                            Notes to Consolidated Statutory Financial Statements

The Company held the following positions for hedging purposes at December 31, 2000 and 1999:

                                                   NOTIONAL AMOUNTS
                                             ----------------------------
                                             DECEMBER 31,    DECEMBER 31,
DERIVATIVE FINANCIAL INSTRUMENT                  2000            1999                      RISKS REDUCED
-------------------------------              ------------    ------------                  -------------
                                                    (IN MILLIONS)
Forward Contracts........................       $1,203           $967        Currency exposure on foreign-denominated
                                                                             investments and future commitments.
Common Stock Futures and Swaps...........          565            620        Stock market price fluctuation.
Bond Futures.............................           --             50        Bond market price fluctuation.
Options to acquire Interest Rate Swaps...          452            419        Interest rates payable on certain annuity
                                                                             and insurance contracts.
Foreign Currency and
  Interest Rate Swaps....................          200            203        Interest rates on variable rate notes and
                                                                             currency exposure on foreign-denominated
                                                                             bonds.
Default Swaps............................           52             52        Default exposure on certain bond
                                                                             investments.
Interest Rate Floors.....................          525             --        Interest rates payable on certain annuity
                                                                             contracts.

The notional or contractual amounts of derivative financial instruments are used to denominate these types of transactions and do not represent the amounts exchanged between the parties.

In addition to the use of derivatives for hedging purposes, equity swaps were held for investment purposes during 2000 and 1999. The notional amount of equity swaps outstanding at December 31, 2000 and 1999 was $0 and $136 million, respectively.

Foreign currency forwards, foreign currency swaps, stock futures and equity swaps are reported at fair value. Resulting gains and losses on these contracts are unrealized until expiration of the contract. Fair valuation adjustments for interest rate swaps, bond futures and options to acquire interest rate swaps are deferred to IMR. Changes in the value of derivative instruments are expected to offset gains and losses on the hedged investments. During 2000, 1999 and 1998, net realized and unrealized gains on investments were partially offset by net realized gains (losses) of $117 million, $(55) million and $(104) million, respectively, and net unrealized gains (losses) of $42 million, $17 million and $(58) million, respectively, on derivative instruments.

3. RESERVES FOR POLICY BENEFITS
Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method with interest rates ranging from 3 1/2% to 5 1/2%. Other life policy reserves are primarily based on the net level premium method employing various mortality tables at interest rates ranging from 2% to 4 1/2%.

Deferred annuity reserves on contracts issued since 1985 are valued primarily using the Commissioner's Annuity Reserve Valuation Method with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on contract value. Immediate annuity reserves are based on present values of expected benefit payments at interest rates ranging from 3 1/2% to 7 1/2%.

Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Active life reserves for prior DI policies are based on the net level premium method, a 3% to 4% interest rate and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present values of expected benefit payments primarily using the 1985 CIDA (modified for Company experience in the first four years of disability) with interest rates ranging from 3% to 5 1/2%.

Use of these actuarial tables and methods involves estimation of future mortality and morbidity. Actual future experience could differ from these estimates.

4. EMPLOYEE AND AGENT BENEFIT PLANS
The Company sponsors noncontributory defined benefit retirement plans for all eligible employees and agents. The

Notes to Consolidated Statutory Financial Statements expense associated with these plans is generally recorded by the Company in the period contributions are funded. As of January 1, 2000, the most recent actuarial valuation date available, the qualified defined benefit plans were fully funded. The Company recorded a liability of $122 million and $109 million for nonqualified defined benefit plans at December 31, 2000 and 1999, respectively. In addition, the Company has a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for all full-time agents. The Company's contributions are expensed in the period contributions are made to the plans. The Company recorded $32 million, $31 million and $29 million of total expense related to its defined benefit and defined contribution plans for the years ended December 31, 2000, 1999 and 1998, respectively. The defined benefit and defined contribution plans' assets of $2.3 billion and $2.2 billion at December 31, 2000 and 1999, respectively, were primarily invested in the separate accounts of the Company.

In addition to pension and retirement benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. Postretirement benefit costs for the years ended December 31, 2000, 1999 and 1998 were a net expense of $6.8 million, $5.0 million and $1.8 million, respectively.

                            DECEMBER 31,        DECEMBER 31,
                                2000                1999
                         ------------------  ------------------
Unfunded postretirement
  benefit obligation
  for retirees and
  other fully eligible
  employees (Accrued in
  statement of
  financial
  position)............  $47 million         $40 million
Estimated
  postretirement
  benefit obligation
  for active non-vested
  employees (Not
  accrued until
  employee vests)......  $76 million         $68 million
Discount rate..........  7%                  7%
Health care cost trend
  rate.................  10% to an ultimate  10% to an ultimate
                         5%, declining 1%    5%, declining 1%
                         for 5 years         for 5 years

If the health care cost trend rate assumptions were increased by 1%, the accrued postretirement benefit obligation as of December 31, 2000 and 1999 would have been increased by $7 million and $6 million, respectively.

At December 31, 2000 and 1999, the recorded postretirement benefit obligation was reduced by $22 million and $28 million, respectively, for health care benefit plan assets. These assets were primarily invested in the separate accounts of the Company.

5. REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding to reinsurers under excess coverage and coinsurance contracts. The Company retains a maximum of $25 million of coverage per individual life and $35 million maximum of coverage per joint life. The Company has an excess reinsurance contract for disability income policies with retention limits varying based upon coverage type.

The amounts shown in the accompanying consolidated financial statements are net of reinsurance. Reserves for policy benefits at December 31, 2000 and 1999 were reported net of ceded reserves of $663 million and $584 million, respectively. The effect of reinsurance on premiums and benefits for the years ended December 31, 2000, 1999 and 1998 was as follows:

                               2000       1999      1998
                              -------    ------    ------
                                     (IN MILLIONS)
Direct premiums...........    $ 9,419    $8,785    $8,426
Premiums ceded............       (494)     (441)     (405)
                              -------    ------    ------
Net premiums..............    $ 8,925    $8,344    $8,021
                              =======    ======    ======
Benefits to policyowners
  and beneficiaries.......     10,063     9,205    $8,869
Benefits ceded............       (238)     (197)     (182)
                              -------    ------    ------
Net benefits to
  policyowners and
  beneficiaries...........    $ 9,825    $9,008    $8,687
                              =======    ======    ======

In addition, the Company received $146 million, $133 million and $121 million for the years ended December 31, 2000, 1999 and 1998, respectively, from reinsurers representing allowances for reimbursement of commissions and other expenses. These amounts are included in other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company;

                            Notes to Consolidated Statutory Financial Statements
consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

6. INCOME TAXES
Provisions for income taxes are based on current income tax payable without recognition of deferred taxes. The Company files a consolidated life-nonlife federal income tax return. Federal income tax returns for years through 1995 are closed as to further assessment of tax. Adequate provision has been made in the financial statements for any additional taxes, which may become due with respect to the open years.

The Company's taxable income can vary significantly from gain from operations before taxes due to differences between book and tax valuation of assets and liabilities (e.g., investments and policy benefit reserves). The Company pays a tax that is assessed only on the surplus of mutual life insurance companies ("equity tax"), and also, the Company must capitalize and amortize, as opposed to immediately deducting, an amount deemed to represent the cost of acquiring new business ("DAC tax").

The Company's effective tax rate on gains from operations before taxes for the years ended December 31, 2000, 1999 and 1998 was 16%, 29%, and 48% respectively. In 2000 and 1999, the effective rates were less than the federal corporate rate of 35% due primarily to differences between book and tax investment income and, in 2000, prior year adjustments. In 1998, the effective rate was greater than 35% due primarily to the equity tax and DAC tax.

7. RELATED PARTY TRANSACTIONS
The Company acquired Frank Russell Company ("Frank Russell") effective January 1, 1999 for a purchase price of approximately $955 million. Frank Russell is a leading investment management and consulting firm, providing investment advice, analytical tools and investment vehicles to institutional and individual investors in more than 30 countries. This investment is accounted for using the equity method and is included in common stocks in the consolidated statement of financial position. In 2000 and 1999, the Company charged-off directly from surplus approximately $12 million and $842 million respectively, representing the goodwill associated with the acquisition. The Company has received permission from the OCI for this charge-off. The Company has unconditionally guaranteed certain debt obligations of Frank Russell, including $350 million of senior notes and up to $150 million of other credit facilities.

During 2000 and 1999, the Company transferred appreciated equity investments to wholly-owned subsidiaries as a capital contribution to the subsidiaries. Realized capital gains of $220 million and $287 million for 2000 and 1999, respectively, were recorded on this transaction, based on the fair value of the assets upon transfer.

8. CONTINGENCIES
The Company has guaranteed certain obligations of its affiliates. These guarantees totaled approximately $101 million at December 31, 2000 and are generally supported by the underlying net asset values of the affiliates. In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $1.8 billion at December 31, 2000 and were extended at market interest rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from such actions would not have a material effect on the Company's results of operations or financial position.

Notes to Consolidated Statutory Financial Statements

[PRICEWATERHOUSECOOPERS - LETTERHEAD]

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2000 and 1999, and the related consolidated statements of operations, of changes in surplus and of cash flows for each of the three years in the period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2000 and 1999, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 2000 because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles referred to in the preceding paragraph, and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2000 and 1999 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, on the basis of accounting described in Note 1.

[PRICEWATERHOUSECOOPERS LLP]
January 23, 2001

                                      B-37                   Accountants' Report

                                TABLE OF CONTENTS



                                                               PAGE

DISTRIBUTION OF THE CONTRACTS...................................B-2

DETERMINATION OF ANNUITY PAYMENTS...............................B-2
      Amount of Annuity Payments................................B-2
      Annuity Unit Value........................................B-3
      Illustrations of Variable Annuity Payments................B-3

VALUATION OF ASSETS OF THE ACCOUNT..............................B-4

TRANSFERABILITY RESTRICTIONS....................................B-4

PERFORMANCE DATA................................................B-4

EXPERTS.........................................................B-7

FINANCIAL STATEMENTS OF THE ACCOUNT.............................B-8
(as of December 31, 2000 and for each of the two years in the period ended December 31, 2000)

   Report of Independent Accountants...........................B-25
   (as of December 31, 2000 and for each of the two years in the period ended December 31, 2000)


FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL....................B-26
(as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000)

   Report of Independent Accountants...........................B-37
   (as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000)

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements
                  The financial statements of NML Variable Annuity Account B and The Northwestern Mutual Life Insurance Company are included in the Statement of Additional Information.
                  NML Variable Annuity Account B
                  (for the two years ended December 31, 2000)
                    Statement of Assets and Liabilities
                    Statement of Operations
                    Changes in Equity
                    Notes to Financial Statements
                    Report of Independent Accountants

                  The Northwestern Mutual Life Insurance Company (for the three years ended December 31, 2000)
                    Consolidated Statement of Financial Position
                    Consolidated Statement of Operations
                    Consolidated Statement of Changes in Surplus
                    Consolidated Statement of Cash Flows
                    Notes to Consolidated Statutory Financial Statements
                    Report of Independent Accountants

         (b)      Exhibits

         Exhibit B(10)         Consent of PricewaterhouseCoopers LLP

         The following exhibits were filed in electronic format with Post-Effective Amendment No. 58 on Form N-4 for NML Variable Annuity Account B, File No. 2-29240, CIK 0000072176, dated January 27, 2000, and are incorporated herein by reference:

         Exhibit B(4)(a)       Flexible Payment Variable Annuity Front Load
                               Contract, RR.V.B. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)

         Exhibit B(4)(a)(1)    Flexible Payment Variable Annuity Back Load
                               Contract, RR.V.B. (032000), including Amendment to Qualify as an Annuity for non-tax qualified business (sex neutral)

         Exhibit B(4)(b)       Variable Annuity Front Load and Back Load
                               Contract Payment Rate Tables, RR.V.A.B. (032000), included in Exhibits B(4)(a) and B(4)(a)(1) above
                               (sex distinct)

         Exhibit B(4)(c)       Enhanced Death Benefit for Front Load and Back
                               Load Contracts, VA.EDB.(032000), included in
                               Exhibits B(4)(a) and B(4)(a)(1) above

         Exhibit B(4)(d)       Waiver of Withdrawal Charge for Back Load
                               Contract, VA.WWC.(032000), included in Exhibit
                               B(4)(a)(1) above

         Exhibit B(5)          Application forms for Front Load and Back Load
                               Contracts, included in Exhibits B(4)(a) and B(4)(a)(1) above

         The following exhibits were filed in electronic format with Post-Effective Amendment No. 57 on Form N-4 for NML Variable Annuity Account B, File No. 2-29240, CIK 0000072176, dated February 25, 1999, and are incorporated herein by reference:

         Exhibit B(8)(a)       Form of Participation Agreement Among Russell
                               Insurance Funds, Russell Fund Distributors, Inc.
                               and The Northwestern Mutual Life Insurance
                               Company

         Exhibit B(8)(b)       Form of Administrative Service Fee Agreement
                               between The Northwestern Mutual Life Insurance
                               Company and Frank Russell Company

         The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-59103, CIK 0000742277, dated July 15, 1998, and is incorporated herein by reference:

         Exhibit A(6)(b)       Amended By-Laws of The Northwestern Mutual Life
                               Insurance Company dated January 28, 1998

          The following exhibits were filed in electronic format with the Registration Statement on Form N-4 for NML Variable Annuity Account A, File No. 333-22455, CIK 0000790162, dated February 27, 1997, and are incorporated herein by reference:

         Exhibit 99(b) Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of "NML Variable Annuity Account A" and "NML Variable Annuity Account B"

         Exhibit A(3)(A)       Distribution Contract

         The following exhibit was filed in electronic format with Post-Effective Amendment No. 52 on Form N-4 for NML Variable Annuity Account B, File No. 2-29240, CIK 0000072176, dated November 13, 1995, and is incorporated herein by reference:

         EX-99.B1 Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company

Item 25. Directors and Officers of the Depositor

         The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company as of March 1, 2001 without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES

Name                                    Business Address

R. Quintus Anderson                     Aarque Capital Corporation
                                        20 West Fairmount Avenue
                                        P.O. Box 109
                                        Lakewood, NY 14750-0109

Edward E. Barr                          Sun Chemical Corporation
                                        222 Bridge Plaza South
                                        Fort Lee, NJ  07024

Gordon T. Beaham III                    Faultless Starch/Bon Ami Co.
                                        1025 West Eighth Street
                                        Kansas City, MO 64101

Robert C. Buchanan                      Fox Valley Corporation
                                        100 West Lawrence Street
                                        P.O. Box 727
                                        Appleton, WI  54911

George A. Dickerman                     68 Normandy Road
                                        Longmeadow, MA  01106-1259

Pierre S. du Pont                       Richards, Layton and Finger
                                        P.O. Box 551
                                        1 Rodney Square
                                        Wilmington, DE 19899

James D. Ericson                        The Northwestern Mutual Life
                                          Insurance Company
                                        720 East Wisconsin Avenue
                                        Milwaukee, WI 53202

J. E. Gallegos                          Gallegos Law Firm
                                        460 St. Michaels Drive
                                        Building 300
                                        Santa Fe, NM 87505

Stephen N. Graff                        805 Lone Tree Road
                                        Elm Grove, WI 53122-2014

Patricia Albjerg Graham                 Graduate School of Education
                                        Harvard University
                                        420 Gutman
                                        Cambridge, MA  02138

James P. Hackett                        Steelcase Inc.
                                        901 - 44th Street
                                        Grand Rapids, MI  49508

Stephen F. Keller                       101 South Las Palmas Avenue
                                        Los Angeles, CA 90004

Barbara A. King                         Landscape Structures, Inc.
                                        Route 3
                                        601-7th Street South
                                        Delano, MN 55328

J. Thomas Lewis                         228 St. Charles Avenue
                                        Suite 1024
                                        New Orleans, LA 70130

Daniel F. McKeithan, Jr.                Tamarack Petroleum Company, Inc.
                                        Suite 1920
                                        777 East Wisconsin Avenue
                                        Milwaukee, WI 53202

Guy A. Osborn                           3809 West Fairway Heights Drive
                                        Mequon, WI  53092

Timothy D. Proctor                      Diageo plc
                                        Kingsley House
                                        1a Wimpole Street
                                        London W1G 0DA
                                        Great Britain

H. Mason Sizemore, Jr.                  The Seattle Times
                                        Fairview Avenue North and John Street
                                        P.O. Box 70
                                        Seattle, WA  98109

Harold B. Smith, Jr.                    Illinois Tool Works, Inc.
                                        3600 West Lake Avenue
                                        Glenview, IL 60625-5811

Sherwood H. Smith, Jr.                  Carolina Power & Light Company
                                        411 Fayetteville Street Mall
                                        P.O. Box 1551
                                        Raleigh, NC  27602

Peter M. Sommerhauser                   Godfrey & Kahn, S.C.
                                        780 North Water Street
                                        Milwaukee, WI 53202-3590

John E. Steuri                          52 River Ridge Road
                                        Little Rock, AR 72227-1518

John J. Stollenwerk                     Allen-Edmonds Shoe Corporation
                                        201 East Seven Hills Road
                                        P.O. Box 998
                                        Port Washington, WI 53074-0998

Barry L. Williams                       Williams Pacific Ventures, Inc.
                                        109 Stevenson Street - 5th Floor
                                        San Francisco, CA 94105-3409

Kathryn D. Wriston                      c/o Shearman & Sterling
                                        599 Lexington Avenue, Room 1064
                                        New York, NY 10022

Edward J. Zore                          The Northwestern Mutual Life
                                         Insurance Company
                                        720 East Wisconsin Avenue
                                        Milwaukee, WI 53202

EXECUTIVE OFFICERS

         Name                                                            Title
         ----                                                            -----
James D. Ericson                          Chairman and Chief Executive Officer; Trustee
Edward J. Zore                            President, Trustee
John M. Bremer                            Senior Executive Vice President and Secretary
                                            (Administration/Chief Compliance Officer)
Peter W. Bruce                            Senior Executive Vice President (Insurance)
Deborah A. Beck                           Executive Vice President (Planning and Technology)
William H. Beckley                        Executive Vice President (Agencies)
Bruce L. Miller                           Executive  Vice President (Marketing)
Mark G. Doll                              Senior Vice President (Public Markets)
Richard L. Hall                           Senior Vice President (Life Insurance)
William C. Koenig                         Senior Vice President and Chief Actuary
Donald L. Mellish                         Senior Vice President (Field Systems Administration)
Gary A. Poliner                           Senior Vice President & CFO
Charles D. Robinson                       Senior Vice President (Investment Products and Services)
Mason G. Ross                             Senior Vice President and Chief Investment Officer
John E. Schlifske                         Senior Vice President (Securities and Real Estate)
Leonard F. Stecklein                      Senior Vice President (Annuity and Accumulation Products)
Frederic H. Sweet                         Senior Vice President (Corporate and Government Relations)
Walt J. Wojcik                            Senior Vice President (Information Systems)
Robert J. Berdan                          Vice President and General Counsel
Steven T. Catlett                         Vice President (New Business)
Thomas E. Dyer                            Vice President (Corporate Services)
Christine H. Fiasca                       Vice President (Agency Development)
Gary E. Long                              Vice President and Controller
Susan A. Lueger                           Vice President (Human Resources)
Jean M. Maier                             Vice President (Field Services Support)
Meridee J. Maynard                        Vice President (Marketing)
Gregory C. Oberland                       Vice President (Disability Income)
Barbara F. Piehler                        Vice President (Internet)
Marcia Rimai                              Vice President (Policyowner Services)
James F. Reiskytl                         Vice President (Tax and Financial Planning)
Lora A. Rosenbaum                         Vice President (Compliance/Best Practices)
J. Edward Tippetts                        Vice President (Field Training and Development)
Martha M. Valerio                         Vice President (Technology Research and Web Resources)
David B. Wescoe                           Vice President (Northwestern Mutual Investment Services)
W. Ward White                             Vice President (Communications)
Michael L. Youngman                       Vice President (Government Relations)

OTHER OFFICERS

Name                                                                   Title
----                                                                   -----
John M. Abbott                                       Director - Benefits Resources
Jac Amerell                                          Associate Director - Investment Accounting

Carl G. Amick                                        Director - Disability Products/Standards
Thomas R. Anderson                                   Vice President - Sales/Marketing
Maria J. Avila                                       Associate Director - Information Systems
Michael J. Backus                                    Associate Director - Information Systems
John E. Bailey                                       Senior Actuary
Nicholas H. Bandow                                   Assistant Director - Information Systems
Margaret A. Barkley                                  Director - Agency
Walter L. Barlow                                     Assistant Director - Education
Rebekah B. Barsch                                    Director NML Foundation
Bradford P. Bauer                                    Assistant Director - Advanced Marketing
Blaise C. Beaulier                                   Assistant Director - Information Systems
Faye M. Belschner                                    Assistant Director - Marketing
Beth M. Berger                                       Assistant General Counsel & Assistant Secretary
Frederick W. Bessette                                Assistant General Counsel & Assistant Secretary
Carrie L. Bleck                                      Assistant Director - Controllers
D. Rodney Bluhm                                      Assistant General Counsel
Jessica J. Borgmann                                  Assistant Director - Agency
Willette Bowie                                       Employee Relations Director
Kathryn A. Boziel                                    Assistant Director - Life Products
Martin R. Braasch                                    Director - Disability Underwriting Standards
Patricia R. Braeger                                  Associate Director - Information Systems
Jennifer L. Brase                                    Assistant Director - Agency
James A. Brewer                                      Investment Research Officer
Anne T. Brower                                       Assistant General Counsel
William J. Buholzer                                  Director - Employee Benefits
Michael S. Bula                                      Assistant General Counsel
Troy M. Burbach                                      Assistant Director - Information Systems
Jerry C. Burg                                        Director - Field Benefits
Richard F. Burgarino                                 Assistant Director - Information Systems
Pency P. Byhardt                                     Assistant Director - New Business
Gregory B. Bynan                                     Director - Corporate Services
Pamela C. Bzdawka                                    Assistant Director - Advanced Marketing
Kim M. Cafaro                                        Director - Investment Services
John E. Cain                                         Assistant Director - Life Benefits
Gwen C. Canady                                       Assistant Controller
Shanklin B. Cannon, M.D.                             Medical Director - Life Products/Research
Terese J. Capizzi                                    Director - Long Term Care
Kurt P. Carbon                                       Associate Director - Underwriting Standards
John P. Carrick                                      Assistant Director - Information Systems
Michael G. Carter                                    Director - Corporate Planning & Projects
William W. Carter                                    Associate Actuary
John E. Caspari                                      Assistant Director - Advertising & Corporate
                                                       Information
Walter J. Chossek                                    Associate Controller
Thomas R. Christenson                                Director - Employee Product Services
Eric P. Christophersen                               Director - Investment Services
Alan E. Close                                        Associate Controller
Carolyn M. Colbert                                   Assistant Director - New Business
James L. Coleman                                     Vice President - Marketing
Margaret Winter Combe                                Director - Agency Development
Robyn S. Cornelius                                   Assistant Director - Field Financial Services
Virginia A. Corwin                                   Assistant Director - New Business
Barbara E. Courtney                                  Associate Director - Mutual Funds

Dennis J. Darland                                    Assistant Director - Disability Income
Thomas H. Davis                                      Associate Director - Information Systems
Nicholas De Fino                                     Assistant Director - Real Estate Investments
Glen W. DeZeeuw                                      Director - Agency Development
Carol A. Detlaf                                      Director - Annuity Administration
Colleen Devlin                                       Assistant Director - Communications
Jennifer L. Docea                                    Assistant Actuary
Lisa C. Dodd                                         Director - Policyowner Services
Richard P. Dodd                                      Assistant Director - Agency Development
Daniel C. Dougherty                                  Director - Personal Markets
Margaret T. Dougherty                                Associate Director - Information Systems
John R. Dowell                                       Director - Workforce Diversity
William O. Drehfal                                   Director - Creative Services
Steven J. Dryer                                      Associate Director - Investment Services
Vlasta I. Duffy                                      Assistant Director - Agency Development
John E. Dunn                                         Assistant General Counsel & Assistant Secretary
Somayajulu Durvasula                                 Director - Field Financial Services
James R. Eben                                        Assistant General Counsel and Assistant
                                                       Secretary
Magda El Sayed                                       Assistant Director - Information Systems
John C. Ertz                                         Assistant Director - Agency Development
Michael S. Ertz                                      Director - Agency
Thomas F. Fadden                                     Assistant Director - Information Systems
Zenia J. Fieldbinder                                 Assistant Director - Annuity Accumulation Products
Richard F. Fisher                                    Senior Actuary
Marcia L. Fitzgerald                                 Assistant Director - New Business
Dennis J. Fitzpatrick                                Director - Advanced Marketing
Jon T. Flaschner                                     Vice President - Field Services & Support
Kate M. Fleming                                      Assistant General Counsel and Assistant Secretary
Carol J. Flemma                                      Director - Long Term Care
Laurie Flessas                                       Assistant Director - Life Marketing
Donald Forecki                                       Investment Officer - Treasury Operations
Stephen H. Frankel                                   Vice President - Actuarial
James Frasher                                        Assistant General Counsel
Anne A. Frigo                                        Assistant Director - New Business
Richard R. Garthwait                                 Vice President - Field Financial Services
Don P. Gehrke                                        Assistant Director - Investment Services
David L. Georgenson                                  Director - Agent Development
Timothy L. Gergens                                   Financial Officer - Underwriting Standards
Paulette A. Getschman                                Assistant Director - Policyowner Services
James W. Gillespie                                   Vice President - Information Systems
Walter M. Givler                                     Director - New Business
Edwin P. Glass, Jr.                                  Vice President - Trust Services
Robert P. Glazier                                    Products Officer - Actuarial
Robert K. Gleeson, M.D.                              Vice President - Medical Director
Mark J. Gmach                                        Director -  Field Services & Support
Jason G. Goetze                                      Assistant Director - Long Term Care
William F. Grady                                     Director of Field Finances
Clarke C. Greene                                     Assistant General Counsel
John M. Grogan                                       Director - Disability Income
Thomas C. Guay                                       Director - Field Financial
Gregory A. Gurlik                                    Director - Long Term Care
Gerald A. Haas                                       Assistant Director - Information Systems

Patricia Ann Hagen                                   Associate Director - Information Systems
Ronald D. Hagen                                      Vice President - Long Term Care
Lori A. Hanes                                        Director - Human Resources
William M. Harris                                    Assistant Regional Director - South
Dennis R. Hart                                       Assistant Director - Agent Development
Gail A. Hart                                         Assistant Director - Policyowner Services
Paul F. Heaton                                       Vice President & Litigation Counsel
William L. Hegge                                     Associate Director of Telecommunications
Wayne F. Heidenreich                                 Medical Director
Susan J. Heinzelman                                  Assistant Actuary
Jacquelyn F. Heise                                   Human Resources Officer - Information Systems
Robert L. Hellrood                                   Director - New Business
Herbert F. Hellwig                                   Assistant Director - Individual Annuity Marketing
Jane A. Herman                                       Director - Term Upgrade
Gary M. Hewitt                                       Vice President & Treasurer
John G. Hickmann                                     Assistant Director - Field Financial Services
Donna R. Higgins                                     Associate Director - Information Systems
David L. Hilbert                                     Investment Officer
Karla D. Hill                                        Human Resource Officer - New Business
Susan G. Hill                                        Assistant Director - New Business
John D. Hillmer                                      Assistant Director - Information Systems
Hugh L. Hoffman                                      Assistant Director - Information Systems
Richard S. Hoffmann                                  Vice President - Audit
Terence J. Holahan                                   Assistant Director - Long Term Care
Bruce Holmes                                         Actuary
Diane B. Horn                                        Director - Compliance & Best Practices
Sharon A. Hyde                                       Assistant Director - Disability Income
Elizabeth S. Idleman                                 Assistant General Counsel and Assistant Secretary
Todd A. Jankowski                                    Investment Officer
Joseph P. Jansky                                     Assistant Director - Corporate Planning & Development
Michael D. Jaquint                                   Assistant Actuary
Dolores A. Juergens                                  Associate Director - Agency Events
Mark A. Kaprelian                                    Assistant General Counsel
Marilyn J. Katz                                      Assistant Director - Medical Staff
Loran M. Kaufman                                     Chief Investment Officer - Trust Services Project
John C. Kelly                                        Associate Controller
Kevin C. Kennedy                                     Assistant Director - Architecture
James B. Kern                                        Director - Disability Income
Donald C. Kiefer                                     Vice President - Actuarial
Jason T. Klawonn                                     Assistant Actuary
Allen B. Kluz                                        Director - Human Resources
Beatrice C. Kmiec                                    Assistant Director - New Business
James A. Koelbl                                      Assistant General Counsel and Assistant Secretary
John L. Kordsmeier                                   Director - New Business
Robert J. Kowalsky                                   Chief Architect - Information Systems
Carol L. Kracht                                      Assistant General Counsel & Assistant Secretary
Martha Krawczak                                      Life and Disability Products Officer - Policyowner
                                                        Services
Patricia A. Krueger                                  Assistant Director - Annuity Products
Jeffrey J. Krygiel                                   Associate Actuary
Todd Kuzminski                                       Assistant Controller
Dean A. Landry                                       Assistant Controller
Todd L. Laszewski                                    Associate Actuary

Patrick J. Lavin                                     Assistant Director - New Business
James L. Lavold                                      Associate Director of Meetings - Agency
Donna L. Lemanczyk                                   Assistant Closing Director - Real Estate Investments
Elizabeth J. Lentini                                 Assistant General Counsel & Assistant Secretary
Sally Jo Lewis                                       Assistant General Counsel & Assistant Secretary
Mark P. Lichtenberger                                Associate Director - LINK Technical Planning
Paul E. Lima                                         Vice President - Emerging Markets
Steven M. Lindstedt                                  Associate Director - Information Systems
Melissa C. Lloyd                                     Assistant Director - Advanced Marketing
James Lodermeier                                     Assistant Director - Tax Planning
Kurt W. Lofgren                                      Assistant General Counsel
Debra J. Loveridge                                   Assistant Director - Field Services & Support
George R. Loxton                                     Assistant General Counsel & Assistant Secretary
Mary M. Lucci                                        Director - Compliance & Best Practices
Christine M. Lucia                                   Human Resources Officer - Policyowner Services
Mark J. Lucius                                       Corporate Information Officer
Merrill C. Lundberg                                  Assistant General Counsel & Assistant Secretary
Dean E. Mabie                                        Assistant General Counsel
Jon K. Magalska                                      Associate Actuary
Joseph M. Maier                                      Assistant General Counsel
Joseph Maniscalco                                    Associate Director - Information Systems
Raymond J. Manista                                   Assistant General Counsel
Steven C. Mannebach                                  Director of Field Development - Field Financial
                                                        Services
Jeffrey S. Marks                                     Director - Underwriting Standards
Steve Martinie                                       Assistant General Counsel & Assistant Secretary
Ted A. Matchulat                                     Actuarial Products Officer
Shawn P. Mauser                                      Assistant Director Personal Markets
Michael G. May                                       Assistant Director - Field Training & Development
Margaret McCabe                                      Director - Disability Income
Richard A. McComb                                    Director - Human Resources
William L. McCown                                    Vice President & Investment Counsel
Paul E. McElwee                                      Assistant General Counsel & Assistant Secretary
Allen J. McDonell                                    Assistant Director - Compliance
James L. McFarland                                   Assistant General Counsel & Assistant Secretary
Daniel E. McGinley                                   Director - Field Management Development
Mark J. McLennon                                     Director - Marketing
Arthur J. Mees, Jr.                                  Assistant Director - Field Financial Services
Larry S. Meihsner                                    Assistant General Counsel & Assistant Secretary
Robert G. Meilander                                  Vice President - Actuarial
Richard E. Meyers                                    Assistant General Counsel
Patricia A. Michel                                   Assistant Director - Policyowner Services
Lynn A. Milewski                                     Assistant Director - Annuity & Accumulation Products
Jay W. Miller                                        Vice President & Tax Counsel
Sara K. Miller                                       Vice President - Life Marketing
Loretta Mlekoday                                     Assistant Controller
Daniel P. Moakley                                    Assistant General Counsel
Jill Mocarski                                        Associate Medical Director
Tom M. Mohr                                          Long Term Care Officer
Richard C. Moore                                     Associate Actuary
Scott J. Morris                                      Assistant General Counsel and Assistant Secretary
Sharon A. Morton                                     Investment Officer - Treasury & Investment Operations
Adrian J. Mullin                                     Assistant Director - Personal Markets

Timothy P. Murphy                                    Assistant Director - Disability Income
Randolph J. Musil                                    Assistant Director - Advanced Marketing
John E. Muth                                         Assistant Director - Advanced Marketing
Susan M. Neitman                                     Assistant Director - Field Services & Support
David K. Nelson                                      Assistant General Counsel
Ronald C. Nelson                                     Director - Annuity Products
Timothy Nelson                                       Assistant Marketing Director - Compliance & Best
                                                        Practices
Leon W. Nesbitt                                      Vice President-Agency
Jeffrey J. Niehaus                                   Assistant Director - Annuity Products
Karen M. Niessing                                    Director - Policyowner Services
Daniel J. O'Meara                                    Director - Field Financial Services
Mary Joy O'Meara                                     Director - Field Financial Services
Mary S. Ogorchock                                    Assistant General Counsel
Kathleen A. Oman                                     Director - Policyowner Services
Ann L. Otte                                          Assistant Director - Field Services & Support
Timothy A. Otto                                      Assistant General Counsel & Assistant Secretary
Thomas A. Pajewski                                   Investment Research Officer - Treasury & Investment
                                                        Operations
Arthur V. Panighetti                                 Director - Tax and Financial Planning
Babette A. Parker                                    Assistant Director - Marketing
Christen L. Partleton                                Associate Director - Policyowner Services
Jeffrey L. Pawlowski                                 Assistant Director - Agency Development
David W. Perez                                       Assistant General Counsel
Judith L. Perkins                                    Assistant General Counsel & Assistant Secretary
Wilson D. Perry                                      Assistant General Counsel & Assistant Secretary
Peter T. Petersen                                    Assistant Director - Long Term Care
Gary N. Peterson                                     Actuary
William C. Pickering                                 Assistant General Counsel
Michele E. Pierz                                     Assistant Director - Field Services & Support
Harvey W. Pogoriler                                  Assistant General Counsel & Assistant Secretary
Rebecca L. Porter                                    Assistant Director - Corporate Planning
Randolph R. Powell, M.D.                             Medical Director
Brian D. Powers                                      Director - Trust Services
Mark A. Prange                                       Associate Director - Information Systems
Brian R. Pray                                        Assistant Regional Director - New Business
Thomas O. Rabenn                                     Assistant General Counsel and Assistant Secretary
Steven M. Radke                                      Legislative Representative
David R. Remstad                                     Vice President - Life Products
David R. Retherford                                  Assistant Director - Disability Income
Stephen M. Rhode                                     Assistant Director - Annuity Products
Richard R. Richter                                   Vice President - Agency
Daniel A. Riedl                                      Vice President & Financial Services Counsel
Kathleen M. Rivera                                   Vice President - Insurance Counsel
Bethany M. Rodenhuis                                 Assistant General Counsel and Assistant Secretary
Faith B. Rodenkirk                                   Assistant Director - Group Marketing
James S. Rolfsmeyer                                  Assistant Director - Information Systems
Tammy M. Roou                                        Assistant General Counsel
Robert K. Roska                                      Associate Director - Information Systems
Sue M. Roska                                         Director - New Business
Stephen G. Ruys                                      Associate Director - Information Systems
Laurence K. Ryan                                     Wholesaler - Trust Services Project
Matthew T. Sauer                                     Assistant Director - Corporate Planning

Mary Ann Schachtner                                  Director - Field Training & Development
Linda Ann Schaefer                                   Director - Policyowner Services
Timothy G. Schaefer                                  Assistant Director - Information Systems
Cal D. Schattschneider                               Assistant Director - Corporate Planning
Thomas F. Scheer                                     Assistant General Counsel & Assistant Secretary
Carlen A. Schenk                                     Associate Director - Compliance & Best Practices
Jane A. Schiltz                                      Vice President - Life Marketing
Kathleen H. Schluter                                 Assistant General Counsel & Assistant Secretary
Calvin R. Schmidt                                    Associate Director - Information Systems
Rodd Schneider                                       Assistant General Counsel and Assistant Secretary
Sarah R. Schneider                                   Assistant Director - Corporate Planning & Development
John O. Schnorr                                      Assistant Director - Compliance & Best Practices
Margaret R. Schoewe                                  Human Resources Officer - Information Systems
John F. Schroeder                                    Associate Director of Field Office Real Estate
Donna L. Schwartz                                    Assistant Director - New Business
Melva T. Seabron                                     Director - Corporate Services
Norman W. Seguin, II                                 Investment Officer - Ad Valorem Taxes
Catherine L. Shaw                                    Assistant General Counsel & Assistant Secretary
John E. Sheaffer, Jr.                                Assistant Director - Agency Development
Janet Z. Silverman                                   Director - New Business
Stephen M. Silverman                                 Assistant General Counsel
David W. Simbro                                      Vice President - Marketing
Paul W. Skalecki                                     Actuary
Cynthia S. Slavik                                    Assistant Director - Environmental Engineer
Mark W. Smith                                        Assistant General Counsel & Assistant Secretary
Warren L. Smith, Jr.                                 Investment Officer - Architecture
Richard P. Snyder                                    Assistant Director - Controllers
Steven W. Speer                                      Director - Annuity Products Marketing
Robert J. Spellman, M.D.                             Vice President & Chief Medical Director
Steve P. Sperka                                      Associate Actuary
Barbara J. Stansberry                                Projects Director - New Business
Steven H. Steidinger                                 Assistant Director - Life Marketing
Bonnie L. Steindorf                                  Director of Department Operations - Agency
William I. Sternman                                  Director - Corporate Planning
Karen J. Stevens                                     Assistant General Counsel & Assistant Secretary
Steven J. Stribling                                  Senior Actuary
Stephen J. Strommen                                  Associate Actuary
Theodore H. Strupp                                   Associate Director - Communications
Daniel J. Suprenant                                  Director - Group Disability Marketing
Cheryl L. Svehlek                                    Assistant Director - Disability Income
Victoria A. Sweigart                                 Human Resources Officer
Rachel L. Taknint                                    Assistant General Counsel & Assistant Secretary
Thomas Talajkowski                                   Assistant Director - Tax and Financial Planning
Paul B. Tews                                         Director of Investment Planning - Treasury &
                                                        Investment Operations
Deanna L. Tillisch                                   Assistant Director - Media Relations
Susan M. Tompkins                                    Director - Marketing
Thomas W. Towers                                     Director - Public Relations
David F. Toy                                         Assistant Director - Marketing
Gloria E. Tracy                                      Assistant Director - Life Marketing
Linda K. Tredupp                                     Assistant Director - Information Systems
Chris G. Trost                                       Actuary
Mark J. Van Cleave                                   Assistant Director of Marketing Research - Corporate

                                      C-11

                                                        Planning & Development
Michael T. Van Grinsven                              Assistant Director - Field Services & Support
Mary Beth Van Groll                                  Vice President - Information Systems
Gloria J. Venski                                     Associate Director - Disability Income
Natalie J. Versnik                                   Assistant Director - Disability Income
Janine L. Wagner                                     Assistant Director - Information Systems
Harlan M. Wahrman                                    Director - Marketing
Scott E. Wallace                                     Assistant Director - Corporate Planning
Hal W. Walter                                        Vice President - Agency
P. Andrew Ware                                       Vice President - Actuarial
Mary L. Wehrle-Schnell                               Associate Director - Information Systems
Daniel T. Weidner                                    Assistant Director - Information Systems
Joel S. Weiner                                       Assistant Medical Director
Ronald J. Weir                                       Associate Director - Information Systems
Kenneth R. Wentland                                  Assistant Director of Policyowner Services - East
Sandra D. Wesley                                     Associate Director of Special Projects -
                                                        Communications
Catherine A. Wilbert                                 Assistant General Counsel & Assistant Secretary
David L. Wild                                        Director - Corporate Services
Donald R. Wilkinson                                  Vice President - Agency
Becki L. Williams                                    Assistant Director - Life Marketing
Jeffrey B. Williams                                  Corporate Risk Manager
John K. Wilson                                       Director - Disability Income
Scott J. Witt                                        Assistant Actuary
Penelope A. Woodcock                                 Associate Director - Disability Income
Robert J. Wright                                     Industry Trends Officer
Stanford A. Wynn                                     Assistant Director - Advanced Marketing
Conrad C. York                                       Director - Marketing
Catherine M. Young                                   Assistant General Counsel & Assistant Secretary
James A. Youngquist                                  Associate Actuary
John Zao                                             Assistant Director - Information Systems
Diana M. Zawada                                      Associate Director - Controllers
Rick T. Zehner                                       Vice President - Marketing
Patricia A. Zimmermann                               Investment Officer - Treasury & Investment Operations
Ray Zimmermann                                       Director - Field Financial Services
Philip R. Zwieg                                      Vice President of Technical Support - Information
                                                        Systems
Robert E. Zysk                                       Director - Tax and Financial Planning

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), as of December 31, 2000 are set forth on pages C-14 and C-15. In addition to the subsidiaries set forth on pages C-14 and C-15, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern
Mutual:

         1.     NML Variable Annuity Account A
         2.     NML Variable Annuity Account B
         3.     NML Variable Annuity Account C
         4.     Northwestern Mutual Variable Life Account

         Northwestern Mutual Series Fund, Inc. and Russell Insurance Funds (the "Funds"), shown on page C-14 as subsidiaries of Northwestern Mutual, are investment companies, registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

                    NORTHWESTERN MUTUAL CORPORATE STRUCTURE*
                            (AS OF JANUARY 31, 2001)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
     General Account
     NML Variable Annuity Account A
     NML Variable Annuity Account B
     NML Variable Annuity Account C
     NML Group Annuity Separate Account
     NML Variable Life Account
     Eiger Corporation - 100%
     Frank Russell Company and its subsidiaries - 100%
     Bradford, Inc. - 100%
     NML/Tallahassee, Inc. - 100%
     Northwestern Investment
     Management Company, LLC - 100%
     Northwestern Mutual Las Vegas, Inc. - 100%
     Northwestern Long Term Care Insurance Company - 100%
     Northwestern International Holdings, Inc. - 100%
     Northwestern Foreign Holdings B.V. - 100%
     Saskatoon Centre, Limited - 100% (inactive)
     Estate Strategies Group, LLC - 100%
     Northwestern Mutual Series Fund, Inc. (and its 11 portfolios) - 100% Russell Insurance Funds (and its 5 funds) - 74%
     Mason Street Funds, Inc. (and its 11 funds) - 65%
     MGIC Investment Corporation - 11%. MGIC holds 100% of the voting stock of the following:
      Mortgage Guaranty Reinsurance Corporation, MGIC, MGIC Reinsurance Corporation of Wisconsin, MGIC Mortgage Insurance Corporation, and various subsidiaries.
     Baird Financial Corporation - 80%. Baird Financial Corporation holds 80% of the voting stock of Robert W. Baird & Co., Incorporated and various subsidiaries.
     Northwestern Mutual Investment Services, LLC - 100%
     Northwestern Reinsurance Holdings N.V. - 100%
     NML - CBO, LLC - 49%

NML REAL ESTATE HOLDINGS, LLC - 100%
The Grand Avenue Corporation - 98.54%          Mitchell, Inc. - 100%
Marina Pacific, Ltd. - 100%                    Cass Corporation - 100%
Solar Resources, Inc. - 100%                   Burgundy, Inc. - 100%
Rocket Sports, Inc. - 100% (inactive)          Amber, Inc. - 100%
Summit Sports, Inc. - 100% (inactive)          Olive, Inc. - 100%
Greenway Sports, Inc. - 100% (inactive)        Bayridge, Inc. - 100%
RE Corporation - 100%                          Ryan, Inc. - 100%
INV Corp. - 100%                               Pembrook, Inc. - 100%
Buffalo Promotions, Inc. - 100% (inactive)     PBClub, Inc. - 100%
NW Greenway #1 - 100% (inactive)               Diversey, Inc. - 100%
NW Greenway #9 - 100% (inactive)               Larkin, Inc. - 100% (inactive)
Logan, Inc. - 100%                             Russet, Inc. - 100% (inactive)
Green Room Properties, LLC - 100%              Summerhill Property, LLC - 100%
Summerhill Management, LLC - 100%              New Arcade, LLC - 100%
New Arcade Parking, LLC - 100%                 Summit Mall, LLC - 100%

* Except for MGIC Investment Corporation and its subsidiaries, includes all mutual funds and other corporations of which 50% or more voting power is controlled by Northwestern Mutual.

               NORTHWESTERN MUTUAL CORPORATE STRUCTURE, CONTINUED*
                            (AS OF JANUARY 31, 2001)


NML SECURITIES HOLDINGS, LLC-100%

    NW Pipeline, Inc. - 100%                                       Kristina International Sales, Inc. - 100%
    Painted Rock Development Corporation - 100%                    NML/Mid Atlantic, Inc. - 100%
    NML Development Corporation - 100%                             KerryAnne International Sales, Inc. - 100%
    Stadium and Arena Management, Inc. - 100%                      Regina International Sales, Inc. - 100%
    Carlisle Ventures, Inc. - 100%                                 NML Buffalo Agency, Inc. - 100%
    Park Forest Northeast, Inc. - 100%
    Travers International Sales, Inc. - 100%
    Highbrook International Sales, Inc. - 100%
    Elderwood International Sales, Inc. - 100%
    Mallon International Sales, Inc. - 100%
    Higgins, Inc. - 100%
    Hobby, Inc. - 100%
    Baraboo, Inc. - 100%
    Elizabeth International Sales, Inc. - 100%
    Sean International Sales, Inc. - 100%
    Alexandra International Sales, Inc. - 100%
    Brian International Sales, Inc. - 100%
    Jack International Sales, Inc. - 100%
    Brendan International Sales, Inc. - 100%
    Justin International FSC, Inc. - 100%
    Mason & Marshall, Inc. - 100%
    North Van Buren, Inc. - 100%
    Northwestern Mutual Life
      International, Inc. - 100%
    White Oaks, Inc. - 100%
    Hazel, Inc. - 100%
    Maroon, Inc. - 100%
    Coral, Inc. - 100%
    Lydell, Inc. - 100%
    Klode, Inc. - 100%
    Chateau, Inc. - 100% (inactive)
    Lake Bluff, Inc. - 100% (inactive)
    Nicolet, Inc. - 100% (inactive)
    Tupelo, Inc. - 100% (inactive)


* Except for MGIC Investment Corporation and its subsidiaries, includes all mutual funds and other corporations of which 50% or more voting power is controlled by Northwestern Mutual.

Item 27. Number of Contract Owners

         As of March 31, 2001, 252,194 variable annuity contracts issued in connection with NML Variable Annuity Account B were outstanding. 205,311 such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code. 46,883 such contracts were not so issued.

Item 28. Indemnification

         That portion of the By-laws of Northwestern Mutual relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as an exhibit to the Registration Statement.

Item 29. Principal Underwriters

         (a) Northwestern Mutual Investment Services, LLC ("NMIS"), the co-depositor of the Registrant, may be considered the principal underwriter currently distributing securities of the Registrant. NMIS is also co-depositor, and may be considered the principal underwriter, for Northwestern Mutual Variable Life Account, a separate investment account of Northwestern Mutual registered under the Investment Company Act of 1940 as a unit investment trust. In addition NMIS is the investment adviser for Northwestern Mutual Series Fund, Inc.

         (b) The directors and officers of NMIS are as follows:

        Name                                                            Position
        ----                                                            --------
Ronald C. Alberts                                    Vice President--Fixed Income Securities
Maria J. Avila                                       Assistant Treasurer
William H. Beckley                                   Director and Executive Vice President, Sales
John M. Bremer                                       Director
Peter W. Bruce                                       Director
Thomas A. Carroll                                    Vice President Common Stocks
Walter J. Chossek                                    Treasurer
Eric P. Christophersen                               Senior Vice President
Timothy S. Collins                                   Vice President--Fixed Income Securities
Barbara E. Courtney                                  Assistant Treasurer
Jefferson V. DeAngelis                               Vice President--Fixed Income Securities
Mark G. Doll                                         Executive Vice President, Investment Advisory Services
James R. Eben                                        Assistant Secretary
Phillip B. Franczyk                                  Vice President, Agency Development
Richard L. Hall                                      Vice President, Variable Life Insurance
Laila V. Hick                                        Assistant Director, Equity Compliance, NMIS
                                                        Office of Supervisory Jurisdiction
Diane B. Horn                                        Senior Vice President and Chief Compliance Officer
Margaret A. Humphrey                                 Assistant Director, Equity Compliance, NMIS
                                                        Office of Supervisory Jurisdiction
Mark A. Kaprelian                                    Secretary
Beatrice C. Kmiec                                    Assistant Vice President, Variable Life Administration
Steven J. LaFore                                     Assistant Director, Equity Compliance, NMIS
                                                        Office of Supervisory Jurisdiction
Allan J. McDonell                                    Vice President, Compliance
Varun Mehta                                          Vice President--Fixed Income Securities
Leon W. Nesbitt                                      Vice President, Agency Development

Richard R. Richter                                   Vice President, Agency Development
                                                        (upon NASD qualification)
Lora A. Rosenbaum                                    Executive Vice President, Compliance and
                                                        Best Practices
Ignatius L. Smetek                                   Vice President Common Stocks
Leonard F. Stecklein                                 Vice President, Variable Annuities
Steven P. Swanson                                    Vice President
Carla A. Thoke                                       Director, Equity Compliance, NMIS
                                                        Office of Supervisory Jurisdiction
Rene T. Thompson                                     Assistant Director, Equity Compliance, NMIS
                                                        Office of Supervisory Jurisdiction
J. Edward Tippetts                                   Vice President, Sales Support
Julie Van Cleave                                     Vice President Common Stocks
Partricia L. Van Kampen                              Vice President Common Stocks
William R. Walker                                    Vice President
Hal W. Walter                                        Vice President, Agency Development
David B. Wescoe                                      President, CEO and Director
Donald R. Wilkinson                                  Vice President, Agency Development
Robert J. Ziegler                                    Assistant Treasurer
Edward J. Zore                                       Director

The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

         (c) During 2000 life insurance agents of Northwestern Mutual who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $20,848,898 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant. NMIS received compensation for its investment advisory services from Northwestern Mutual Series Fund, Inc., the investment company in which assets of the Registrant are invested.

Item 30. Location of Accounts and Records

         All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

         There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

         (a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of

Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         (e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

REPRESENTATION REGARDING TAX-DEFERRED ANNUITIES

         Reference is made to a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission and addressed to the American Council of Life Insurance (the "no-action letter"). In accordance with the requirements of paragraph (5) on page 4 of the no-action letter, the Registrant represents that the no-action letter is being relied upon and that the provisions of paragraphs (1)-(4) thereof have been complied with.

                                   SIGNATURES

         As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account B, certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 27th day of April, 2001.

                                                              NML VARIABLE ANNUITY ACCOUNT B
                                                              (Registrant)

                                                              By  THE NORTHWESTERN MUTUAL LIFE
                                                                  INSURANCE COMPANY
                                                              (Depositor)

Attest:  JOHN M. BREMER                                       By:  JAMES D. ERICSON
         -----------------------------------                       -------------------------------------------
         John M. Bremer,                                           James D. Ericson, Chairman
         Senior Executive Vice President                           and Chief Executive Officer
         and Secretary
                                                              By  NORTHWESTERN MUTUAL
                                                                  INVESTMENT SERVICES, LLC
                                                                  (Depositor)

Attest:  MARK A. KAPRELIAN                                    By:  DAVID B. WESCOE
         -----------------------------------                       -------------------------------------------
         Mark A. Kaprelian, Secretary                              David B. Wescoe,  President and CEO

         As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the depositors on the 27th day of April, 2001.

                                                              THE NORTHWESTERN MUTUAL LIFE
                                                              INSURANCE COMPANY
                                                              (Depositor)

Attest:  JOHN M. BREMER                                       By:  JAMES D. ERICSON
         -----------------------------                             -------------------------------------------
         John M. Bremer,                                           James D. Ericson, Chairman
         Senior Executive Vice President                           and Chief Executive Officer
         and Secretary
                                                              NORTHWESTERN MUTUAL INVESTMENT
                                                              SERVICES, LLC
                                                              (Depositor)

Attest:  MARK A. KAPRELIAN                                    By:  DAVID B. WESCOE
         ---------------------------                               -------------------------------------------
         Mark A. Kaprelian, Secretary                              David B. Wescoe,  President and CEO

         As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the depositor and on the dates indicated:

Signature                                            Title
---------                                            -----
                                                 Trustee, Chairman and
JAMES D. ERICSON                                 Principal Executive                     Dated April
----------------------------------------         Officer                                 27, 2001
James D. Ericson


GARY A. POLINER                                  Senior Vice President and
----------------------------------------         Principal Financial Officer
Gary A. Poliner

GARY E. LONG                                     Vice President, Controller
----------------------------------------         and Principal Accounting Officer
Gary E. Long


HAROLD B. SMITH*                                 Trustee
----------------------------------------
Harold B. Smith


J. THOMAS LEWIS*                                 Trustee
----------------------------------------
J. Thomas Lewis


PATRICIA ALBJERG GRAHAM*                         Trustee
----------------------------------------
Patricia Albjerg Graham


R. QUINTUS ANDERSON*                             Trustee
----------------------------------------
R. Quintus Anderson


STEPHEN F. KELLER*                               Trustee                                   Dated
----------------------------------------                                               April 27, 2001
Stephen F. Keller


PIERRE S. du PONT*                               Trustee
----------------------------------------
Pierre S. du Pont


J. E. GALLEGOS*                                  Trustee
----------------------------------------
J. E. Gallegos


KATHRYN D. WRISTON*                              Trustee
----------------------------------------
Kathryn D. Wriston


BARRY L. WILLIAMS*                               Trustee
----------------------------------------
Barry L. Williams


GORDON T. BEAHAM III*                            Trustee
----------------------------------------
Gordon T. Beaham III


DANIEL F. McKEITHAN, JR.*                        Trustee
----------------------------------------
Daniel F. McKeithan, Jr.


EDWARD E. BARR*                                  Trustee
----------------------------------------
Edward E. Barr

ROBERT C. BUCHANAN*                              Trustee
----------------------------------------
Robert C. Buchanan

SHERWOOD H. SMITH, JR.*                          Trustee
----------------------------------------
Sherwood H. Smith, Jr.


H. MASON SIZEMORE*                               Trustee                                   Dated
----------------------------------------                                               April 27, 2001
H. Mason Sizemore, Jr.


JOHN J. STOLLENWERK*                             Trustee
----------------------------------------
John J. Stollenwerk


GEORGE A. DICKERMAN*                             Trustee
----------------------------------------
George A. Dickerman


GUY A. OSBORN*                                   Trustee
----------------------------------------
Guy A. Osborn


JOHN E. STEURI*                                  Trustee
----------------------------------------
John E. Steuri


STEPHEN N. GRAFF*                                Trustee
----------------------------------------
Stephen N. Graff


BARBARA A. KING*                                 Trustee
----------------------------------------
Barbara A. King


                                                 Trustee
----------------------------------------
Timothy D. Proctor


PETER M. SOMMERHAUSER*                           Trustee
----------------------------------------
Peter M. Sommerhauser


EDWARD J. ZORE*                                  Trustee
----------------------------------------
Edward J. Zore


                                                 Trustee
----------------------------------------
James P. Hackett


*By:   JAMES D. ERICSON
       --------------------------------------------
       James D. Ericson, Attorney in Fact pursuant
       to the Power of Attorney attached hereto

                                POWER OF ATTORNEY


         The undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY hereby constitute and appoint James D. Ericson and Edward J. Zore, or either of them, their true and lawful attorneys and agents to sign the names of the undersigned Trustees to (1) the registration statement or statements to be filed under the Securities Act of 1933 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto in connection with variable contracts issued or sold by The Northwestern Mutual Life Insurance Company or any separate account credited therein and (2) the Form 10-K Annual Report or Reports of The Northwestern Mutual Life Insurance Company and/or its separate accounts for its or their fiscal year ended December 31, 2000 to be filed under the Securities Exchange Act of 1934 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto. "Variable contracts" as used herein means any contracts providing for benefits or values which may vary according to the investment experience of any separate account maintained by The Northwestern Mutual Life Insurance Company, including variable annuity contracts and variable life insurance policies. Each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, each of the undersigned has subscribed these presents this 26th day of July, 2000.


                                     R. QUINTUS ANDERSON            Trustee
                                     -------------------------------
                                     R. Quintus Anderson




                                     EDWARD E. BARR                 Trustee
                                     -------------------------------
                                     Edward E. Barr




                                     GORDON T. BEAHAM III           Trustee
                                     -------------------------------
                                     Gordon T. Beaham III




                                     ROBERT C. BUCHANAN             Trustee
                                     -------------------------------
                                     Robert C. Buchanan




                                     GEORGE A. DICKERMAN            Trustee
                                     -------------------------------
                                     George A. Dickerman




                                     PIERRE S. du PONT              Trustee
                                     -------------------------------
                                     Pierre S. du Pont

                                     JAMES D. ERICSON               Trustee
                                     -------------------------------
                                     James D. Ericson




                                     J. E. GALLEGOS                 Trustee
                                     -------------------------------
                                     J. E. Gallegos




                                     STEPHEN N. GRAFF               Trustee
                                     -------------------------------
                                     Stephen N. Graff




                                     PATRICIA ALBJERG GRAHAM        Trustee
                                     -------------------------------
                                     Patricia Albjerg Graham




                                     STEPHEN F. KELLER              Trustee
                                     -------------------------------
                                     Stephen F. Keller




                                     BARBARA A. KING                Trustee
                                     -------------------------------
                                     Barbara A. King




                                     J. THOMAS LEWIS                Trustee
                                     -------------------------------
                                     J. Thomas Lewis




                                     DANIEL F. McKEITHAN, JR.       Trustee
                                     -------------------------------
                                     Daniel F. McKeithan, Jr.




                                     GUY A. OSBORN                  Trustee
                                     -------------------------------
                                     Guy A. Osborn




                                                                    Trustee
                                     -------------------------------
                                     Timothy D. Proctor




                                     H. MASON SIZEMORE, JR.         Trustee
                                     -------------------------------
                                     H. Mason Sizemore, Jr.

                                     HAROLD B. SMITH                Trustee
                                     -------------------------------
                                     Harold B. Smith




                                     SHERWOOD H. SMITH, JR.         Trustee
                                     -------------------------------
                                     Sherwood H. Smith, Jr.




                                     PETER M. SOMMERHAUSER          Trustee
                                     -------------------------------
                                     Peter M. Sommerhauser




                                     JOHN E. STEURI                 Trustee
                                     -------------------------------
                                     John E. Steuri




                                     JOHN J. STOLLENWERK            Trustee
                                     -------------------------------
                                     John J. Stollenwerk




                                     BARRY L. WILLIAMS              Trustee
                                     -------------------------------
                                     Barry L. Williams




                                     KATHRYN D. WRISTON             Trustee
                                     -------------------------------
                                     Kathryn D. Wriston




                                     EDWARD J. ZORE                 Trustee
                                     -------------------------------
                                     Edward J. Zore

                                  EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM N-4
                       POST-EFFECTIVE AMENDMENT NO. 60 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       FOR
                         NML VARIABLE ANNUITY ACCOUNT B


Exhibit Number                      Exhibit Name

Exhibit B(10)                       Consent of PricewaterhouseCoopers LLP